Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2023

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (23.60%)
Argentina (0.07%)
Adecoagro SA	132,776	$1,121,957

Australia (1.41%)
Beach Energy, Ltd.	684,196	729,240
BHP Group, Ltd.	74,590	2,599,828
BlueScope Steel, Ltd.	31,560	426,821
Champion Iron, Ltd.	340,883	1,720,380
Evolution Mining, Ltd.	1,412,119	3,189,585
Fortescue Metals Group, Ltd.	160,487	2,519,344
GrainCorp, Ltd., Class A	85,256	454,946
IGO, Ltd.	80,717	830,113
Iluka Resources, Ltd.	195,693	1,491,805
Newcrest Mining, Ltd.	140,552	2,214,601
Northern Star Resources, Ltd.	133,244	1,180,332
Nufarm, Ltd.	147,504	616,366
Perseus Mining, Ltd.	532,660	804,594
Sandfire Resources NL	94,873	418,539
South32, Ltd.	1,248,951	4,002,342
Woodside Energy Group, Ltd.	22,986	588,307
		23,787,143

Austria (0.07%)
OMV AG	11,477	572,078
voestalpine AG	18,655	616,533
		1,188,611

Brazil (0.23%)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	102,006	1,123,086
Petroleo Brasileiro SA, Sponsored ADR	112,860	1,309,176
Vale SA, Sponsored ADR	69,799	1,303,845
		3,736,107

Canada (5.30%)
Agnico-Eagle Mines, Ltd.	73,294	4,139,124
Alamos Gold, Inc., Class A	158,569	1,750,602
ARC Resources, Ltd.	185,600	2,156,534
B2Gold Corp.	2,395,427	9,509,846
Barrick Gold Corp.	19,282	376,963
Baytex Energy Corp.(a)	380,600	1,762,050
Birchcliff Energy, Ltd.	272,300	1,745,683
Boralex, Inc., Class A	11,600	324,579
Brookfield Renewable Partners LP	3,100	90,282
Canadian Natural Resources, Ltd.	10,500	644,497
Canadian Solar, Inc.(a)	62,790	2,641,576
Canfor Corp.(a)	73,700	1,396,398
Cenovus Energy, Inc.	44,900	896,954
Centerra Gold, Inc.	227,200	1,458,260
Crescent Point Energy Corp.	476,100	3,556,751
Eldorado Gold Corp.(a)	135,739	1,297,665
Enerplus Corp.	19,440	345,060
First Majestic Silver Corp.	159,311	1,256,964
	Shares	Value (Note 2)
Canada (continued)
First Quantum Minerals, Ltd.	101,200	$2,347,934
Freehold Royalties, Ltd.	9,800	118,435
Hudbay Minerals, Inc.	258,800	1,503,532
Imperial Oil, Ltd.	31,100	1,699,742
Innergex Renewable Energy, Inc.	67,100	797,807
Interfor Corp.	76,000	1,519,943
Ivanhoe Mines, Ltd., Class A(a)	76,600	719,627
Kinross Gold Corp.	970,605	4,503,607
Lundin Mining Corp.	321,300	2,431,694
MAG Silver Corp.(a)	12,745	174,734
Maple Leaf Foods, Inc.	36,300	689,961
MEG Energy Corp.(a)	39,400	651,164
NexGen Energy, Ltd.(a)	259,400	1,251,624
Northland Power, Inc.	61,700	1,657,328
Nutrien, Ltd.	29,800	2,466,778
NuVista Energy, Ltd.(a)	73,000	611,740
Pan American Silver Corp.	318,619	5,808,424
Paramount Resources, Ltd., Class A	39,600	915,483
Parex Resources, Inc.	111,500	1,898,068
Peyto Exploration & Development Corp.	71,800	654,567
PrairieSky Royalty, Ltd.	56,500	970,719
Saputo, Inc.	87,700	2,417,674
Suncor Energy, Inc.	71,400	2,478,112
Tamarack Valley Energy, Ltd.	302,800	1,096,912
Teck Resources, Ltd., Class B	121,809	5,274,330
Tourmaline Oil Corp.	24,200	1,127,836
Vermilion Energy, Inc.	200,100	3,067,934
Wheaton Precious Metals Corp.	27,437	1,254,968
Whitecap Resources, Inc.	100,300	835,990
Yamana Gold, Inc.	641,433	3,867,841
		90,164,296

Chile (0.05%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,858	864,009

China (0.18%)
Daqo New Energy Corp., ADR(a)	37,401	1,702,120
JinkoSolar Holding Co., Ltd., ADR(a)	25,327	1,427,936
		3,130,056

Denmark (0.14%)
Orsted AS(b)(c)	18,567	1,641,609
Vestas Wind Systems A/S	21,377	621,000
		2,262,609

Faroe Islands (0.03%)
Bakkafrost P/F	6,869	424,943

Finland (0.17%)
Metso Outotec Oyj	159,987	1,828,865
Outokumpu Oyj	190,862	1,088,518
		2,917,383

France (0.06%)
TotalEnergies SE, ADR	17,395	1,079,186

	Shares	Value (Note 2)
Germany (0.53%)
Bayer AG	39,483	$2,446,655
Encavis AG	44,088	848,602
K+S AG	171,199	4,087,157
Nordex SE(a)	73,304	1,106,924
Salzgitter AG	10,429	423,355
thyssenkrupp AG	17,747	138,566
		9,051,259

Great Britain (1.07%)
Anglo American PLC	24,783	1,059,143
Atlantica Sustainable Infrastructure PLC	66,880	1,833,849
BP PLC, Sponsored ADR	18,933	685,943
CNH Industrial N.V.	169,308	3,000,138
Drax Group PLC	98,601	785,278
Endeavour Mining PLC	239,300	5,638,311
Evraz PLC(a)(d)(e)	91,946	1,134
Pentair PLC	19,443	1,076,753
Rio Tinto PLC, Sponsored ADR	25,332	2,010,094
Severn Trent PLC	29,082	1,009,640
Subsea 7 SA	62,311	773,144
Weir Group PLC	17,675	388,308
		18,261,735

Israel (0.08%)
ICL Group, Ltd.	159,956	1,274,849

Italy (0.15%)
Eni SpA, Sponsored ADR	70,519	2,179,037
ERG SpA	13,743	413,258
		2,592,295

Japan (1.31%)
eRex Co., Ltd.	58,700	1,079,162
Ezaki Glico Co., Ltd.	4,600	128,283
Inpex Corp.	205,333	2,240,025
Japan Petroleum Exploration Co., Ltd.	39,800	1,278,101
JFE Holdings, Inc.	145,800	1,912,039
Kubota Corp.	229,000	3,409,534
Kurita Water Industries, Ltd.	53,616	2,405,543
MEIJI Holdings Co., Ltd.	75,000	3,860,484
Mitsubishi Materials Corp.	14,000	239,419
OSAKA Titanium Technologies Co., Ltd.	49,700	1,399,382
Sumitomo Forestry Co., Ltd.	73,459	1,363,477
Sumitomo Metal Mining Co., Ltd.	76,000	3,064,172
		22,379,621

Luxembourg (0.36%)
APERAM SA	14,100	553,675
ArcelorMittal	14,925	461,780
ArcelorMittal SA	48,939	1,508,860
Tenaris SA, ADR	27,417	971,933
Ternium SA, Sponsored ADR	63,021	2,542,897
		6,039,145
	Shares	Value (Note 2)
Malaysia (0.02%)
Lynas Rare Earths, Ltd.(a)	58,403	$387,092

Mexico (0.43%)
Fresnillo PLC	21,852	221,287
Gruma SAB de CV	72,195	1,047,087
Grupo Mexico SAB de CV, Series B	905,300	4,026,387
Southern Copper Corp.	26,232	1,972,909
		7,267,670

Netherlands (0.32%)
AMG Advanced Metallurgical Group NV	23,373	908,148
Core Laboratories N.V.	49,663	1,271,373
Fugro N.V.(a)	79,333	1,053,070
OCI N.V.	50,525	1,715,952
SBM Offshore N.V.	47,369	742,844
		5,691,387

New Zealand (0.05%)
a2 Milk Co., Ltd.(a)	176,516	849,731

Norway (0.87%)
Aker BP ASA	37,445	1,137,425
Equinor ASA	121,115	3,680,191
Leroy Seafood Group ASA	70,514	413,974
Mowi ASA	140,846	2,597,049
NEL ASA(a)	476,921	810,349
Norsk Hydro ASA	182,328	1,467,523
Salmar ASA	12,666	586,755
Scatec ASA(b)(c)	126,055	1,021,665
TGS ASA	50,202	826,339
Yara International ASA	46,109	2,041,775
		14,583,045

Peru (0.05%)
Cia de Minas Buenaventura SAA, ADR	108,938	881,308

South Africa (0.81%)
Anglo Platinum, Ltd.	10,455	772,144
AngloGold Ashanti, Ltd., Sponsored ADR	36,943	776,542
Gold Fields, Ltd., Sponsored ADR	600,540	6,870,178
Impala Platinum Holdings, Ltd.	103,984	1,203,286
Kumba Iron Ore, Ltd.	51,422	1,564,972
Northam Platinum Holdings, Ltd.(a)	129,130	1,266,587
Remgro, Ltd.	106,592	857,637
Sasol, Ltd.	24,442	440,068
		13,751,414

Spain (0.39%)
Acciona SA	6,621	1,288,440
Acerinox SA	44,206	476,931
Corp ACCIONA Energias Renovables SA	22,353	911,772
Fluidra SA	105,756	1,857,950
Iberdrola SA	112,448	1,313,548
Repsol SA	21,441	351,740

	Shares	Value (Note 2)
Spain (continued)
Solaria Energia y Medio Ambiente SA	18,123	$370,108
		6,570,489

Sweden (0.65%)
AAK AB	17,147	294,976
Boliden AB	119,939	5,361,793
Holmen AB, B Shares	8,330	342,357
SSAB AB, A Shares	190,388	1,353,412
Svenska Cellulosa AB SCA, Class B	255,519	3,535,572
		10,888,110

Switzerland (0.10%)
Bucher Industries AG	799	361,841
Glencore PLC	206,097	1,375,115
		1,736,956

United States (8.70%)
AGCO Corp.	30,591	4,225,535
Ameresco, Inc., Class A(a)	14,363	925,983
American Water Works Co., Inc.	3,196	500,142
Andersons, Inc.	32,728	1,203,736
Antero Resources Corp.(a)	3,650	105,266
Archer-Daniels-Midland Co.	23,041	1,908,947
Archrock, Inc.	110,524	1,095,293
Array Technologies, Inc.(a)	6,393	142,116
ATI, Inc.(a)	5,191	188,900
Baker Hughes Co.	16,972	538,691
Beyond Meat, Inc.(a)	65,541	1,076,839
Bloom Energy Corp., Class A(a)	8,876	221,279
Bunge, Ltd.	22,474	2,227,173
California Water Service Group	26,453	1,618,130
Callon Petroleum Co.(a)	55,348	2,355,057
Cal-Maine Foods, Inc.	19,260	1,102,057
CF Industries Holdings, Inc.	34,099	2,888,185
ChampionX Corp.	8,864	292,689
Chemours Co.	101,629	3,698,279
Chevron Corp.	8,124	1,413,738
Civitas Resources, Inc.	24,990	1,663,085
Cleveland-Cliffs, Inc.(a)	21,936	468,334
CNX Resources Corp.(a)	16,086	269,119
Commercial Metals Co.	14,599	792,288
Comstock Resources, Inc.	72,767	884,119
ConocoPhillips	21,693	2,643,726
Corteva, Inc.	67,422	4,345,349
Coterra Energy, Inc.	16,274	407,338
Darling Ingredients, Inc.(a)	30,413	2,016,078
Deere & Co.	6,454	2,729,009
Devon Energy Corp.	20,591	1,302,175
Diamondback Energy, Inc.	21,197	3,097,306
Earthstone Energy, Inc., Class A(a)	78,931	1,097,141
Enphase Energy, Inc.(a)	6,010	1,330,494
EOG Resources, Inc.	3,117	412,223
Essential Utilities, Inc.	23,149	1,081,753
Exxon Mobil Corp.	15,730	1,824,837
First Solar, Inc.(a)	9,470	1,681,872
FMC Corp.	16,660	2,217,946
Freeport-McMoRan, Inc.	45,085	2,011,693
Green Plains, Inc.(a)	33,207	1,154,607
Halliburton Co.	43,016	1,773,120
	Shares	Value (Note 2)
United States (continued)
Hecla Mining Co.	416,401	$2,569,194
Helmerich & Payne, Inc.	29,275	1,418,081
Hess Corp.	5,274	791,944
HF Sinclair Corp.	22,080	1,256,352
Hormel Foods Corp.	63,282	2,867,307
Ingredion, Inc.	18,235	1,874,558
Kinder Morgan, Inc.	5,763	105,463
Kosmos Energy, Ltd.(a)	13,654	108,003
Liberty Energy, Inc., Class A	55,475	878,169
Livent Corp.(a)	29,345	760,622
Magnolia Oil & Gas Corp., Class A	50,517	1,192,706
Marathon Oil Corp.	99,890	2,743,978
Marathon Petroleum Corp.	24,420	3,138,459
Matador Resources Co.	41,014	2,713,486
Mosaic Co.	8,373	414,798
MP Materials Corp.(a)	29,775	967,985
Murphy Oil Corp.	36,727	1,601,664
National Fuel Gas Co.	3,154	183,121
National Oilwell Varco, Inc.	18,715	457,395
New WEI, Inc.(a)(d)(e)	68,768	103
Newmont Corp.	109,743	5,808,697
Northern Oil and Gas, Inc.	6,053	202,897
Oceaneering International, Inc.(a)	82,594	1,763,382
Patterson-UTI Energy, Inc.	61,986	1,041,365
PDC Energy, Inc.	19,574	1,325,747
Permian Resources Corp.	55,131	599,274
Phillips 66	8,398	842,067
Pilgrim's Pride Corp.(a)	67,463	1,638,002
Pioneer Natural Resources Co.	11,621	2,676,897
Plug Power, Inc.(a)	4,791	81,543
PotlatchDeltic Corp., REIT	66,606	3,260,363
Range Resources Corp.	28,383	710,143
Rayonier, Inc., REIT	64,894	2,361,493
REC Silicon ASA(a)	596,207	845,188
Reliance Steel & Aluminum Co.	7,901	1,797,082
Royal Gold, Inc.	8,866	1,126,248
RPC, Inc.	103,331	1,025,044
Schlumberger, Ltd.	25,372	1,445,697
Sitio Royalties Corp.	40,709	1,081,638
SM Energy Co.	65,268	2,145,359
Southwestern Energy Co.(a)	164,146	906,086
SSR Mining, Inc.	222,808	3,773,648
Steel Dynamics, Inc.	12,424	1,498,831
SunPower Corp.(a)	15,675	273,215
Talos Energy, Inc.(a)	138,744	2,748,519
Tellurian, Inc.(a)	18,598	37,010
Tidewater, Inc.(a)	26,483	1,149,362
TimkenSteel Corp.(a)	53,046	1,043,415
Transocean, Ltd.(a)	366,708	2,471,611
Tronox Holdings PLC, Class A	12,233	209,796
Tyson Foods, Inc., Class A	25,330	1,665,448
United States Steel Corp.	102,871	2,930,794
US Silica Holdings, Inc.(a)	105,682	1,293,548
Valero Energy Corp.	15,840	2,218,075
Vital Energy, Inc.(a)	29,415	1,655,476
W&T Offshore, Inc.(a)	364,401	2,266,574
Weyerhaeuser Co., REIT	29,479	1,014,962
Williams Cos., Inc.	1,855	59,805

	Shares	Value (Note 2)
United States (continued)
Worthington Industries, Inc.	4,148	$235,897
		148,205,233

TOTAL COMMON STOCKS
(Cost $326,183,826)		401,087,639

MASTER LIMITED PARTNERSHIPS (0.03%)
United States (0.03%)
Energy Transfer LP	4,974	66,055
Enterprise Products Partners LP	10,676	273,305
Magellan Midstream Partners LP	2,054	109,684
MPLX LP	1,555	54,301
Plains All American Pipeline LP	3,090	38,501
		541,846

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $900,221)		541,846

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (65.51%)
U.S. Treasury Bonds (65.51%)
United States Cash Managment Bill
3.667%, 2/7/23(f)	$120,500,000	$120,416,755
4.020%, 2/14/23(f)	136,000,000	135,789,681
United States Treasury Bill
4.295%, 3/21/23(f)	133,800,000	132,999,875
3.730%, 3/23/23(f)	27,500,000	27,330,417
4.350%, 4/4/23(f)	133,900,000	132,872,652
4.343%, 4/11/23(f)	27,500,000	27,265,382
4.310%, 4/13/23(f)	60,000,000	59,465,281
4.486%, 4/20/23(f)	85,500,000	84,660,702
4.314%, 4/25/23	120,800,000	119,547,861
4.431%, 5/9/23	88,100,000	87,023,677
4.610%, 5/30/23(f)	65,000,000	64,021,543
United States Treasury Inflation Indexed Bonds, 0.625%, 4/15/23	102,000,000	121,773,888
		1,113,167,714
TOTAL GOVERNMENT BONDS
(Cost $1,114,517,213)		1,113,167,714

Value (Note 2)
TOTAL INVESTMENTS (89.14%)
(Cost $1,441,601,260)	$1,514,797,199

Other Assets In Excess Of Liabilities (10.86%)	184,586,647
NET ASSETS - 100.00%	$1,699,383,846

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the market value of those securities was $2,663,274 representing 0.16% of the Fund's net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2023 the aggregate market value of those securities was $2,663,274 representing 0.16% of net assets.

(d)	Fair valued security; valued by the valuation designee in accordance with the procedures approved by the Fund’s Board of Trustees. As of January 31, 2023, these securities had a total value of $1,237 or less than 0.005% of total net assets.

(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.

(f)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $232,994,716.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Fair Value/Unrealized Appreciation
Copper Future	Morgan Stanley	Long	90	05/26/23	$9,527,625	$538,268
Corn Future	Morgan Stanley	Long	154	03/14/23	5,234,075	74,556
Frzn Concentrated OJ	Morgan Stanley	Long	15	03/13/23	493,200	39,376
Gasoline RBOB Future	Morgan Stanley	Short	(303)	05/31/23	(34,011,508)	318,224
Heating Oil Future	Morgan Stanley	Short	(1)	02/28/23	(132,082)	10,614
Heating Oil Future	Morgan Stanley	Short	(233)	05/31/23	(28,276,647)	584,628
LME Aluminum Future	Morgan Stanley	Long	1,328	03/13/23	87,266,200	8,289,056
LME Aluminum Future	Morgan Stanley	Long	1,029	06/19/23	68,576,419	5,897,860
LME Nickel Future	Morgan Stanley	Long	178	02/13/23	32,237,580	3,057,198
LME Nickel Future	Morgan Stanley	Long	25	03/13/23	4,536,900	446,788
LME Zinc Future	Morgan Stanley	Long	566	02/13/23	48,212,729	3,369,834
Low Su Gasoil G Future	Morgan Stanley	Long	360	02/10/23	32,949,000	760,981
Natural Gas Future	Morgan Stanley	Short	(54)	03/29/23	(1,480,140)	1,025,772
Natural Gas Future	Morgan Stanley	Short	(280)	04/26/23	(7,960,400)	6,206,860
Natural Gas Future	Morgan Stanley	Short	(1,669)	05/26/23	(50,737,600)	6,252,847
Platinum Future	Morgan Stanley	Long	212	04/26/23	10,823,660	236,987
Silver Future	Morgan Stanley	Long	462	03/29/23	55,061,160	6,153,833
Soybean Future	Morgan Stanley	Long	920	03/14/23	44,546,400	2,816,498
WTI Crude Future	Morgan Stanley	Short	(1,794)	05/22/23	(142,371,840)	2,990,589
					$134,494,731	$49,070,769

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Fair Value/Unrealized Depreciation
Brent Crude Future	Morgan Stanley	Long	1,196	02/28/23	$102,210,160	$(1,588,329)
Cocoa Future	Morgan Stanley	Short	(1,824)	07/14/23	(48,062,400)	(98,270)
Coffee 'C' Future	Morgan Stanley	Short	(37)	05/18/23	(2,521,088)	(243,853)
Coffee 'C' Future	Morgan Stanley	Short	(146)	07/19/23	(9,907,013)	(1,332,184)
Cotton No.2 Future	Morgan Stanley	Short	(61)	05/08/23	(2,651,975)	(24,871)
Cotton No.2 Future	Morgan Stanley	Short	(523)	07/07/23	(22,870,790)	(453,623)
Gasoline RBOB Future	Morgan Stanley	Long	110	03/31/23	12,636,624	(304,070)
Gold 100 Oz Future	Morgan Stanley	Long	238	04/29/13	46,298,140	(7,006)
Hard Red Winter Wheat Future	Morgan Stanley	Long	141	03/14/23	6,195,188	(340,840)
Heating Oil Future	Morgan Stanley	Long	102	03/31/23	13,015,649	(576,269)
Lean Hogs Future	Morgan Stanley	Long	107	04/17/23	3,698,990	(343,392)
Live Cattle Future	Morgan Stanley	Short	(516)	04/28/23	(33,648,360)	(120,082)
LME Aluminum Future	Morgan Stanley	Short	(1,177)	03/13/23	(77,343,613)	(6,844,526)
LME Aluminum Future	Morgan Stanley	Short	(1,229)	06/19/23	(81,905,169)	(8,237,655)
LME Lead Future	Morgan Stanley	Long	198	02/13/23	10,536,075	(461,916)
LME Nickel Future	Morgan Stanley	Short	(59)	03/13/23	(10,707,084)	(1,912,499)
Low Su Gasoil G Future	Morgan Stanley	Long	163	03/10/23	14,665,925	(832,806)
Natural Gas Future	Morgan Stanley	Long	3,226	02/24/23	86,585,840	(69,615,684)
Soybean Future	Morgan Stanley	Long	961	03/14/23	35,939,478	(455,905)
Soybean Future	Morgan Stanley	Short	(171)	03/14/23	(13,149,900)	(484,253)
Sugar #11 (World) Future	Morgan Stanley	Short	(1,187)	02/28/23	(28,928,614)	(4,319,197)
Wheat (CBT)	Morgan Stanley	Long	1,133	03/14/23	43,124,813	(3,352,073)
WTI Crude Future	Morgan Stanley	Long	468	02/21/23	36,911,160	(65,055)
WTI Crude Future	Morgan Stanley	Long	942	03/21/23	74,578,140	(2,073,582)
WTI Crude Future	Morgan Stanley	Short	(1,432)	04/20/23	(113,672,160)	(6,839,447)
					$41,028,016	$(110,927,387)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Citigroup	CRB 3m Fwd TR Index**	$281,459,575	USB3MTA + 24 bps	9/29/2023	$281,459,584	$9
UBS Group AG	CRB 3m Fwd TR Index**	273,014,492	USB3MTA + 25 bps	11/30/2023	273,014,501	9
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	295,787,899	USB3MTA + 25 bps	6/30/2023	295,787,904	5
Goldman Sachs	CRB 3m Fwd TR Index**	134,499,335	USB3MTA + 25 bps	9/29/2023	134,499,337	2
Societe Generale	CRB 3m Fwd TR Index**	122,699,885	USB3MTA + 24 bps	11/30/2023	122,699,887	2
		$1,107,461,186			$1,107,461,213	$27

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.

*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.

**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India ESG Fund
STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.93%)
Communication Services (3.86%)
Entertainment (0.95%)
Nazara Technologies, Ltd.(a)	180,526	$1,312,148
PVR, Ltd.(a)	98,675	2,051,336
		3,363,484

Wireless Telecommunication Services (2.91%)
Bharti Airtel, Ltd.	1,049,150	9,885,844
Bharti Airtel, Ltd. partly paid	78,914	376,536
		10,262,380

TOTAL COMMUNICATION SERVICES		13,625,864

Consumer Discretionary (9.59%)
Auto Components (1.90%)
MRF, Ltd.	3,487	3,879,510
Sansera Engineering, Ltd.(b)(c)	193,310	1,782,430
Varroc Engineering, Ltd.(a)(b)(c)	303,677	1,033,932
		6,695,872

Automobiles (3.09%)
Mahindra & Mahindra, Ltd.	277,646	4,693,208
Maruti Suzuki India, Ltd.	56,917	6,204,624
		10,897,832

Hotels, Restaurants & Leisure (0.50%)
Jubilant Foodworks, Ltd.	295,959	1,769,515

Household Durables (2.02%)
Crompton Greaves Consumer Electricals, Ltd.	1,401,195	5,678,614
Orient Electric, Ltd.	458,518	1,475,830
		7,154,444

Internet & Direct Marketing Retail (0.97%)
Cartrade Tech, Ltd.(a)	136,844	840,386
Zomato, Ltd.(a)	4,230,715	2,592,450
		3,432,836

Textiles, Apparel & Luxury Goods (1.11%)
Titan Co., Ltd.	134,337	3,918,195

TOTAL CONSUMER DISCRETIONARY		33,868,694

Consumer Staples (5.02%)
Personal Products (5.02%)
Dabur India, Ltd.	679,907	4,642,417
Emami, Ltd.	823,442	4,466,140
Hindustan Unilever, Ltd.	273,518	8,629,595
		17,738,152

TOTAL CONSUMER STAPLES		17,738,152
	Shares	Value (Note 2)
Energy (7.50%)
Oil, Gas & Consumable Fuels (7.50%)
Aegis Logistics, Ltd.	811,223	$3,790,735
Reliance Industries, Ltd.	787,168	22,707,759
		26,498,494

TOTAL ENERGY		26,498,494

Financials (32.70%)
Banks (21.03%)
AU Small Finance Bank, Ltd.(b)(c)	699,340	5,316,735
Axis Bank, Ltd.	1,518,206	16,226,173
HDFC Bank, Ltd., ADR	62,825	4,231,892
HDFC Bank, Ltd.	657,523	12,939,162
ICICI Bank, Ltd., Sponsored ADR	591,286	12,316,487
ICICI Bank, Ltd.	1,317,945	13,484,123
State Bank of India	1,433,865	9,737,427
		74,251,999

Consumer Finance (5.55%)
Bajaj Finance, Ltd.	138,325	9,999,298
Mahindra & Mahindra Financial Services, Ltd.	1,266,352	3,616,613
Muthoot Finance, Ltd.	122,426	1,567,054
SBI Cards & Payment Services, Ltd.	498,115	4,411,455
		19,594,420

Diversified Financial Services (1.80%)
Housing Development Finance Corp., Ltd.	197,000	6,341,910

Insurance (2.78%)
HDFC Life Insurance Co., Ltd.(b)(c)	865,825	6,135,831
PB Fintech, Ltd.(a)	698,454	3,673,078
		9,808,909

Thrifts & Mortgage Finance (1.54%)
Aavas Financiers, Ltd.(a)	245,732	5,445,139

TOTAL FINANCIALS		115,442,377

Health Care (7.97%)
Health Care Providers & Services (4.87%)
Dr Lal PathLabs, Ltd.(b)(c)	59,599	1,535,273
Fortis Healthcare, Ltd.(a)	1,236,363	4,261,835
Max Healthcare Institute, Ltd.(a)	1,677,604	9,079,249
Vijaya Diagnostic Centre Pvt, Ltd.	459,532	2,322,199
		17,198,556

Life Sciences Tools & Services (0.42%)
Tarsons Products, Ltd.(a)	175,456	1,490,872

Pharmaceuticals (2.68%)
Alkem Laboratories, Ltd.	97,737	3,599,551
Cipla, Ltd.	289,931	3,614,208

	Shares	Value (Note 2)
Pharmaceuticals (continued)
Dr. Reddy's Laboratories, Ltd.	42,370	$2,247,053
		9,460,812

TOTAL HEALTH CARE		28,150,240

Industrials (7.35%)
Air Freight & Logistics (0.60%)
Mahindra Logistics, Ltd.(b)(c)	369,780	2,125,391

Airlines (0.90%)
InterGlobe Aviation, Ltd.(a)(b)(c)	121,781	3,167,056

Building Products (1.82%)
Apollo Pipes, Ltd.	397,630	2,475,864
Kajaria Ceramics, Ltd.	307,296	3,966,751
		6,442,615

Construction & Engineering (4.03%)
Kalpataru Power Transmission, Ltd.	608,875	3,844,864
Larsen & Toubro, Ltd.	398,609	10,376,750
		14,221,614

TOTAL INDUSTRIALS		25,956,676

Information Technology (14.27%)
IT Services (14.27%)
Infosys, Ltd., Sponsored ADR	590,839	11,107,773
Infosys, Ltd.	915,699	17,247,470
Persistent Systems, Ltd.	134,940	7,784,362
Tata Consultancy Services, Ltd.	204,560	8,442,943
Tech Mahindra, Ltd.	463,298	5,784,980
		50,367,528

TOTAL INFORMATION TECHNOLOGY		50,367,528

Materials (7.59%)
Chemicals (2.71%)
Kansai Nerolac Paints, Ltd.	535,082	2,769,407
SRF, Ltd.	254,010	6,800,466
		9,569,873

Construction Materials (3.97%)
JK Cement, Ltd.	110,636	3,670,819
Ramco Cements, Ltd.	480,147	3,976,335
Shree Cement, Ltd.	21,891	6,355,892
		14,003,046

Containers & Packaging (0.91%)
Mold-Tek Packaging, Ltd.	259,356	3,221,639

TOTAL MATERIALS		26,794,558

Real Estate (2.08%)
Real Estate Management & Development (2.08%)
Brigade Enterprises, Ltd.	713,578	4,016,860
	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Oberoi Realty, Ltd.	330,190	$3,325,196
		7,342,056

TOTAL REAL ESTATE		7,342,056

TOTAL COMMON STOCKS
(Cost $298,425,160)		345,784,639

TOTAL INVESTMENTS (97.93%)
(Cost $298,425,160)		$345,784,639

Assets In Excess Of Other Liabilities (2.07%)		7,298,128

NET ASSETS (100.00%)		$353,082,767

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the aggregate market value of those securities was $21,096,648, representing 5.97% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2023 the aggregate market value of those securities was $21,096,648 representing 5.97% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund
STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (20.58%)
Abrdn Private Equity Opportunities Trust Plc	188,777	$1,091,520
Oakley Capital Investments, Ltd.	331,000	1,848,569
Apax Global Alpha, Ltd.(a)(b)	256,579	563,055
HarbourVest Global Private Equity, Ltd.(c)	96,000	2,620,959
HBM Healthcare Investments AG, Class A	4,000	938,901
HgCapital Trust PLC	505,500	2,223,284
NB Private Equity Partners, Ltd.	40,500	798,575
Pantheon International PLC Fund(c)	321,484	1,050,199
ICG Enterprise Trust PLC	67,442	959,146
TOTAL CLOSED-END FUNDS
(Cost $9,946,625)		12,094,208

COMMON STOCKS (70.76%)
Consumer Discretionary (1.74%)
Retail (1.74%)
Wesfarmers, Ltd.	29,000	1,022,446

TOTAL CONSUMER DISCRETIONARY		1,022,446

Consumer Staples (2.50%)
Retail (2.50%)
Costco Wholesale Corp.	2,870	1,466,972

TOTAL CONSUMER STAPLES		1,466,972

Financials (54.71%)
Banks (0.85%)
SVB Financial Group(c)	1,650	499,026

Diversified Financial Services (29.06%)
Apollo Global Management, Inc.	12,200	863,516
Ares Management LP, Class A	25,500	2,116,245
Berkshire Hathaway, Inc., Class B(c)	6,450	2,009,304
Blackstone, Inc., Class A	25,700	2,466,172
Cannae Holdings, Inc.(c)	40,500	989,820
Carlyle Group, Inc.	32,400	1,165,428
Intermediate Capital Group PLC	101,500	1,746,551
KKR & Co., Inc., Class A	40,900	2,282,629
Mastercard, Inc., Class A	3,000	1,111,800
Partners Group Holding AG	1,880	1,763,999
StepStone Group, Inc., Class A	19,300	563,367
		17,078,831

Investment Companies (14.31%)
3i Group PLC	117,000	2,282,637
Ares Capital Corp.	60,500	1,171,885
Carlyle Secured Lending, Inc.	53,200	800,660
FS KKR Capital Corp.	108,700	2,137,042
		Value
	Shares	(Note 2)
Investment Companies (continued)
Investor AB, B Shares	67,500	$1,311,659
Mutares SE & Co. KGaA	31,800	707,469
		8,411,352

Private Equity (10.49%)
Altamir	40,300	1,135,168
Brederode SA	21,766	2,542,655
Brookfield Corp.	19,000	706,800
Clairvest Group, Inc.	12,700	680,553
Hercules Capital, Inc.	30,800	437,668
Ratos AB, B Shares	164,000	661,413
		6,164,257

TOTAL FINANCIALS		32,153,466

Health Care (6.45%)
Health Care - Products (1.64%)
Danaher Corp.	3,650	964,987

Healthcare-Products (2.23%)
Thermo Fisher Scientific, Inc.	2,300	1,311,759

Healthcare-Services (2.58%)
Chemed Corp.	3,000	1,515,420

TOTAL HEALTH CARE		3,792,166

Industrials (1.64%)
Machinery-Diversified (1.64%)
Nordson Corp.	3,950	961,035

TOTAL INDUSTRIALS		961,035

Technology (3.72%)
Computers (1.62%)
Accenture PLC, Class A	3,410	951,560

Software (2.10%)
Constellation Software, Inc.	700	1,236,736

TOTAL TECHNOLOGY		2,188,296

TOTAL COMMON STOCKS
(Cost $34,863,162)		41,584,381

BUSINESS DEVELOPMENT COMPANIES (1.51%)
Financials (1.51%)
Investment Companies (1.51%)
Owl Rock Capital Corp.	68,000	888,760

TOTAL FINANCIALS		888,760

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $963,615)		888,760

		Value
	Shares	(Note 2)
PREFERRED STOCK (3.41%)
Financials (3.41%)
Investment Companies (2.40%)
Compass Diversified Holdings, Series B, 3M US L + 4.985%(d)(e)	8,425	$211,636
Compass Diversified Holdings, Series C, 7.875%(e)	47,400	1,198,746
		1,410,382

Private Equity (1.01%)
KKR Group Finance Co. IX LLC, 4.625%(e)	30,000	593,100

TOTAL FINANCIALS		2,003,482

TOTAL PREFERRED STOCK
(Cost $1,983,627)		2,003,482

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (2.48%)
Money Market Fund (2.48%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.204%	1,458,231	1,458,231

TOTAL MONEY MARKET FUND			1,458,231

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,458,231)			1,458,231

TOTAL INVESTMENTS (98.74%)
(Cost $49,215,260)			$58,029,062

Assets In Excess Of Other Liabilities (1.26%)			742,260

NET ASSETS (100.00%)			$58,771,322

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of January 31, 2023 was 4.81%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the aggregate market value of those securities was $563,055, representing 0.96% of net assets.

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2023 the aggregate market value of those securities was $563,055 representing 0.96% of net assets.

(c)	Non-Income Producing Security.

(d)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.

(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at January 31, 2023	Fund Delivering	U.S. $ Value at January 31, 2023	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Company	03/30/23	USD	$881,515	GBP	$876,415	$5,100
						$5,100

RiverFront Asset Allocation Growth & Income
STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (96.07%)
Debt (29.89%)
First Trust Senior Loan ETF	44,578	$2,031,419
iShares® Core U.S. Aggregate Bond ETF	126,312	12,658,989
iShares® Preferred & Income Securities ETF	22,554	757,814
iShares® 0-5 Year High Yield Corporate Bond ETF	47,778	2,007,154
RiverFront Dynamic Core Income ETF(a)	270,612	6,105,007
Riverfront Strategic Income Fund(a)	121,825	2,799,965
		26,360,348
Equity (66.18%)
First Trust RiverFront Dynamic Developed International ETF(a)	220,201	12,390,710
First Trust RiverFront Dynamic Emerging Markets ETF(a)	56,764	3,141,127
FTHI/First Trust Exchange-Traded Fund VI FirstTrust BuyWrite Income ETF	183,908	3,729,709
iShares® Genomics Immunology and Healthcare ETF	19,403	522,717
iShares® US Technology ETF	7,587	627,369
iShares® Core S&P® 500® ETF	17,060	6,965,769
iShares® MSCI Germany Index Fund	56,675	1,589,167
JPMorgan Equity Premium Income ETF	121,973	6,765,842
RiverFront Dynamic US Dividend Advantage ETF(a)	378,591	16,692,267
RiverFront Dynamic US Flex-Cap ETF(a)	118,717	5,063,138
WisdomTree® Europe Hedged Equity Fund	11,457	885,855
		58,373,670
TOTAL EXCHANGE TRADED FUNDS
(Cost $81,728,416)		84,734,018

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (4.07%)
Money Market Fund (4.07%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.204%	3,587,968	3,587,968

TOTAL MONEY MARKET FUND			3,587,968

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,587,968)			3,587,968
Value
(Note 2)
TOTAL INVESTMENTS (100.14%)
(Cost $85,316,384)	$88,321,986

Liabilities In Excess Of Other Assets (-0.14%)	(126,790)

NET ASSETS (100.00%)	$88,195,196

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following 4 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund and RiverFront Asset Allocation Growth & Income (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India ESG Fund’s investment goal is long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2023, net assets of the CoreCommodity Fund were $1,699,383,846 of which $366,858,659 or 21.59%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the "Board" or "Trustees"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India ESG Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed ALPS Advisors, Inc. (the “Adviser”) to serve as the valuation designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2023:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$401,086,402	$–	$1,237	$401,087,639
Master Limited Partnerships(a)	541,846	–	–	541,846
Government Bonds	–	1,113,167,714	–	1,113,167,714
Total	$401,628,248	$1,113,167,714	$1,237	$1,514,797,199
Other Financial Instruments
Assets
Futures Contracts	$49,070,769	$–	$–	$49,070,769
Total Return Swap Contracts	–	27	–	27
Liabilities
Futures Contracts	$(110,927,387)	$–	$–	$(110,927,387)
Total	$(61,856,618)	$27	$–	$(61,856,591)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India ESG Fund
Common Stocks
Communication Services	$–	$13,625,864	$–	$13,625,864
Consumer Discretionary	–	33,868,694	–	33,868,694
Consumer Staples	–	17,738,152	–	17,738,152
Energy	–	26,498,494	–	26,498,494
Financials	22,890,289	92,552,088	–	115,442,377
Health Care	–	28,150,240	–	28,150,240
Industrials	–	25,956,676	–	25,956,676
Information Technology	11,107,773	39,259,755	–	50,367,528
Materials	–	26,794,558	–	26,794,558
Real Estate	–	7,342,056	–	7,342,056
Total	$33,998,062	$311,786,577	$–	$345,784,639

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$2,411,624	$9,682,584	$–	$12,094,208
Common Stocks
Consumer Discretionary	–	1,022,446	–	1,022,446
Consumer Staples	1,466,972	–	–	1,466,972
Financials	21,137,083	11,016,383	–	32,153,466
Health Care	3,792,166	–	–	3,792,166
Industrials	961,035	–	–	961,035
Technology	2,188,296	–	–	2,188,296
Business Development Companies	888,760	–	–	888,760
Preferred Stock	2,003,482	–	–	2,003,482
Short-Term Investments	1,458,231	–	–	1,458,231
Total	$36,307,649	$21,721,413	$–	$58,029,062
Other Financial Instruments
Assets:
Forward Contracts	–	$5,100	–	$5,100
Total	$–	$5,100	$–	$5,100

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$84,734,018	$–	$–	$84,734,018
Short-Term Investments	3,587,968	–	–	3,587,968
Total	$88,321,986	$–	$–	$88,321,986

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments.

The Funds, except for the ALPS CoreCommodity Management CompleteCommodities® Strategy, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended January 31, 2023. As of January 31, 2023, ALPS CoreCommodity Management CompleteCommodities® Strategy held securities classified as Level 3 in the fair value hierarchy valued at $1,237, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: ALPS | Kotak India ESG Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Libor Risk: Holding of certain of the Funds’ underlying investments may use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration, have ceased the publication of all non-U.S. dollar LIBOR and the one-week and two-month U.S. dollar LIBOR rates, but the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

COVID-19 and Global Economic and Market Conditions: The impact of the novel coronavirus (“COVID-19”) pandemic has rapidly evolved around the globe, causing disruption in the U.S. and global economies. Although the global economy continued reopening in 2022 and robust economic activity has supported a continued recovery, certain geographies, most notably China, have experienced setbacks. The pandemic and the responses thereto have caused various disruptions to the global supply chain, affecting wide swaths of manufacturing, automotive and consumer goods, among other sectors. While the health and economic outlook may improve in the short-term in some markets, such improvements may be uncertain and short-lived due to the rise of potential new variants and increased cases and hospitalizations, as well as potential increased restrictions in the response thereto. Further, the negative economic consequences, including to the global supply chain, caused by the pandemic may be prolonged and take years to resolve, if ever. Issuers that operate in the hospitality, healthcare, travel and entertainment industries may continue to face adverse market conditions due to future restrictions, which could result in adverse performance and potentially bankruptcy. Further, the disruptions caused by the pandemic have contributed to the global and U.S. rise in inflation, which may further increase in the future. Changes in the nature of the pandemic, including any increases in virality and/or lethality, may have negative consequences for the Funds, its service providers and issuers. The uncertainty triggered by the pandemic is likely to continue and may have effects on the overall market and the Funds’ performance.

Additionally, certain Funds may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the U.S., the U.K., the E.U., and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’ economy or military efforts. The ongoing conflict and the rapidly evolving measures in response could be expected to have a negative impact on the economy and business activity globally (including in the countries in which the Funds invest), and therefore are expected to result in adverse consequences to the Russian economy and could have a material adverse effect on our portfolio companies and our business, financial condition, cash flows and results of operations. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, present material uncertainty and risk with respect to the Funds and their portfolio companies and operations, and the ability of the Funds to achieve their investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact the Funds or the business of the the Funds' investments, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the Funds and the companies in which the Funds invest rely.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2023 are disclosed after the Statement of Investments or Consolidated Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended January 31, 2023 were as follows:

RiverFront Asset Allocation Growth & Income	Market Value as of October 31, 2022	Purchases	Sales	Market Value as of January 31, 2023	Share Balance as of January 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$6,509,874	-	$(654,999)	$6,105,007	270,612	$46,787	$292,602	$(42,470)
Riverfront Strategic Income Fund	3,034,538	-	(326,247)	2,799,965	121,825	22,404	118,739	(27,065)
First Trust RiverFront Dynamic Developed International ETF	11,883,550	-	(1,205,944)	12,390,710	220,201	121,175	1,855,820	(142,716)
First Trust RiverFront Dynamic Emerging Markets ETF	2,969,977	-	(307,461)	3,141,127	56,764	85,244	503,673	(25,062)
RiverFront Dynamic US Dividend Advantage ETF	17,787,732	-	(1,773,416)	16,692,267	378,591	144,812	131,966	545,985
RiverFront Dynamic US Flex-Cap ETF	5,294,793	-	(495,678)	5,063,138	118,717	26,281	280,414	(16,391)
	$47,480,464	$-	$(4,763,745)	$46,192,214		$446,703	$3,183,214	$292,281

Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2023

ALPS | Smith Short Duration Bond Fund
STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.13%)

Fannie Mae
Series 1993-184, Class M,
–%, 09/25/2023(a)	$1,299	$1,284
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(b)	987	982
Series 1993-230, Class FA,
1M US L + 0.60%, 12/25/2023(b)	7,668	7,672
Series 1993-255, Class E,
7.100%, 12/25/2023	7,678	7,688
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(b)	49	49
Series 1993-31, Class PN,
7.000%, 09/25/2023	11,486	11,464
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(b)	275	274
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(b)	2,880	2,882
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(b)	14,499	14,543
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(b)	6,007	6,008
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(b)	773	773
Series 1994-61, Class E,
7.500%, 04/25/2024	7,843	7,867
Series 1994-75, Class K,
7.000%, 04/25/2024	6,056	6,070
Series 1994-77, Class FB,
1M US L + 1.50%, 04/25/2024(b)	20,618	20,707
Series 1997-12, Class FA,
1M US L + 1.00%, 04/18/2027(b)	15,214	15,308
Series 1997-49, Class F,
1M US L + 0.50%, 06/17/2027(b)	21,377	21,346
Series 2003-39, Class PG,
5.500%, 05/25/2023	1,334	1,328
Series 2004-53, Class NC,
5.500%, 07/25/2024	1,713	1,705
Series 2004-95, Class AK,
5.500%, 01/25/2025	6,108	6,086
Series 2005-121, Class DY,
5.500%, 01/25/2026	9,000	8,948
Series 2006-22, Class CE,
4.500%, 08/25/2023	2,012	2,000

	Principal Amount	Value (Note 2)
Series 2011-40, Class KA,
3.500%, 03/25/2026	$51,105	$50,045
Series 2011-44, Class EB,
3.000%, 05/25/2026	15,895	15,482
Series 2011-61, Class B,
3.000%, 07/25/2026	27,663	26,922
Series 2011-80, Class KB,
3.500%, 08/25/2026	28,117	27,575
Series 2012-22, Class ND,
2.000%, 12/25/2026	32,794	32,141
Series 2012-47, Class HA,
1.500%, 05/25/2027	37,077	35,252
Series 2013-5, Class DB,
2.000%, 02/25/2028	78,046	74,086
Series 2015-96, Class EA,
3.000%, 12/25/2026	170,270	164,727
		571,214
Freddie Mac
Series 1993-1487, Class O,
1M US L + 0.75%, 03/15/2023(b)	162	162
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(b)	1,239	1,240
Series 1993-1560, Class Z,
7.000%, 08/15/2023	1,840	1,837
Series 1993-1567, Class A,
1M US L + 0.40%, 08/15/2023(b)	7,302	7,253
Series 1993-1584, Class L,
6.500%, 09/15/2023	3,263	3,266
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	4,374	4,369
Series 1993-1611, Class Z,
6.500%, 11/15/2023	5,271	5,285
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	1,479	1,481
Series 1993-1630, Class PK,
6.000%, 11/15/2023	3,396	3,396
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(b)	4,196	4,203
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(b)	1,960	1,960
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(b)	2,939	2,940
Series 1993-24, Class FJ,
1M US L + 0.50%, 11/25/2023(b)	12,776	12,770
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(b)	1,319	1,314
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(b)	2,312	2,310

	Principal Amount	Value (Note 2)
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(b)	$3,144	$3,148
Series 1994-1730, Class Z,
7.000%, 05/15/2024	12,314	12,311
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(b)	13,694	13,814
Series 1994-32, Class PN,
7.500%, 04/25/2024	31,154	31,162
Series 1994-43, Class PH,
6.500%, 10/17/2024	9,591	9,601
Series 1996-1810, Class D,
6.000%, 02/15/2026	12,741	12,631
Series 1996-1885, Class FA,
1M US L + 0.45%, 09/15/2026(b)	3,517	3,510
Series 1997-1983, Class Z,
6.500%, 12/15/2023	2,831	2,836
Series 2001-2332, Class FB,
1M US L + 0.45%, 01/15/2028(b)	74,628	74,454
Series 2003-2595, Class GC,
5.500%, 04/15/2023	1,150	1,147
Series 2003-2634, Class PT,
5.000%, 06/15/2023	102	102
Series 2004-2877, Class AL,
5.000%, 10/15/2024	921	915
Series 2005-3005, Class ED,
5.000%, 07/15/2025	30,267	30,018
Series 2006-3104, Class DH,
5.000%, 01/15/2026	17,648	17,490
Series 2009-3575, Class EB,
4.000%, 09/15/2024	17,663	17,439
Series 2010-3661, Class B,
4.000%, 04/15/2025	13,282	13,137
Series 2010-3710, Class MG,
4.000%, 08/15/2025(c)	32,021	31,604
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	13,226	13,026
Series 2011-3829, Class BE,
3.500%, 03/15/2026	11,484	11,271
Series 2011-3907, Class FM,
1M US L + 0.35%, 05/15/2026(b)	4,950	4,944
Series 2012-4003, Class BG,
2.000%, 10/15/2026	23,837	23,230
Series 2013-4177, Class NB,
1.500%, 03/15/2028	17,856	16,777
		398,353
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(c)	12,323	12,165

	Principal Amount	Value (Note 2)
Series 2013-53, Class KN,
1.500%, 08/20/2025	$13,430	$12,970
		25,135

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,023,146)		994,702

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.03%)

Fannie Mae-Aces
Series 2013-M14, Class A2,
3.329%, 10/25/2023(b)	34,223	33,624
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(b)	1,289	1,285
Series 2016-M7, Class AV2,
2.157%, 10/25/2023	12,562	12,366
		47,275
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(b)	8,896	8,843
Series 2016-KJ10, Class A2,
2.912%, 12/25/2023	45,093	44,456
Series 2017-K069, Class A1,
2.892%, 06/25/2027	51,009	50,154
Series 2017-K728, Class A2,
3.064%, 08/25/2024(b)	113,871	111,140
		214,593

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $266,545)		261,868

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.04%)

Fannie Mae Pool
Series 2011-MA0717,
3.500%, 04/01/2026	170,536	168,181
Series 2012-AM1076,
2.920%, 10/01/2024	226,431	220,172
Series 2013-AM4125,
3.740%, 08/01/2023	230,000	227,791
Series 2014-AM7158,
3.150%, 11/01/2024	175,000	170,475
Series 2015-AM9288,
2.930%, 07/01/2025	1,313,090	1,269,143
Series 2016-AL8941,
2.932%, 01/01/2024(b)	20,719	20,296

	Principal Amount	Value (Note 2)
Series 2016-AL9448,
2.935%, 07/01/2026(b)	$185,715	$178,004
Series 2016-AN1413,
2.490%, 05/01/2026	140,246	133,298
Series 2016-AN2079,
2.910%, 07/01/2026	35,324	33,759
Series 2017-AN3895,
2.470%, 01/01/2024	2,000,000	1,950,563
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	297,446
Series 2018-AN8203,
2.950%, 01/01/2025	2,847,876	2,755,541
Series 2018-BL0760,
3.790%, 12/01/2025	483,332	475,518
		7,900,187
Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	60,084	58,951

Ginnie Mae I Pool
Series 2010-745222,
4.500%, 07/15/2025	55,140	55,582
Series 2013-AF1057,
2.000%, 07/15/2028	81,192	76,948
		132,530
Ginnie Mae II Pool
Series 2009-4377,
4.500%, 03/20/2024	59,265	59,495
Series 2010-4898,
3.000%, 12/20/2025	49,405	48,125
Series 2011-4954,
3.000%, 02/20/2026	44,376	43,333
		150,953

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $8,623,777)		8,242,621

CORPORATE BONDS (75.36%)

Aerospace & Defense (2.25%)
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,624,657
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023	7,500,000	7,323,149
TransDigm, Inc.
8.00%, 12/15/2025(d)	5,841,000	5,961,500
Total Aerospace & Defense		17,909,306

Apparel & Textile Products (0.18%)
Hanesbrands, Inc.
4.63%, 05/15/2024(d)	1,421,000	1,397,958

	Principal Amount	Value (Note 2)
Auto Parts Manufacturing (0.12%)
Aptiv PLC / Aptiv Corp.
2.40%, 02/18/2025	$1,000,000	$954,577

Automobiles Manufacturing (8.65%)
American Honda Finance Corp.
0.65%, 09/08/2023	1,500,000	1,461,752
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,000,000	1,857,015
3.38%, 11/13/2025	6,465,000	6,030,746
6.95%, 03/06/2026	7,500,000	7,678,237
7.35%, 11/04/2027	5,650,000	5,939,563
General Motors Financial Co., Inc.
3.80%, 04/07/2025	2,000,000	1,943,385
6.05%, 10/10/2025	7,000,000	7,134,875
SOFRINDX + 1.30%, 04/07/2025(b)	4,000,000	3,968,255
Hyundai Capital America
0.88%, 06/14/2024(d)	4,000,000	3,773,014
Kia Corp.
1.00%, 04/16/2024(d)	2,850,000	2,709,146
Mercedes-Benz Finance North America LLC
5.38%, 11/26/2025(d)	5,000,000	5,080,583
5.50%, 11/27/2024(d)	5,000,000	5,070,090
Nissan Motor Co., Ltd.
3.04%, 09/15/2023(d)	4,685,000	4,611,112
3.52%, 09/17/2025(d)	4,000,000	3,778,011
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(d)	2,500,000	2,412,859
1D US SOFR + 0.95%, 06/07/2024(b)(d)	5,000,000	4,996,363
Total Automobiles Manufacturing		68,445,006

Banks (9.16%)
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(b)(d)	4,000,000	4,034,207
Bank of New York Mellon
1D US SOFR + 0.80%, 11/21/2025(b)	5,000,000	5,038,138
Bank of New Zealand
4.85%, 02/07/2028(d)	2,000,000	2,012,460
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(b)	4,810,000	4,881,429
Danske Bank A/S
5.38%, 01/12/2024(d)	250,000	250,127
1Y US TI + 2.10%, 01/09/2026(b)(d)	3,850,000	3,910,068
Discover Bank
3.35%, 02/06/2023	2,110,000	2,109,657

	Principal Amount	Value (Note 2)
Fifth Third Bank NA
1D US SOFR + 1.23%, 10/27/2025(b)	$2,000,000	$2,032,078
First Horizon Corp.
3.55%, 05/26/2023	500,000	497,886
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(b)	6,163,000	6,129,212
FNB Corp.
2.20%, 02/24/2023	200,000	199,563
KBC Group NV
1Y US TI + 2.10%, 01/19/2029(b)(d)	5,000,000	5,076,353
KeyBank NA/Cleveland OH
4.70%, 01/26/2026	3,900,000	3,906,242
KeyCorp
1D US SOFR + 1.25%, 05/23/2025(b)	1,000,000	982,433
Lloyds Banking Group PLC
1Y US TI + 0.55%, 05/11/2024(b)	2,000,000	1,971,651
Manufacturers & Traders Trust Co.
4.65%, 01/27/2026	4,000,000	3,994,112
5.40%, 11/21/2025	3,750,000	3,815,652
National Bank of Canada
1Y US TI + 0.40%, 11/15/2024(b)	3,000,000	2,891,805
NatWest Markets PLC
0.80%, 08/12/2024(d)	1,000,000	936,767
Synovus Financial Corp.
5.20%, 08/11/2025	3,450,000	3,449,612
Truist Bank
3.30%, 05/15/2026	3,500,000	3,335,645
Truist Financial Corp.
1D US SOFR + 0.40%, 06/09/2025(b)	2,000,000	1,976,684
UniCredit SpA
7.83%, 12/04/2023(d)	3,775,000	3,852,750
US Bancorp
1D US SOFR + 1.23%, 02/01/2029(b)	5,000,000	4,999,722
Wells Fargo & Co.
4.13%, 08/15/2023	300,000	298,789
Total Banks		72,583,042

Biotechnology (0.13%)
Roche Holdings, Inc.
1D US SOFR + 0.24%, 03/05/2024(b)(d)	1,000,000	998,092

Cable & Satellite (0.69%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US L + 1.65%, 02/01/2024(b)	3,530,000	3,556,689
	Principal Amount	Value (Note 2)
Comcast Corp
5.25%, 11/07/2025	$1,900,000	$1,941,718
Total Cable & Satellite		5,498,407

Casinos & Gaming (0.36%)
MGM Resorts International
6.75%, 05/01/2025	2,843,000	2,867,190

Chemicals (3.04%)
Avient Corp.
5.75%, 05/15/2025(d)	3,826,000	3,790,860
Celanese US Holdings LLC
5.90%, 07/05/2024	6,500,000	6,539,139
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025(d)	2,000,000	1,799,449
LG Chem, Ltd.
4.38%, 07/14/2025(d)	1,500,000	1,475,431
Nutrien, Ltd.
5.90%, 11/07/2024	4,000,000	4,064,790
Sherwin-Williams Co.
4.05%, 08/08/2024	3,000,000	2,966,762
4.25%, 08/08/2025	3,000,000	2,964,374
Westlake Corp.
0.88%, 08/15/2024	500,000	468,288
Total Chemicals		24,069,093

Commercial Finance (2.18%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	9,600,000	9,780,251
1D US SOFR + 0.68%, 09/29/2023(b)	2,272,000	2,259,211
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(d)	5,135,000	5,129,935
Total Commercial Finance		17,169,397

Construction Materials Manufacturing (0.93%)
Carlisle Cos., Inc.
0.55%, 09/01/2023	1,000,000	974,141
Martin Marietta Materials, Inc.
0.65%, 07/15/2023	6,540,000	6,407,373
Total Construction Materials Manufacturing		7,381,514

Consumer Finance (2.48%)
Ally Financial, Inc.
1.45%, 10/02/2023	4,730,000	4,619,180
American Express Co.
2.25%, 03/04/2025	3,000,000	2,855,325
3.38%, 05/03/2024	3,000,000	2,949,082
SOFRINDX + 0.23%, 11/03/2023(b)	2,000,000	1,997,533

	Principal Amount	Value (Note 2)
Capital One Financial Corp.
2.60%, 05/11/2023	$400,000	$397,652
1D US SOFR + 2.08%, 02/01/2029(b)	3,000,000	3,020,612
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	2,000,000	1,993,644
0.60%, 03/01/2024	2,000,000	1,906,642
Total Consumer Finance		19,739,670

Consumer Products (0.55%)
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	4,000,000	3,849,066
Unilever Capital Corp.
0.63%, 08/12/2024	500,000	471,223
Total Consumer Products		4,320,289

Consumer Services (0.06%)
Cintas Corp. No 2
3.45%, 05/01/2025	500,000	487,287

Containers & Packaging (0.16%)
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(d)	1,308,000	1,304,444

Department Stores (0.59%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	5,000,000	4,751,175

Design, Manufacturing & Distribution (0.36%)
TD SYNNEX Corp.
1.25%, 08/09/2024	3,000,000	2,820,405

Diversified Banks (7.21%)
Banco Santander SA
1Y US TI + 0.45%, 06/30/2024(b)	1,000,000	979,269
Bank of America Corp.
1D US SOFR + 0.65%, 12/06/2025(b)	1,000,000	934,889
1D US SOFR + 0.69%, 04/22/2025(b)	4,000,000	3,980,558
1D US SOFR + 1.29%, 01/20/2027(b)	4,000,000	4,016,271
3M BSBY + 0.43%, 05/28/2024(b)	3,000,000	2,984,040
Bank of Nova Scotia
3.45%, 04/11/2025	3,000,000	2,914,388
Barclays PLC
1Y US TI + 0.80%, 12/10/2024(b)	3,000,000	2,887,236
	Principal Amount	Value (Note 2)
Citigroup, Inc.
1D US SOFR + 0.669%, 05/01/2025(b)	$3,000,000	$2,841,815
HSBC Holdings PLC
1D US SOFR + 0.534%, 08/17/2024(b)	2,000,000	1,946,640
1D US SOFR + 0.58%, 11/22/2024(b)	5,000,000	4,921,846
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(b)	7,750,000	7,815,458
1D US SOFR + 1.46%, 06/01/2024(b)	6,000,000	5,928,625
Series FRN
1D US SOFR + 0.58%, 06/23/2025(b)	2,000,000	1,983,073
Mitsubishi UFJ Financial Group, Inc.
1Y US TI + 1.70%, 07/18/2025(b)	3,000,000	2,985,223
Mizuho Financial Group, Inc.
0.87% - 1D US SOFR, 09/08/2024(b)	1,000,000	971,406
1.25% - 1D US SOFR, 07/10/2024(b)	1,000,000	981,200
NatWest Group PLC
1Y US TI + 2.15%, 05/22/2024(b)	1,000,000	989,284
Standard Chartered PLC
1D US SOFR + 0.93%, 11/23/2025(b)(d)	4,000,000	3,926,815
1Y US TI + 3.10%, 11/16/2025(b)(d)	3,000,000	3,130,822
Total Diversified Banks		57,118,858

Electrical Equipment Manufacturing (0.13%)
Siemens Financieringsmaatschappij NV
0.40%, 03/11/2023(d)	1,000,000	995,488

Entertainment Content (0.25%)
Warnermedia Holdings, Inc.
3.53%, 03/15/2024(d)	2,000,000	1,953,180

Entertainment Resources (0.25%)
Vail Resorts, Inc.
6.25%, 05/15/2025(d)	2,000,000	2,011,875

Exploration & Production (0.12%)
Pioneer Natural Resources Co.
0.55%, 05/15/2023	1,000,000	987,768

	Principal Amount	Value (Note 2)
Financial Services (8.14%)
Credit Suisse Group AG
1D US SOFR + 2.044%, 06/05/2026(b)(d)	$4,234,000	$3,721,882
1D US SOFR + 3.34%, 07/15/2026(b)(d)	3,000,000	2,913,885
Goldman Sachs Group, Inc.
0.52%, 03/08/2023	2,000,000	1,991,360
5.70%, 11/01/2024	3,800,000	3,857,061
1D US SOFR + 0.70%, 01/24/2025(b)	3,000,000	2,984,558
Morgan Stanley
1D US SOFR + 0.525%, 05/30/2025(b)	3,000,000	2,817,580
1D US SOFR + 0.625%, 01/24/2025(b)	5,000,000	4,973,265
1D US SOFR + 1.295%, 01/28/2027(b)	2,000,000	2,007,742
Series GMTN
1D US SOFR + 0.509%, 01/22/2025(b)	5,000,000	4,770,839
National Securities Clearing Corp.
0.40%, 12/07/2023(d)	1,980,000	1,908,690
5.05%, 11/21/2024(d)	7,000,000	7,037,065
State Street Corp.
1D US SOFR + 0.604%, 01/26/2026(b)	3,900,000	3,915,267
1D US SOFR + 1.353%, 11/04/2026(b)	3,250,000	3,339,288
UBS AG/London
1D US SOFR + 0.32%, 06/01/2023(b)(d)	1,000,000	1,000,078
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(b)(d)	1,000,000	979,169
1Y US TI + 1.55%, 05/12/2026(b)(d)	2,000,000	1,970,802
1Y US TI + 1.55%, 01/12/2027(b)(d)	4,000,000	4,052,930
1Y US TI + 1.60%, 08/05/2025(b)(d)	5,000,000	4,952,780
USAA Capital Corp.
0.50%, 05/01/2024(d)	2,000,000	1,900,039
1.50%, 05/01/2023(d)	500,000	495,958
3.38%, 05/01/2025(d)	3,000,000	2,913,015
Total Financial Services		64,503,253

Food & Beverage (2.96%)
Cargill, Inc.
4.88%, 10/10/2025(d)	1,000,000	1,006,831
Conagra Brands, Inc.
0.50%, 08/11/2023	2,000,000	1,952,961
Constellation Brands, Inc.
3.60%, 05/09/2024	3,000,000	2,957,441
	Principal Amount	Value (Note 2)
General Mills, Inc.
5.24%, 11/18/2025	$3,000,000	$3,016,193
Hormel Foods Corp.
0.65%, 06/03/2024	2,000,000	1,897,127
JDE Peet's NV
0.80%, 09/24/2024(d)	1,000,000	924,053
Keurig Dr Pepper, Inc.
0.75%, 03/15/2024	1,000,000	955,698
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(d)	3,000,000	2,968,388
Mondelez International, Inc.
2.13%, 03/17/2024	3,000,000	2,914,288
Nestle Holdings, Inc.
4.00%, 09/12/2025(d)	5,000,000	4,948,842
Total Food & Beverage		23,541,822

Forest & Paper Products Manufacturing (0.21%)
Georgia-Pacific LLC
0.63%, 05/15/2024(d)	1,750,000	1,659,913

Hardware (0.74%)
Teledyne Technologies, Inc.
0.65%, 04/01/2023	3,000,000	2,976,877
0.95%, 04/01/2024	3,000,000	2,858,269
Total Hardware		5,835,146

Health Care Facilities & Services (0.35%)
AmerisourceBergen Corp.
0.74%, 03/15/2023	885,000	880,706
Cigna Corp.
0.61%, 03/15/2024	2,000,000	1,907,030
Total Health Care Facilities & Services		2,787,736

Industrial Other (0.99%)
Honeywell International, Inc.
4.85%, 11/01/2024	5,000,000	5,042,139
Parker-Hannifin Corp.
3.65%, 06/15/2024	1,000,000	983,428
Quanta Services, Inc.
0.95%, 10/01/2024	2,000,000	1,862,346
Total Industrial Other		7,887,913

Leisure Products Manufacturing (0.23%)
Brunswick Corp.
0.85%, 08/18/2024	2,000,000	1,860,884

Life Insurance (0.50%)
Jackson National Life Global Funding
5.50%, 01/09/2026(d)	3,000,000	3,043,082
Security Benefit Global Funding
1.25%, 05/17/2024(d)	1,000,000	945,512
Total Life Insurance		3,988,594

	Principal Amount	Value (Note 2)
Managed Care (0.61%)
Humana, Inc.
0.65%, 08/03/2023	$5,014,000	$4,903,453

Mass Merchants (0.25%)
Dollar General Corp.
4.25%, 09/20/2024	2,000,000	1,982,391

Medical Equipment & Devices Manufacturing (2.37%)
Baxter International, Inc.
SOFRINDX + 0.26%, 12/01/2023(b)	2,000,000	1,988,253
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024(d)	2,000,000	2,017,764
5.60%, 11/15/2025(d)	2,000,000	2,033,965
Illumina, Inc.
0.55%, 03/23/2023	2,000,000	1,988,111
PerkinElmer, Inc.
0.55%, 09/15/2023	2,000,000	1,939,515
Thermo Fisher Scientific, Inc.
0.80%, 10/18/2023	5,000,000	4,858,859
SOFRINDX + 0.53%, 10/18/2024(b)	2,000,000	1,995,537
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	2,000,000	1,886,700
Total Medical Equipment & Devices Manufacturing		18,708,704

Metals & Mining (0.70%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,592,000	5,553,966

Pipeline (4.05%)
Buckeye Partners LP
4.15%, 07/01/2023	10,040,000	9,997,179
4.35%, 10/15/2024	750,000	726,730
Energy Transfer LP
4.50%, 04/15/2024	900,000	892,785
Gray Oak Pipeline LLC
2.00%, 09/15/2023(d)	3,640,000	3,557,110
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(d)	9,784,000	9,563,178
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,786,000	5,929,117
TransCanada PipeLines, Ltd.
1.00%, 10/12/2024	1,500,000	1,403,805
Total Pipeline		32,069,904

Power Generation (1.61%)
Alexander Funding Trust
1.84%, 11/15/2023(d)	5,345,000	5,154,286
	Principal Amount	Value (Note 2)
Vistra Operations Co. LLC
4.88%, 05/13/2024(d)	$7,735,000	$7,643,650
Total Power Generation		12,797,936

Railroad (0.12%)
Canadian Pacific Railway Co.
1.35%, 12/02/2024	1,000,000	940,098

Real Estate (2.03%)
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023	1,770,000	1,772,832
Public Storage
1D US SOFR + 0.47%, 04/23/2024(b)	2,000,000	1,994,617
VICI Properties LP
4.38%, 05/15/2025	10,500,000	10,279,028
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024(d)	2,000,000	1,998,267
Total Real Estate		16,044,744

Refining & Marketing (0.43%)
HF Sinclair Corp.
2.63%, 10/01/2023	3,434,000	3,379,276

Restaurants (0.13%)
Starbucks Corp.
SOFRINDX + 0.42%, 02/14/2024(b)	1,000,000	997,712

Retail - Consumer Discretionary (0.12%)
Genuine Parts Co.
1.75%, 02/01/2025	1,000,000	940,557

Semiconductors (0.86%)
Analog Devices, Inc.
1D US SOFR + 0.25%, 10/01/2024(b)	2,000,000	1,976,027
Marvell Technology, Inc.
4.20%, 06/22/2023	2,000,000	1,991,020
Microchip Technology, Inc.
0.97%, 02/15/2024	1,000,000	957,487
Skyworks Solutions, Inc.
0.90%, 06/01/2023	2,000,000	1,969,260
Total Semiconductors		6,893,794

Software & Services (1.00%)
International Business Machines Corp.
4.50%, 02/06/2026	5,000,000	5,007,438
Intuit, Inc.
0.65%, 07/15/2023	1,000,000	980,822

	Principal Amount	Value (Note 2)
VMware, Inc.
0.60%, 08/15/2023	$2,000,000	$1,954,783
Total Software & Services		7,943,043

Supermarkets & Pharmacies (0.47%)
7-Eleven, Inc.
0.63%, 02/10/2023(d)	500,000	499,477
0.80%, 02/10/2024(d)	3,350,000	3,203,575
Total Supermarkets & Pharmacies		3,703,052

Transportation & Logistics (0.25%)
PACCAR Financial Corp.
0.35%, 08/11/2023	1,000,000	976,350
0.80%, 06/08/2023	1,000,000	986,381
Total Transportation & Logistics		1,962,731

Utilities (5.32%)
American Electric Power Co., Inc.
2.03%, 03/15/2024	3,000,000	2,899,638
Atmos Energy Corp.
0.63%, 03/09/2023	2,550,000	2,539,511
3M US L + 0.38%, 03/09/2023(b)	1,795,000	1,794,943
Black Hills Corp.
1.04%, 08/23/2024	3,000,000	2,819,113
CenterPoint Energy Resources Corp.
0.70%, 03/02/2023	2,707,000	2,698,605
DTE Energy Co.
4.22%, 11/01/2024(c)	2,000,000	1,977,432
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	6,046,292
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	5,000,000	4,984,851
ONE Gas, Inc.
1.10%, 03/11/2024	3,311,000	3,174,522
Pacific Gas and Electric Co.
3.25%, 02/16/2024	4,400,000	4,319,660
Southern Co.
4.48%, 08/01/2024(c)	3,000,000	2,969,226
WEC Energy Group, Inc.
0.80%, 03/15/2024	3,000,000	2,863,226
4.75%, 01/09/2026	3,000,000	3,008,253
Total Utilities		42,095,272

Waste & Environment Services & Equipment (0.29%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	2,340,000	2,278,985

Wireless Telecommunications Services (0.53%)
AT&T, Inc.
0.90%, 03/25/2024	2,000,000	1,913,737
Sprint LLC
7.88%, 09/15/2023	2,239,000	2,274,763
Total Wireless Telecommunications Services		4,188,500
	Principal Amount	Value (Note 2)
Wireline Telecommunications Services (0.25%)
NTT Finance Corp.
0.37%, 03/03/2023(d)	$2,000,000	$1,992,774

TOTAL CORPORATE BONDS
(Cost $606,121,100)		597,206,174

GOVERNMENT BONDS (23.43%)

U.S. Treasury Bonds (23.43%)
United States Treasury Notes
1.13%, 01/15/2025	9,286,000	8,752,055
1.75%, 03/15/2025	19,831,000	18,880,506
2.63%, 04/15/2025	14,440,000	13,992,416
2.75%, 05/15/2025	15,576,000	15,131,232
3.00%, 07/31/2024	8,013,000	7,841,628
3.00%, 07/15/2025	13,617,000	13,297,852
3.13%, 08/15/2025	7,518,000	7,362,941
3.25%, 08/31/2024	21,195,000	20,816,222
3.50%, 09/15/2025	3,874,000	3,831,098
4.25%, 09/30/2024	22,662,000	22,613,313
4.25%, 12/31/2024	8,875,000	8,875,693
4.38%, 10/31/2024	22,650,000	22,661,061
4.50%, 11/30/2024	16,763,000	16,819,968
4.50%, 11/15/2025	4,790,000	4,861,850
Total U.S. Treasury Bonds		185,737,835

TOTAL GOVERNMENT BONDS
(Cost $188,268,952)		185,737,835

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.56%)

Money Market Fund (0.56%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.14%	4,474,146	4,474,146

TOTAL SHORT TERM INVESTMENTS
(Cost $4,474,146)			4,474,146

TOTAL INVESTMENTS (100.55%)
(Cost $808,777,666)			$796,917,346

Liabilities In Excess Of Other Assets (-0.55%)			(4,327,047)

NET ASSETS (100.00%)			$792,590,299

Investment Abbreviations:
BSBY - Bloomberg Short-Term Bank Yield
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
TI – Treasury Index

Reference Rates:
1M US L - 1 Month LIBOR as of January 31, 2023 was 4.57%
3M US L - 3 Month LIBOR as of January 31, 2023 was 4.81%
3M BSBY – 3 Month BSBY as of January 31, 2023 was 5.05%
1D US SOFR - 1 Day SOFR as of January 31, 2023 was 4.31%
1Y US TI - 1 Year US TI as of January 31, 2023 was 4.68%
10Y US TI - 10 Year US TI as of January 31, 2023 was 3.52%

(a)	Issued with zero coupon.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2023.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the aggregate market value of those securities was $175,665,704, representing 22.16% of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund
STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (9.45%)

Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$22,973	$22,930
Series 1997-76, Class FO,
1M US L + 0.50%, 09/17/2027(a)	11,814	11,820
Series 1999-58, Class F,
1M US L + 0.40%, 11/18/2029(a)	36,011	35,824
Series 2000-40, Class FA,
1M US L + 0.50%, 07/25/2030(a)	14,416	14,411
Series 2000-45, Class F,
1M US L + 0.45%, 12/25/2030(a)	13,108	13,052
Series 2001-27, Class F,
1M US L + 0.50%, 06/25/2031(a)	9,758	9,574
Series 2001-29, Class Z,
6.500%, 07/25/2031	58,488	61,000
Series 2001-51, Class OD,
6.500%, 10/25/2031	12,700	12,708
Series 2001-52, Class XZ,
6.500%, 10/25/2031	21,568	22,679
Series 2001-59, Class F,
1M US L + 0.60%, 11/25/2031(a)	95,809	96,019
Series 2001-60, Class OF,
1M US L + 0.95%, 10/25/2031(a)	11,018	11,157
Series 2001-63, Class TC,
6.000%, 12/25/2031	19,008	19,399
Series 2001-63, Class FD,
1M US L + 0.60%, 12/18/2031(a)	11,756	11,783
Series 2001-68, Class PH,
6.000%, 12/25/2031	14,978	15,431
Series 2001-71, Class FS,
1M US L + 0.60%, 11/25/2031(a)	56,587	56,711
Series 2001-71, Class FE,
1M US L + 0.65%, 11/25/2031(a)	69,194	69,451
Series 2001-81, Class GE,
6.000%, 01/25/2032	13,165	13,640
	Principal	Value
	Amount	(Note 2)
Series 2002-11, Class JF,
1M US L + 0.73%, 03/25/2032(a)	$41,421	$41,683
Series 2002-12, Class FH,
1M US L + 1.05%, 01/25/2032(a)	46,035	46,599
Series 2002-13, Class FE,
1M US L + 0.90%, 03/25/2032(a)	46,378	46,715
Series 2002-16, Class TM,
7.000%, 04/25/2032	11,962	12,675
Series 2002-17, Class JF,
1M US L + 1.00%, 04/25/2032(a)	26,115	26,503
Series 2002-18, Class FD,
1M US L + 0.80%, 02/25/2032(a)	43,413	43,693
Series 2002-23, Class FA,
1M US L + 0.90%, 04/25/2032(a)	38,412	38,862
Series 2002-34, Class EO,
–%, 05/18/2032(b)	36,544	33,944
Series 2002-36, Class FS,
1M US L + 0.50%, 06/25/2032(a)	22,977	22,983
Series 2002-44, Class FJ,
1M US L + 1.00%, 04/25/2032(a)	67,083	67,947
Series 2002-47, Class FC,
1M US L + 0.60%, 11/25/2031(a)	13,276	13,267
Series 2002-48, Class F,
1M US L + 1.00%, 07/25/2032(a)	41,290	41,822
Series 2002-49, Class FC,
1M US L + 1.00%, 11/18/2031(a)	37,455	37,912
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	96,935	98,375
Series 2002-63, Class EZ,
6.000%, 10/25/2032	6,461	6,734
Series 2002-64, Class PG,
5.500%, 10/25/2032	53,536	54,903
Series 2002-68, Class AF,
1M US L + 1.00%, 10/25/2032(a)	18,191	18,464
Series 2002-7, Class FC,
1M US L + 0.75%, 01/25/2032(a)	53,960	54,332
Series 2002-71, Class AQ,
4.000%, 11/25/2032	35,936	35,230

	Principal	Value
	Amount	(Note 2)
Series 2002-8, Class FA,
1M US L + 0.75%, 03/18/2032(a)	$16,355	$16,467
Series 2002-80, Class CZ,
4.500%, 09/25/2032	99,328	97,281
Series 2002-9, Class FW,
1M US L + 0.55%, 03/25/2032(a)	13,151	12,984
Series 2002-91, Class F,
1M US L + 0.55%, 01/25/2033(a)	19,545	19,555
Series 2003-107, Class FD,
1M US L + 0.50%, 11/25/2033(a)	12,360	12,342
Series 2003-110, Class CK,
3.000%, 11/25/2033	23,482	22,420
Series 2003-116, Class FA,
1M US L + 0.40%, 11/25/2033(a)	26,399	26,293
Series 2003-119, Class ZP,
4.000%, 12/25/2033	61,286	58,901
Series 2003-119, Class FH,
1M US L + 0.50%, 12/25/2033(a)	40,174	40,112
Series 2003-128, Class MF,
1M US L + 0.60%, 01/25/2034(a)	51,142	51,252
Series 2003-131, Class CH,
5.500%, 01/25/2034	74,632	76,152
Series 2003-134, Class FC,
1M US L + 0.60%, 12/25/2032(a)	29,344	29,408
Series 2003-14, Class AP,
4.000%, 03/25/2033	67,116	66,025
Series 2003-14, Class AN,
3.500%, 03/25/2033	44,744	43,927
Series 2003-19, Class MB,
4.000%, 05/25/2031	34,820	34,156
Series 2003-21, Class OG,
4.000%, 01/25/2033	25,945	25,463
Series 2003-22, Class BZ,
6.000%, 04/25/2033	24,294	25,232
Series 2003-27, Class EK,
5.000%, 04/25/2033	27,767	28,336
Series 2003-30, Class JQ,
5.500%, 04/25/2033	27,832	28,367
Series 2003-32, Class UJ,
5.500%, 05/25/2033	42,547	43,292
Series 2003-41, Class OB,
4.000%, 05/25/2033	100,571	97,281
	Principal	Value
	Amount	(Note 2)
Series 2003-41, Class OZ,
3.750%, 05/25/2033	$130,927	$121,464
Series 2003-42, Class JH,
5.500%, 05/25/2033	69,202	69,283
Series 2003-46, Class PJ,
5.500%, 06/25/2033	32,605	33,449
Series 2003-47, Class PE,
5.750%, 06/25/2033	43,354	45,142
Series 2003-64, Class JK,
3.500%, 07/25/2033	49,966	47,660
Series 2003-64, Class ZC,
5.000%, 07/25/2033	29,438	29,693
Series 2003-71, Class HD,
5.500%, 08/25/2033	138,838	140,448
Series 2003-76, Class EZ,
5.000%, 08/25/2033	139,363	140,583
Series 2003-94, Class CE,
5.000%, 10/25/2033	8,627	8,586
Series 2004-101, Class TB,
5.500%, 01/25/2035	118,508	121,302
Series 2004-14, Class QB,
5.250%, 03/25/2034	166,737	169,993
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	124,642
Series 2004-17, Class DZ,
5.500%, 04/25/2034	20,066	20,257
Series 2004-26, Class CG,
4.500%, 08/25/2033	2,248	2,225
Series 2004-36, Class CB,
5.000%, 05/25/2034	95,795	96,769
Series 2004-36, Class FA,
1M US L + 0.40%, 05/25/2034(a)	27,387	27,276
Series 2004-53, Class FC,
1M US L + 0.45%, 07/25/2034(a)	188,456	187,758
Series 2004-54, Class FL,
1M US L + 0.40%, 07/25/2034(a)	130,481	130,128
Series 2004-60, Class AC,
5.500%, 04/25/2034	108,000	107,976
Series 2004-68, Class LC,
5.000%, 09/25/2029	38,324	38,469
Series 2004-77, Class AY,
4.500%, 10/25/2034	17,278	17,352
Series 2004-82, Class HK,
5.500%, 11/25/2034	49,578	51,030
Series 2004-92, Class TB,
5.500%, 12/25/2034	84,324	87,118
Series 2005-110, Class MP,
5.500%, 12/25/2035	19,671	20,111

	Principal	Value
	Amount	(Note 2)
Series 2005-120, Class FE,
1M US L + 0.52%, 01/25/2036(a)	$23,055	$22,948
Series 2005-122, Class PY,
6.000%, 01/25/2036	261,254	270,526
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	25,120
Series 2005-17, Class EZ,
4.500%, 03/25/2035	156,528	149,111
Series 2005-29, Class ZA,
5.500%, 04/25/2035	65,280	68,249
Series 2005-3, Class CH,
5.250%, 02/25/2035	75,733	77,605
Series 2005-35, Class DZ,
5.000%, 04/25/2035	135,124	137,092
Series 2005-48, Class TD,
5.500%, 06/25/2035	128,991	133,479
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	35	35
Series 2005-62, Class GZ,
5.750%, 07/25/2035	431,146	447,392
Series 2005-62, Class JC,
5.000%, 05/25/2035	120	119
Series 2005-62, Class ZD,
5.000%, 06/25/2035	120,225	119,246
Series 2005-62, Class JE,
5.000%, 06/25/2035	1,119	1,116
Series 2005-64, Class PL,
5.500%, 07/25/2035	78,383	79,840
Series 2005-68, Class CZ,
5.500%, 08/25/2035	317,529	322,437
Series 2005-68, Class BE,
5.250%, 08/25/2035	87,096	87,288
Series 2005-68, Class PG,
5.500%, 08/25/2035	30,542	31,178
Series 2005-69, Class GZ,
4.500%, 08/25/2035	28,131	27,369
Series 2005-7, Class MZ,
4.750%, 02/25/2035	42,616	42,043
Series 2005-70, Class NA,
5.500%, 08/25/2035	12,574	12,898
Series 2005-70, Class KP,
5.000%, 06/25/2035	54,805	55,612
Series 2005-72, Class FB,
1M US L + 0.25%, 08/25/2035(a)	14,378	14,264
Series 2005-79, Class DB,
5.500%, 09/25/2035	76,876	78,121
	Principal	Value
	Amount	(Note 2)
Series 2005-83, Class QP,
17.394% - 1M US L, 11/25/2034(a)	$102,166	$99,101
Series 2005-84, Class XM,
5.750%, 10/25/2035	70,310	71,602
Series 2005-89, Class F,
1M US L + 0.30%, 10/25/2035(a)	21,490	21,276
Series 2005-99, Class FA,
1M US L + 0.30%, 11/25/2035(a)	25,696	25,609
Series 2005-99, Class AC,
5.500%, 12/25/2035	541,000	565,023
Series 2005-99, Class ZA,
5.500%, 12/25/2035	115,431	123,335
Series 2006-112, Class QC,
5.500%, 11/25/2036	20,526	21,189
Series 2006-114, Class HE,
5.500%, 12/25/2036	91,994	94,760
Series 2006-115, Class EF,
1M US L + 0.36%, 12/25/2036(a)	16,098	15,907
Series 2006-16, Class HZ,
5.500%, 03/25/2036	241,463	246,149
Series 2006-39, Class EF,
1M US L + 0.40%, 05/25/2036(a)	15,605	15,473
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	33,934
Series 2006-48, Class TF,
1M US L + 0.40%, 06/25/2036(a)	38,522	38,140
Series 2006-48, Class DZ,
6.000%, 06/25/2036	160,047	176,464
Series 2006-56, Class F,
1M US L + 0.30%, 07/25/2036(a)	12,057	11,967
Series 2006-63, Class QH,
5.500%, 07/25/2036	30,395	31,414
Series 2006-70, Class AF,
1M US L + 0.40%, 08/25/2036(a)	88,818	87,976
Series 2006-71, Class ZH,
6.000%, 07/25/2036	41,231	43,346
Series 2006-95, Class FH,
1M US L + 0.45%, 10/25/2036(a)	83,151	82,475
Series 2007-100, Class YF,
1M US L + 0.55%, 10/25/2037(a)	15,715	15,643

	Principal	Value
	Amount	(Note 2)
Series 2007-109, Class GF,
1M US L + 0.68%, 12/25/2037(a)	$47,146	$47,030
Series 2007-111, Class FC,
1M US L + 0.60%, 12/25/2037(a)	33,235	33,213
Series 2007-117, Class FM,
1M US L + 0.70%, 01/25/2038(a)	49,755	49,870
Series 2007-12, Class BZ,
6.000%, 03/25/2037	433,810	451,635
Series 2007-12, Class ZA,
6.000%, 03/25/2037	157,279	156,528
Series 2007-14, Class GZ,
5.500%, 03/25/2037	166,811	171,843
Series 2007-18, Class MZ,
6.000%, 03/25/2037	151,923	154,908
Series 2007-22, Class FC,
1M US L + 0.42%, 03/25/2037(a)	72,260	71,018
Series 2007-26, Class ZB,
5.500%, 04/25/2037	274,472	280,900
Series 2007-30, Class MB,
4.250%, 04/25/2037	65,788	65,392
Series 2007-33, Class HE,
5.500%, 04/25/2037	40,394	41,554
Series 2007-34, Class F,
1M US L + 0.39%, 04/25/2037(a)	24,672	24,273
Series 2007-41, Class FA,
1M US L + 0.40%, 05/25/2037(a)	11,349	11,210
Series 2007-5, Class PD,
6.000%, 02/25/2037	75,938	75,344
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	31,754
Series 2007-51, Class CP,
5.500%, 06/25/2037	25,982	26,627
Series 2007-55, Class PH,
6.000%, 06/25/2047	314,899	332,084
Series 2007-57, Class FA,
1M US L + 0.23%, 06/25/2037(a)	23,706	23,406
Series 2007-6, Class FC,
1M US L + 0.42%, 02/25/2037(a)	40,230	39,576
Series 2007-63, Class VZ,
5.500%, 07/25/2037	191,421	197,413
Series 2007-63, Class FC,
1M US L + 0.35%, 07/25/2037(a)	23,622	23,297
	Principal	Value
	Amount	(Note 2)
Series 2007-65, Class ZE,
5.500%, 07/25/2037	$89,448	$91,391
Series 2007-65, Class KF,
1M US L + 0.38%, 07/25/2037(a)	46,971	46,389
Series 2007-70, Class FA,
1M US L + 0.35%, 07/25/2037(a)	27,063	26,635
Series 2007-77, Class JE,
6.000%, 08/25/2037	333,986	337,852
Series 2007-85, Class FC,
1M US L + 0.54%, 09/25/2037(a)	110,419	110,086
Series 2007-85, Class FL,
1M US L + 0.54%, 09/25/2037(a)	31,144	30,991
Series 2007-86, Class FA,
1M US L + 0.45%, 09/25/2037(a)	30,959	30,752
Series 2007-9, Class FB,
1M US L + 0.35%, 03/25/2037(a)	30,213	29,796
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	210,921	212,071
Series 2008-24, Class WD,
5.500%, 02/25/2038	153,997	158,088
Series 2008-25, Class EF,
1M US L + 0.95%, 04/25/2038(a)	43,225	43,785
Series 2008-27, Class B,
5.500%, 04/25/2038	691,255	719,123
Series 2008-46, Class LA,
5.500%, 06/25/2038	11,605	11,756
Series 2008-66, Class FT,
1M US L + 0.95%, 08/25/2038(a)	23,935	24,152
Series 2008-86, Class FC,
1M US L + 1.10%, 12/25/2038(a)	178,032	181,420
Series 2009-10, Class AB,
5.000%, 03/25/2024	5,388	5,361
Series 2009-103, Class FM,
1M US L + 0.70%, 11/25/2039(a)	40,175	40,171
Series 2009-104, Class FA,
1M US L + 0.80%, 12/25/2039(a)	41,085	41,367
Series 2009-11, Class MP,
7.000%, 03/25/2049	103,837	109,794

	Principal	Value
	Amount	(Note 2)
Series 2009-110, Class FG,
1M US L + 0.75%, 01/25/2040(a)	$100,539	$100,979
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	131,536
Series 2009-12, Class LA,
15.773%, 03/25/2039(a)	297,573	382,868
Series 2009-12, Class LD,
18.193%, 03/25/2039(a)	397,458	594,863
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	60,818
Series 2009-39, Class Z,
6.000%, 06/25/2039	2,072,419	2,175,576
Series 2009-42, Class TZ,
4.500%, 03/25/2039	250,337	245,208
Series 2009-47, Class BN,
4.500%, 07/25/2039	37,263	37,016
Series 2009-62, Class WA,
5.580%, 08/25/2039(a)	139,025	141,085
Series 2009-68, Class FD,
1M US L + 1.25%, 09/25/2039(a)	50,220	51,280
Series 2009-70, Class CO,
–%, 01/25/2037(b)	75,618	64,320
Series 2009-70, Class FA,
1M US L + 1.20%, 09/25/2039(a)	27,931	28,062
Series 2009-86, Class OT,
–%, 10/25/2037(b)	33,487	27,649
Series 2009-87, Class FG,
1M US L + 0.75%, 11/25/2039(a)	73,391	73,682
Series 2009-90, Class UZ,
4.500%, 11/25/2039	634,646	624,842
Series 2010-1, Class WA,
6.220%, 02/25/2040(a)	18,789	19,481
Series 2010-1, Class EL,
4.500%, 02/25/2040	282,690	266,270
Series 2010-102, Class HA,
4.000%, 09/25/2050	60,954	59,082
Series 2010-103, Class DZ,
4.500%, 09/25/2040	213,092	212,181
Series 2010-103, Class PJ,
4.500%, 09/25/2040	34,589	34,817
Series 2010-111, Class FC,
1M US L + 0.52%, 10/25/2040(a)	50,537	49,945
Series 2010-118, Class GF,
1M US L + 0.55%, 10/25/2039(a)	20,935	20,926
	Principal	Value
	Amount	(Note 2)
Series 2010-118, Class LZ,
4.750%, 10/25/2040	$35,569	$35,798
Series 2010-122, Class JA,
7.000%, 07/25/2040	16,857	17,370
Series 2010-123, Class FL,
1M US L + 0.43%, 11/25/2040(a)	20,492	20,267
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,486	170,884
Series 2010-129, Class PZ,
4.500%, 11/25/2040	33,460	32,533
Series 2010-130, Class BZ,
4.500%, 11/25/2040	1,265,635	1,193,820
Series 2010-137, Class XP,
4.500%, 10/25/2040	3,408	3,390
Series 2010-14, Class FJ,
1M US L + 0.60%, 03/25/2040(a)	137,558	137,652
Series 2010-141, Class LZ,
4.500%, 12/25/2040	673,381	679,173
Series 2010-141, Class AL,
4.000%, 12/25/2040	346,705	336,773
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	87,539
Series 2010-141, Class FB,
1M US L + 0.47%, 12/25/2040(a)	48,297	47,623
Series 2010-142, Class FM,
1M US L + 0.47%, 12/25/2040(a)	16,849	16,599
Series 2010-154, Class JA,
3.000%, 11/25/2040	325,375	311,743
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	74,241
Series 2010-19, Class PY,
5.000%, 03/25/2040	322,844	329,843
Series 2010-33, Class KN,
4.500%, 03/25/2040	43,782	42,875
Series 2010-37, Class CY,
5.000%, 04/25/2040	37,116	37,853
Series 2010-38, Class KD,
4.500%, 09/25/2039	1,273	1,263
Series 2010-39, Class EF,
1M US L + 0.52%, 06/25/2037(a)	38,482	38,378
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	179,729
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	281,450
Series 2010-57, Class HA,
3.500%, 02/25/2040	37,981	37,347

	Principal	Value
	Amount	(Note 2)
Series 2010-58, Class FY,
1M US L + 0.73%, 06/25/2040(a)	$50,444	$50,323
Series 2010-64, Class DM,
5.000%, 06/25/2040	42,203	42,675
Series 2010-67, Class BD,
4.500%, 06/25/2040	549,959	546,273
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	81,034
Series 2010-82, Class WZ,
5.000%, 08/25/2040	373,164	378,416
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,080,187	1,107,755
Series 2011-114, Class B,
3.500%, 11/25/2041	169,810	164,774
Series 2011-121, Class JP,
4.500%, 12/25/2041	115,984	117,370
Series 2011-128, Class KB,
4.500%, 12/25/2041	800,000	783,421
Series 2011-130, Class KB,
4.000%, 12/25/2041	39,547	38,204
Series 2011-132, Class PE,
4.500%, 12/25/2041	24,094	24,490
Series 2011-145, Class JA,
4.500%, 12/25/2041	8,988	8,933
Series 2011-15, Class AF,
1M US L + 0.51%, 03/25/2041(a)	23,834	23,677
Series 2011-17, Class PD,
4.000%, 03/25/2041	8,453	8,323
Series 2011-26, Class PA,
4.500%, 04/25/2041	106,958	107,043
Series 2011-27, Class ZD,
2.500%, 09/25/2040	163,948	144,814
Series 2011-3, Class FA,
1M US L + 0.68%, 02/25/2041(a)	159,733	158,798
Series 2011-30, Class ZA,
5.000%, 04/25/2041	585,524	584,988
Series 2011-43, Class B,
3.500%, 05/25/2031	21,575	21,032
Series 2011-45, Class ZA,
4.000%, 05/25/2031	19,977	19,385
Series 2011-47, Class GF,
1M US L + 0.57%, 06/25/2041(a)	117,615	116,898
Series 2011-5, Class PO,
–%, 09/25/2040(b)	9,508	6,923
Series 2011-55, Class BZ,
3.500%, 06/25/2041	214,078	205,896
	Principal	Value
	Amount	(Note 2)
Series 2011-74, Class UB,
4.000%, 07/25/2040	$141,571	$134,537
Series 2011-75, Class HP,
2.500%, 07/25/2040	4,089	4,055
Series 2011-86, Class AF,
1M US L + 0.50%, 02/25/2040(a)	28,821	28,692
Series 2011-86, Class NF,
1M US L + 0.55%, 09/25/2041(a)	41,847	41,410
Series 2011-93, Class GA,
4.000%, 04/25/2039	24,862	24,207
Series 2011-93, Class ST,
4.000%, 09/25/2041	21,082	20,823
Series 2012-100, Class DB,
3.000%, 09/25/2042	144,705	134,256
Series 2012-103, Class PY,
3.000%, 09/25/2042	109,000	95,611
Series 2012-106, Class QN,
3.500%, 10/25/2042	59,213	55,512
Series 2012-108, Class PL,
3.000%, 10/25/2042	374,668	343,575
Series 2012-110, Class JB,
2.500%, 10/25/2042	204,000	160,054
Series 2012-111, Class B,
7.000%, 10/25/2042	86,997	93,221
Series 2012-112, Class DA,
3.000%, 10/25/2042	126,952	117,768
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	184,731
Series 2012-120, Class AH,
2.500%, 02/25/2032	32,857	31,662
Series 2012-125, Class GY,
2.000%, 11/25/2042	269,000	209,584
Series 2012-128, Class NP,
2.500%, 11/25/2042	8,144	6,364
Series 2012-129, Class HT,
2.000%, 12/25/2032	34,208	30,608
Series 2012-13, Class JP,
4.500%, 02/25/2042	439,174	421,870
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	12,842	12,589
Series 2012-137, Class CF,
1M US L + 0.30%, 08/25/2041(a)	17,676	17,575
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	171,555
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	150,269

	Principal	Value
	Amount	(Note 2)
Series 2012-14, Class FL,
1M US L + 0.45%, 12/25/2040(a)	$4,756	$4,748
Series 2012-149, Class DA,
1.750%, 01/25/2043	31,510	29,010
Series 2012-149, Class ZA,
3.000%, 01/25/2041	57,795	54,965
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	137,286
Series 2012-151, Class NX,
1.500%, 01/25/2043	389,323	336,928
Series 2012-151, Class WC,
2.500%, 01/25/2043	138,000	104,469
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	53,024
Series 2012-17, Class JA,
3.500%, 12/25/2041	199,730	190,086
Series 2012-20, Class TD,
4.500%, 02/25/2042	46,665	46,315
Series 2012-26, Class MA,
3.500%, 03/25/2042	131,264	124,253
Series 2012-27, Class KB,
2.000%, 03/25/2042	150,407	114,552
Series 2012-33, Class F,
1M US L + 0.52%, 04/25/2042(a)	31,132	30,903
Series 2012-37, Class BF,
1M US L + 0.50%, 12/25/2035(a)	54,868	54,590
Series 2012-46, Class YB,
3.500%, 05/25/2042	62,106	52,707
Series 2012-46, Class CD,
2.500%, 04/25/2041	93,246	90,310
Series 2012-47, Class HF,
1M US L + 0.40%, 05/25/2027(a)	78,604	78,549
Series 2012-49, Class TG,
2.000%, 07/25/2041	59,018	56,727
Series 2012-50, Class HC,
2.000%, 03/25/2042	31,653	29,138
Series 2012-51, Class ZX,
3.500%, 05/25/2042	1,963,386	1,567,659
Series 2012-51, Class HJ,
3.500%, 05/25/2042	364,384	324,520
Series 2012-53, Class AP,
2.000%, 04/25/2041	66,079	63,840
Series 2012-56, Class WB,
3.500%, 05/25/2042	68,727	64,406
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	384,325
	Principal	Value
	Amount	(Note 2)
Series 2012-64, Class NA,
3.000%, 08/25/2041	$42,596	$41,656
Series 2012-69, Class PL,
3.000%, 01/25/2042	136,939	131,964
Series 2012-70, Class WC,
3.000%, 07/25/2042	172,000	141,849
Series 2012-80, Class GZ,
3.000%, 08/25/2042	413,654	384,322
Series 2012-82, Class E,
2.000%, 04/25/2042	26,952	25,117
Series 2012-83, Class LD,
2.000%, 04/25/2041	14,880	14,716
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	44,375
Series 2012-90, Class PB,
2.500%, 01/25/2042	84,369	79,380
Series 2012-90, Class PH,
3.000%, 01/25/2042	84,369	80,216
Series 2012-93, Class TL,
3.000%, 09/25/2042	279,000	241,579
Series 2012-98, Class ZP,
6.000%, 09/25/2042	652,869	749,131
Series 2013-100, Class DH,
3.000%, 09/25/2031	19,766	19,495
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	51,201
Series 2013-108, Class GU,
3.000%, 10/25/2033	46,351	44,334
Series 2013-114, Class LM,
4.000%, 03/25/2042	222,113	214,105
Series 2013-127, Class NA,
2.000%, 09/25/2039	7,491	7,447
Series 2013-129, Class WL,
2.000%, 12/25/2027	752	749
Series 2013-130, Class FB,
1M US L + 0.45%, 01/25/2044(a)	37,515	36,849
Series 2013-136, Class QB,
3.500%, 03/25/2042	178,973	170,132
Series 2013-17, Class YM,
4.000%, 03/25/2033	15,006	14,818
Series 2013-2, Class QF,
1M US L + 0.50%, 02/25/2043(a)	16,486	16,156
Series 2013-20, Class CA,
2.500%, 01/25/2043	190,226	174,189
Series 2013-35, Class CV,
3.000%, 02/25/2043	200,000	183,226
Series 2013-4, Class PL,
2.000%, 02/25/2043	120,000	93,207

	Principal	Value
	Amount	(Note 2)
Series 2013-40, Class KD,
1.750%, 04/25/2042	$718	$713
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	93,300
Series 2013-53, Class CV,
3.500%, 05/25/2030	107,227	104,882
Series 2013-68, Class LE,
2.000%, 04/25/2043	84,699	77,329
Series 2013-68, Class P,
3.500%, 10/25/2042	157,900	154,036
Series 2013-72, Class AF,
1M US L + 0.25%, 11/25/2042(a)	8,769	8,722
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,402
Series 2013-9, Class BC,
6.500%, 07/25/2042	245,437	264,277
Series 2013-9, Class CB,
5.500%, 04/25/2042	12,311	12,705
Series 2013-91, Class PB,
4.000%, 09/25/2043	100,000	89,211
Series 2014-20, Class AC,
3.000%, 08/25/2036	72,832	71,041
Series 2014-21, Class MA,
2.000%, 09/25/2041	81,367	76,645
Series 2014-23, Class Z,
3.500%, 05/25/2044	530,248	497,138
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	48,337
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	45,567
Series 2014-43, Class PZ,
3.000%, 07/25/2043	249,037	213,674
Series 2014-49, Class CA,
3.000%, 08/25/2044	96,872	91,930
Series 2014-52, Class LM,
3.500%, 09/25/2044	1,089,776	974,350
Series 2014-63, Class LN,
3.000%, 10/25/2044	125,000	95,644
Series 2014-73, Class FA,
1M US L + 0.35%, 11/25/2044(a)	14,626	14,278
Series 2014-80, Class DZ,
3.000%, 12/25/2044	2,978,784	2,711,701
Series 2014-81, Class GC,
3.000%, 03/25/2038	33,823	32,731
Series 2014-88, Class ER,
2.500%, 02/25/2036	30,265	28,845
Series 2015-51, Class CD,
3.000%, 07/25/2044	127,639	121,462
	Principal	Value
	Amount	(Note 2)
Series 2015-56, Class MH,
3.500%, 08/25/2045	$1,041,744	$956,551
Series 2015-75, Class LB,
3.000%, 10/25/2045	125,000	93,633
Series 2016-14, Class NC,
2.500%, 03/25/2046	291,959	277,904
Series 2016-23, Class PL,
3.000%, 11/25/2045	298,685	244,073
Series 2016-27, Class HK,
3.000%, 01/25/2041	307,010	289,338
Series 2016-31, Class TM,
3.000%, 12/25/2045	260,000	226,909
Series 2016-33, Class LE,
2.500%, 11/25/2033	43,816	41,108
Series 2016-48, Class UF,
1M US L + 0.40%, 08/25/2046(a)	81,089	80,107
Series 2016-52, Class MZ,
3.000%, 08/25/2046	243,003	188,848
Series 2016-55, Class EA,
1.750%, 07/25/2043	844,408	732,064
Series 2016-75, Class FC,
1M US L + 0.40%, 10/25/2046(a)	39,467	38,938
Series 2016-8, Class CB,
3.500%, 03/25/2046	733,000	691,204
Series 2016-83, Class KL,
2.500%, 11/25/2046	109,243	74,063
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	5,385
Series 2016-9, Class PA,
2.500%, 06/25/2045	194,212	182,266
Series 2016-9, Class D,
3.000%, 03/25/2046	33,571	31,316
Series 2017-1, Class JP,
3.500%, 04/25/2045	112,237	108,466
Series 2017-10, Class FA,
1M US L + 0.40%, 03/25/2047(a)	29,075	28,643
Series 2017-107, Class GA,
3.000%, 08/25/2045	10,269	10,175
Series 2017-15, Class PE,
3.500%, 04/25/2046	52,004	50,275
Series 2017-19, Class B,
3.000%, 01/25/2047	69,591	64,626
Series 2017-22, Class DA,
4.000%, 08/25/2044	11,865	11,681
Series 2017-24, Class H,
3.000%, 08/25/2043	119,182	115,967
Series 2017-35, Class AH,
3.500%, 04/25/2053	14,371	14,024

	Principal	Value
	Amount	(Note 2)
Series 2017-38, Class JA,
3.000%, 03/25/2047	$118,342	$109,720
Series 2017-40, Class GL,
3.500%, 03/25/2043	1,830	1,808
Series 2017-46, Class P,
3.500%, 06/25/2047	2,811,332	2,570,895
Series 2017-56, Class BA,
3.000%, 03/25/2045	99,740	95,316
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	108,778
Series 2017-68, Class HQ,
3.000%, 07/25/2046	118,743	112,614
Series 2017-90, Class WB,
3.000%, 11/25/2047	99,232	83,233
Series 2017-96, Class PA,
3.000%, 12/25/2054	138,386	131,583
Series 2018-19, Class KB,
3.000%, 04/25/2046	66,682	63,702
Series 2018-2, Class HD,
3.000%, 02/25/2047	28,659	27,334
Series 2018-24, Class BA,
3.500%, 09/25/2045	25,767	25,426
Series 2018-38, Class PA,
3.500%, 06/25/2047	63,799	61,810
Series 2018-39, Class FG,
1M US L + 0.25%, 11/25/2033(a)	105,194	103,356
Series 2018-41, Class PZ,
4.000%, 06/25/2048	940,989	843,483
Series 2018-43, Class FE,
1M US L + 0.25%, 09/25/2038(a)	106,280	104,150
Series 2018-45, Class GA,
3.000%, 06/25/2048	40,479	36,123
Series 2018-5, Class JP,
3.000%, 09/25/2047	46,990	43,386
Series 2018-50, Class DY,
3.000%, 10/25/2047	580,000	527,904
Series 2018-56, Class CH,
3.000%, 08/25/2048	32,758	30,324
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	91,704
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	281,793
Series 2018-83, Class LH,
4.000%, 11/25/2048	22,626	21,454
Series 2018-9, Class PL,
3.500%, 02/25/2048	395,045	364,875
Series 2018-94, Class KD,
3.500%, 12/25/2048	53,502	51,136
	Principal	Value
	Amount	(Note 2)
Series 2018-94, Class KZ,
4.500%, 01/25/2049	$183,799	$172,803
Series 2019-10, Class MA,
3.000%, 03/25/2049	81,369	75,013
Series 2019-13, Class MH,
3.000%, 03/25/2049	307,000	286,967
Series 2019-34, Class PZ,
3.000%, 07/25/2049	112,302	68,744
Series 2019-50, Class CZ,
2.750%, 09/25/2049	171,527	95,466
Series 2019-55, Class MQ,
3.500%, 10/25/2049	635,401	593,994
Series 2019-60, Class BF,
1M US L + 0.45%, 10/25/2049(a)	12,424	12,117
Series 2019-65, Class HA,
2.500%, 11/25/2049	114,376	102,296
Series 2019-81, Class LB,
1.500%, 12/25/2049	571,622	469,090
Series 2020-10, Class B,
3.000%, 03/25/2050	278,685	255,847
Series 2020-36, Class GD,
2.000%, 12/25/2037	146,663	133,794
Series 2020-47, Class GZ,
2.000%, 07/25/2050	105,298	67,062
Series 2020-73, Class ED,
0.845%, 11/25/2049(a)	862,995	666,371
Series 2021-12, Class GA,
1.000%, 07/25/2050	143,800	110,204
Series 2021-17, Class ZA,
1.500%, 04/25/2051	158,291	73,068
Series 2021-47, Class PD,
1.500%, 07/25/2051	872,622	694,165
Series 2021-47, Class PE,
1.750%, 07/25/2051	872,622	707,952
Series 2021-59, Class H,
2.000%, 06/25/2048	238,054	203,474
Series 2021-6, Class KU,
1.500%, 02/25/2051	181,291	113,907
Series 2021-69, Class WA,
2.000%, 04/25/2049	338,888	290,139
Series 2021-72, Class NL,
1.500%, 10/25/2051	316,302	202,146
Series 2021-80, Class KE,
2.000%, 11/25/2051	278,741	242,310
Series 2022-17, Class GV,
2.500%, 01/25/2052	3,569,000	2,774,606
Series 2022-37, Class QL,
4.000%, 07/25/2052	1,683,000	1,652,778
Series 2022-4, Class CK,
1.500%, 04/25/2051	103,750	62,018

	Principal	Value
	Amount	(Note 2)
Series 2022-43, Class ZA,
4.500%, 07/25/2052	$229,947	$227,996
Series 2022-43, Class AN,
4.250%, 07/25/2052	240,932	226,930
Series 2022-64, Class GM,
4.500%, 10/25/2052	3,161,000	3,078,667
Series 2022-68, Class Z,
5.000%, 10/25/2052	1,162,586	1,141,214
Series 2022-81, Class DO,
–%, 11/25/2052(b)	1,474,752	691,886
		67,993,458
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	143,138	145,425

Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	1,288	1,291
Series 1996-1863, Class Z,
6.500%, 07/15/2026	2,617	2,622
Series 1997-1935, Class FK,
1M US L + 0.70%, 02/15/2027(a)	10,451	10,467
Series 1997-1980, Class Z,
7.000%, 07/15/2027	10,393	10,611
Series 1998-2034, Class Z,
6.500%, 02/15/2028	18,544	19,039
Series 1998-2035, Class PC,
6.950%, 03/15/2028	4,134	4,251
Series 1998-2053, Class Z,
6.500%, 04/15/2028	12,625	12,875
Series 1998-2060, Class Z,
6.500%, 05/15/2028	7,198	7,416
Series 1998-2079, Class FA,
1M US L + 0.50%, 07/17/2028(a)	1,376	1,375
Series 1998-2095, Class PE,
6.000%, 11/15/2028	14,508	14,823
Series 1998-2102, Class Z,
6.000%, 12/15/2028	41,231	42,111
Series 1999-2115, Class FB,
1M US L + 0.45%, 01/15/2029(a)	23,543	23,493
Series 1999-2126, Class CB,
6.250%, 02/15/2029	19,697	20,084
Series 1999-2137, Class TH,
6.500%, 03/15/2029	4,834	4,987
Series 1999-2154, Class PL,
6.500%, 05/15/2029	159,053	162,244
	Principal	Value
	Amount	(Note 2)
Series 2000-2224, Class CB,
8.000%, 03/15/2030	$6,056	$6,504
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	9,492	9,718
Series 2001-2279, Class Z,
6.000%, 01/15/2031	10,238	10,402
Series 2001-2320, Class FI,
1M US L + 0.50%, 09/15/2029(a)	28,933	28,856
Series 2001-2322, Class FV,
1M US L + 0.50%, 06/15/2030(a)	25,456	24,944
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	120,037	126,644
Series 2001-2334, Class KB,
6.500%, 05/15/2028	64,175	65,746
Series 2001-2341, Class FP,
1M US L + 0.90%, 07/15/2031(a)	26,079	26,319
Series 2001-2367, Class FA,
1M US L + 0.525%, 06/15/2031(a)	24,677	24,608
Series 2001-2372, Class F,
1M US L + 0.50%, 10/15/2031(a)	19,190	19,151
Series 2001-2388, Class FR,
1M US L + 0.65%, 06/15/2031(a)	21,135	21,151
Series 2001-2388, Class FB,
1M US L + 0.60%, 01/15/2029(a)	21,029	21,028
Series 2001-2391, Class HF,
1M US L + 0.55%, 06/15/2031(a)	8,468	8,450
Series 2001-2396, Class FM,
1M US L + 0.45%, 12/15/2031(a)	31,290	31,280
Series 2001-2396, Class FN,
1M US L + 0.65%, 12/15/2031(a)	98,945	99,318
Series 2002-2411, Class F,
1M US L + 0.55%, 02/15/2032(a)	20,688	20,713
Series 2002-2412, Class OF,
1M US L + 0.95%, 12/15/2031(a)	28,741	29,120
Series 2002-2417, Class FY,
1M US L + 0.60%, 12/15/2031(a)	8,438	8,431

	Principal Amount	Value (Note 2)
Series 2002-2424, Class FY,
1M US L + 0.45%, 03/15/2032(a)	$47,186	$46,994
Series 2002-2430, Class WF,
6.500%, 03/15/2032	8,082	8,547
Series 2002-2433, Class FA,
1M US L + 0.95%, 02/15/2032(a)	32,373	32,800
Series 2002-2460, Class FA,
1M US L + 1.00%, 03/15/2032(a)	62,646	63,344
Series 2002-2466, Class FV,
1M US L + 0.55%, 03/15/2032(a)	55,736	55,769
Series 2002-2470, Class EF,
1M US L + 1.00%, 03/15/2032(a)	67,159	68,157
Series 2002-2478, Class FD,
1M US L + 1.00%, 02/15/2032(a)	18,764	18,634
Series 2002-2481, Class FE,
1M US L + 1.00%, 03/15/2032(a)	18,977	19,259
Series 2002-2488, Class FU,
1M US L + 0.60%, 03/15/2032(a)	64,247	64,253
Series 2002-2494, Class F,
1M US L + 1.05%, 06/15/2031(a)	32,783	33,165
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	33,175	32,666
Series 2002-2510, Class FE,
1M US L + 0.40%, 10/15/2032(a)	14,982	14,850
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	50,157	48,229
Series 2002-2516, Class FD,
1M US L + 1.00%, 02/15/2032(a)	47,665	48,372
Series 2002-2517, Class FR,
1M US L + 0.35%, 10/15/2032(a)	12,309	12,208
Series 2002-2524, Class DH,
6.000%, 11/15/2032	31,862	32,307
Series 2002-2525, Class NU,
5.000%, 04/15/2032	75,480	75,685
Series 2002-2535, Class AW,
5.500%, 12/15/2032	9,855	10,002
	Principal Amount	Value (Note 2)
Series 2002-2538, Class F,
1M US L + 0.60%, 12/15/2032(a)	$135,670	$134,790
Series 2002-2541, Class BL,
5.500%, 12/15/2032	41,447	42,008
Series 2003-2554, Class MN,
5.500%, 01/15/2033	44,703	45,869
Series 2003-2557, Class HL,
5.300%, 01/15/2033	87,994	89,854
Series 2003-2557, Class NU,
5.250%, 03/15/2032	54,797	55,887
Series 2003-2557, Class WF,
1M US L + 0.40%, 01/15/2033(a)	33,414	33,275
Series 2003-2568, Class D,
5.500%, 02/15/2033	32,562	33,380
Series 2003-2571, Class FY,
1M US L + 0.75%, 12/15/2032(a)	21,072	21,224
Series 2003-2577, Class FC,
1M US L + 0.50%, 02/15/2033(a)	95,995	95,580
Series 2003-2587, Class FW,
1M US L + 0.47%, 03/15/2033(a)	39,257	39,160
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	234,013	229,702
Series 2003-2590, Class QY,
3.750%, 04/15/2028	6,828	6,715
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	210,530	213,581
Series 2003-2624, Class QH,
5.000%, 06/15/2033	12,404	12,633
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	200,598	186,844
Series 2003-2627, Class CN,
5.000%, 06/15/2033	35,702	36,400
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	150,068
Series 2003-2647, Class A,
3.250%, 04/15/2032	56,966	55,276
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	264,580	274,644
Series 2003-2668, Class LH,
5.000%, 09/15/2033	22,700	23,062

	Principal Amount	Value (Note 2)
Series 2003-2707, Class FH,
1M US L + 0.65%, 04/15/2032(a)	$37,795	$37,935
Series 2003-2717, Class LH,
5.500%, 12/15/2033	5,821	5,995
Series 2003-2725, Class TA,
4.500%, 12/15/2033	159,000	159,943
Series 2004-2750, Class TC,
5.250%, 02/15/2034	6,388	6,435
Series 2004-2768, Class PW,
4.250%, 03/15/2034	143,328	139,701
Series 2004-2802, Class OH,
6.000%, 05/15/2034	19,239	19,661
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	35,821	36,910
Series 2004-2835, Class TB,
4.500%, 08/15/2034	340,661	332,698
Series 2004-2893, Class PE,
5.000%, 11/15/2034	235,670	239,587
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	80,967	81,917
Series 2004-2901, Class KB,
5.000%, 12/15/2034	37,546	38,017
Series 2005-2916, Class MY,
5.500%, 01/15/2035	150,000	152,421
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	18,121	18,147
Series 2005-2929, Class PG,
5.000%, 02/15/2035	25,251	25,565
Series 2005-2933, Class HD,
5.500%, 02/15/2035	27,702	28,194
Series 2005-2942, Class ZN,
5.500%, 03/15/2035	544,628	552,536
Series 2005-2953, Class PG,
5.500%, 03/15/2035	17,061	17,626
Series 2005-2962, Class KF,
1M US L + 0.20%, 04/15/2035(a)	14,787	14,664
Series 2005-2980, Class QA,
6.000%, 05/15/2035	38,073	39,526
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	74,726
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	54,240	55,982
Series 2005-3028, Class FM,
1M US L + 0.25%, 09/15/2035(a)	11,451	11,351
	Principal Amount	Value (Note 2)
Series 2005-3028, Class PG,
5.500%, 09/15/2035	$54,532	$55,388
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	855,234	793,170
Series 2005-3033, Class WY,
5.500%, 09/15/2035	81,550	84,201
Series 2005-3036, Class NE,
5.000%, 09/15/2035	94,038	95,615
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	154,059	168,547
Series 2005-3052, Class WH,
5.500%, 10/15/2035	22,655	23,322
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	91,485	92,687
Series 2005-3062, Class DE,
5.500%, 11/15/2035	130,449	134,684
Series 2005-3068, Class Z,
5.500%, 11/15/2035	162,884	169,372
Series 2005-3070, Class FT,
1M US L + 0.35%, 11/15/2035(a)	17,528	17,425
Series 2005-3072, Class NF,
1M US L + 0.50%, 11/15/2035(a)	36,693	36,494
Series 2005-3085, Class FE,
1M US L + 0.80%, 08/15/2035(a)	42,396	42,815
Series 2006-3098, Class PG,
5.000%, 01/15/2036	63,522	64,965
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	11,171	9,639
Series 2006-3123, Class HT,
5.000%, 03/15/2026	20,362	20,190
Series 2006-3136, Class KF,
1M US L + 0.30%, 04/15/2036(a)	19,464	19,334
Series 2006-3137, Class XP,
6.000%, 04/15/2036	21,120	22,274
Series 2006-3143, Class BC,
5.500%, 02/15/2036	94,220	97,632
Series 2006-3145, Class FN,
1M US L + 0.43%, 04/15/2036(a)	12,193	12,048
Series 2006-3148, Class CY,
6.000%, 04/15/2036	21,395	21,983
Series 2006-3153, Class UG,
1M US L + 0.45%, 05/15/2036(a)	22,802	22,646

	Principal Amount	Value (Note 2)
Series 2006-3154, Class PN,
5.500%, 05/15/2036	$62,910	$65,196
Series 2006-3201, Class FL,
1M US L + 0.60%, 08/15/2036(a)	87,620	87,448
Series 2006-3202, Class HF,
1M US L + 0.35%, 08/15/2036(a)	41,555	41,145
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	198,466	202,812
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	93,172	94,236
Series 2006-3206, Class FE,
1M US L + 0.40%, 08/15/2036(a)	43,086	42,657
Series 2006-3236, Class EF,
1M US L + 0.30%, 11/15/2036(a)	12,203	12,032
Series 2006-3237, Class CD,
5.500%, 09/15/2036	157,053	157,111
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	61,472
Series 2006-3240, Class FG,
1M US L + 1.11%, 11/15/2036(a)	227,120	229,766
Series 2006-3249, Class CB,
4.250%, 12/15/2036	350,274	342,262
Series 2007-3279, Class FB,
1M US L + 0.32%, 02/15/2037(a)	80,620	79,160
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	25,118	24,452
Series 2007-3301, Class FY,
1M US L + 0.42%, 04/15/2037(a)	14,613	14,389
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	104,952	103,187
Series 2007-3312, Class PA,
5.500%, 05/15/2037	16,640	17,124
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	30,065	29,760
Series 2007-3349, Class HG,
5.500%, 07/15/2037	17,982	18,625
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	69,416	68,570
Series 2007-3367, Class YF,
1M US L + 0.55%, 09/15/2037(a)	17,305	17,225
	Principal Amount	Value (Note 2)
Series 2007-3368, Class AF,
1M US L + 0.72%, 09/15/2037(a)	$62,924	$62,892
Series 2007-3378, Class FA,
1M US L + 0.58%, 06/15/2037(a)	37,327	37,247
Series 2007-3380, Class FM,
1M US L + 0.59%, 10/15/2037(a)	57,575	57,429
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	73,914	74,087
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	31,401	31,340
Series 2007-3387, Class PF,
1M US L + 0.42%, 11/15/2037(a)	27,160	26,909
Series 2007-3388, Class FJ,
1M US L + 0.70%, 11/15/2037(a)	113,800	113,622
Series 2008-3404, Class DC,
5.500%, 01/15/2038	122,000	128,255
Series 2008-3405, Class PE,
5.000%, 01/15/2038	45,595	46,357
Series 2008-3409, Class DB,
6.000%, 01/15/2038	161,565	167,653
Series 2008-3411, Class FL,
1M US L + 0.70%, 02/15/2038(a)	19,539	19,584
Series 2008-3415, Class DF,
1M US L + 0.70%, 08/15/2035(a)	88,007	88,241
Series 2008-3415, Class PC,
5.000%, 12/15/2037	33,258	33,504
Series 2008-3415, Class TF,
1M US L + 0.74%, 08/15/2035(a)	43,589	43,775
Series 2008-3450, Class PE,
5.000%, 05/15/2038	51,987	52,093
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	19,669	19,789
Series 2009-3536, Class FM,
1M US L + 1.00%, 05/15/2039(a)	27,066	27,372
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	43,687
Series 2009-3545, Class FA,
1M US L + 0.85%, 06/15/2039(a)	50,886	51,156

	Principal Amount	Value (Note 2)
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	$151,212	$155,707
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	18,117	18,215
Series 2009-3564, Class NB,
5.000%, 08/15/2039	349,000	355,634
Series 2009-3574, Class D,
5.000%, 09/15/2039	76,977	77,701
Series 2009-3584, Class FA,
1M US L + 0.70%, 12/15/2036(a)	26,044	26,164
Series 2009-3587, Class DA,
4.500%, 10/15/2039	136,913	134,070
Series 2009-3588, Class CW,
4.145%, 10/15/2037(a)	367,547	405,317
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	68,660	56,122
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	128,188	129,417
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	11,702	11,756
Series 2010-3620, Class EL,
4.000%, 01/15/2030	23,963	23,747
Series 2010-3622, Class PB,
5.000%, 01/15/2040	400,000	408,447
Series 2010-3626, Class ME,
5.000%, 01/15/2040	364,615	375,442
Series 2010-3631, Class PA,
4.000%, 02/15/2040	180,424	179,244
Series 2010-3653, Class B,
4.500%, 04/15/2030	66,152	66,180
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	189,209	193,441
Series 2010-3664, Class DA,
4.000%, 11/15/2037	85,461	84,236
Series 2010-3704, Class DC,
4.000%, 11/15/2036	49,081	48,691
Series 2010-3737, Class GB,
4.500%, 04/15/2039	1,336	1,333
Series 2010-3747, Class CY,
4.500%, 10/15/2040	294,996	295,025
Series 2010-3762, Class WP,
4.000%, 12/15/2039	12,800	12,610
Series 2010-3770, Class GA,
4.500%, 10/15/2040	335,852	337,596
	Principal Amount	Value (Note 2)
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	$8,814,672	$8,606,518
Series 2010-3778, Class JA,
3.500%, 04/15/2040	117,889	115,418
Series 2011-3792, Class DF,
1M US L + 0.40%, 11/15/2040(a)	7,732	7,728
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	57,813	56,952
Series 2011-3800, Class AF,
1M US L + 0.50%, 02/15/2041(a)	21,850	21,706
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	15,421	16,273
Series 2011-3822, Class FY,
1M US L + 0.40%, 02/15/2033(a)	26,132	26,027
Series 2011-3825, Class BP,
4.000%, 03/15/2041	73,746	71,089
Series 2011-3830, Class NB,
4.500%, 02/15/2039	28,158	28,010
Series 2011-3843, Class FE,
1M US L + 0.55%, 04/15/2041(a)	43,233	42,759
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	632,913	651,628
Series 2011-3852, Class TP,
27.50% - 1M US L, 05/15/2041(a)	23,701	23,689
Series 2011-3852, Class QN,
27.21053% - 1M US L, 05/15/2041(a)	41,156	40,209
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	998,622	1,039,658
Series 2011-3862, Class MA,
5.000%, 04/15/2041	92,196	92,100
Series 2011-3870, Class ME,
4.000%, 01/15/2040	20,486	20,403
Series 2011-3891, Class BF,
1M US L + 0.55%, 07/15/2041(a)	40,482	40,011
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	357,913	361,249
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	168,944	132,633
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	290,248
Series 2011-3934, Class KB,
5.000%, 10/15/2041	607,906	624,585

	Principal Amount	Value (Note 2)
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	$1,059,135	$1,057,868
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	820,634	820,467
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	192,452	184,428
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	619,854	608,002
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	151,140	151,895
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	42,445
Series 2011-3963, Class JB,
4.500%, 11/15/2041	105,229	105,040
Series 2011-3968, Class LA,
4.500%, 12/15/2041	448,797	450,512
Series 2011-3969, Class JP,
4.500%, 09/15/2041	16,651	16,452
Series 2012-3984, Class DF,
1M US L + 0.55%, 01/15/2042(a)	34,985	34,543
Series 2012-3989, Class JW,
3.500%, 01/15/2042	210,092	201,106
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	834,776	779,866
Series 2012-3997, Class EC,
3.500%, 02/15/2042	50,212	43,553
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	40,399	39,747
Series 2012-3998, Class KG,
2.000%, 11/15/2026	47,362	46,256
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	27,807	27,339
Series 2012-4011, Class DB,
4.000%, 09/15/2041	205,923	199,269
Series 2012-4012, Class GC,
3.500%, 06/15/2040	34,487	33,759
Series 2012-4020, Class PG,
2.500%, 03/15/2027	7,706	7,449
Series 2012-4037, Class CA,
3.000%, 04/15/2027	42,576	40,719
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	100,514
Series 2012-4048, Class CE,
4.000%, 05/15/2042	611,000	598,489
Series 2012-4050, Class ND,
2.500%, 09/15/2041	14,916	14,465
	Principal Amount	Value (Note 2)
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	$120,064	$115,312
Series 2012-4064, Class AY,
3.000%, 06/15/2027	64,000	61,678
Series 2012-4068, Class PE,
3.000%, 06/15/2042	279,000	255,248
Series 2012-4075, Class PB,
3.000%, 07/15/2042	39,365	36,815
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	66,166
Series 2012-4077, Class MA,
2.000%, 08/15/2040	74,928	73,239
Series 2012-4088, Class PB,
3.000%, 08/15/2042	91,641	84,985
Series 2012-4094, Class CW,
2.000%, 08/15/2042	185,997	163,381
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	22,508
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	54,188	53,986
Series 2012-4101, Class QN,
3.500%, 09/15/2042	233,213	218,752
Series 2012-4102, Class CB,
2.000%, 09/15/2042	150,000	130,102
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	20,786	19,605
Series 2012-4116, Class YB,
2.500%, 05/15/2042	132,000	114,399
Series 2012-4120, Class TC,
1.500%, 10/15/2027	8,169	7,695
Series 2012-4122, Class BA,
3.041%, 05/15/2040(a)	155,436	146,329
Series 2012-4133, Class TA,
3.000%, 11/15/2042	292,836	255,957
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	78,638
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,094	12,836
Series 2013-4170, Class FW,
1M US L + 0.95%, 01/15/2033(a)	17,805	17,410
Series 2013-4171, Class MN,
3.000%, 02/15/2043	103,000	84,337
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	44,187

	Principal Amount	Value (Note 2)
Series 2013-4183, Class ME,
2.000%, 02/15/2042	$124,237	$117,352
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	418,905
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	48,623	46,470
Series 2013-4218, Class DG,
2.500%, 07/15/2042	128,770	120,653
Series 2013-4220, Class EH,
2.500%, 06/15/2028	28,874	27,916
Series 2013-4231, Class FD,
1M US L + 0.35%, 10/15/2032(a)	12,982	12,950
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	456,976
Series 2013-4257, Class A,
2.500%, 10/15/2027	9,811	9,721
Series 2013-4265, Class FD,
1M US L + 0.40%, 01/15/2035(a)	58,329	57,644
Series 2014-4293, Class NM,
4.500%, 06/15/2043	25,423	25,015
Series 2014-4294, Class PF,
1M US L + 0.40%, 01/15/2044(a)	11,790	11,522
Series 2014-4301, Class U,
3.500%, 07/15/2032	6,743	6,715
Series 2014-4319, Class PM,
3.000%, 03/15/2043	69,853	67,457
Series 2014-4320, Class AP,
3.500%, 07/15/2039	111,341	108,615
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	534,803
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	13,905	13,830
Series 2014-4368, Class GZ,
4.125%, 06/15/2041(c)	1,755,461	1,764,661
Series 2014-4370, Class PC,
2.500%, 09/15/2041	19,148	18,570
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	147,520	96,919
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	199,357
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	83,451	77,067
Series 2015-4459, Class CA,
5.000%, 12/15/2034	19,657	19,731
Series 2015-4461, Class EA,
2.000%, 07/15/2037	85,781	82,048
	Principal Amount	Value (Note 2)
Series 2015-4498, Class JA,
2.500%, 04/15/2037	$126,116	$113,428
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	52,708	44,362
Series 2015-4531, Class PA,
3.500%, 05/15/2043	26,717	26,195
Series 2016-4555, Class CP,
3.000%, 04/15/2045	456,350	434,146
Series 2016-4564, Class QA,
3.000%, 07/15/2029	52,694	51,501
Series 2016-4590, Class AK,
3.500%, 08/15/2027	85,367	83,626
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	108,136	70,636
Series 2016-4613, Class AF,
1M US L + 1.10%, 11/15/2037(a)	95,105	95,238
Series 2016-4619, Class BE,
2.500%, 12/15/2047	30,810	30,573
Series 2016-4629, Class KB,
3.000%, 11/15/2046	1,000,000	876,243
Series 2016-4630, Class EA,
3.000%, 09/15/2041	3,653	3,642
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(c)	681,551	579,603
Series 2017-4656, Class EZ,
4.000%, 02/15/2047	126,652	121,222
Series 2017-4664, Class UE,
3.000%, 05/15/2043	72,642	71,217
Series 2017-4670, Class TY,
3.000%, 03/15/2047	346,000	295,862
Series 2017-4672, Class QD,
3.000%, 08/15/2045	37,437	36,163
Series 2017-4707, Class Z,
4.000%, 08/15/2047	119,182	89,478
Series 2017-4710, Class PA,
3.000%, 04/15/2045	129,690	124,246
Series 2017-4714, Class MY,
3.500%, 08/15/2047	1,000,000	935,687
Series 2017-4748, Class GA,
3.000%, 01/15/2045	65,454	63,144
Series 2018-4767, Class Z,
3.000%, 12/15/2047	35,920	24,262
Series 2018-4787, Class PY,
4.000%, 05/15/2048	48,292	46,720
Series 2018-4800, Class JA,
3.500%, 03/15/2047	13,540	13,444
Series 2018-4808, Class DG,
3.500%, 09/15/2045	1,154,265	1,126,125

	Principal Amount	Value (Note 2)
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	$203,609	$181,639
Series 2018-4821, Class VA,
4.000%, 10/15/2029	98,443	96,104
Series 2018-4821, Class YZ,
4.000%, 02/15/2042	1,550,748	1,446,549
Series 2018-4839, Class AE,
4.000%, 04/15/2051	257,784	252,012
Series 2018-4846, Class PA,
4.000%, 06/15/2047	8,011	7,861
Series 2018-4857, Class HM,
3.500%, 11/15/2046	108,899	106,195
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	50,694	48,626
Series 2019-4863, Class H,
7.000%, 03/15/2049	145,250	161,532
Series 2019-4911, Class HG,
2.250%, 04/15/2049	1,804,867	1,589,510
Series 2019-4926, Class BP,
3.000%, 10/25/2049	609,604	557,756
Series 2020-4954, Class LZ,
2.500%, 02/25/2050	119,861	65,327
Series 2020-4989, Class FB,
1M US L + 0.35%, 10/15/2040(a)	150,393	146,426
Series 2020-4989, Class FA,
1M US L + 0.35%, 08/15/2040(a)	151,550	147,276
Series 2020-5007, Class PY,
1.500%, 08/25/2050	218,000	103,188
Series 2020-5013, Class NH,
1.000%, 09/25/2050	173,581	106,922
Series 2020-5039, Class ZK,
2.500%, 11/25/2050	147,034	81,031
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	137,934	67,872
Series 2020-5068, Class UB,
0.500%, 01/25/2051	109,000	60,953
Series 2021-5085, Class HA,
1.500%, 03/25/2051	124,070	74,721
Series 2021-5092, Class BC,
2.500%, 06/25/2036	43,326	42,015
Series 2021-5103, Class LQ,
1.500%, 04/25/2050	199,891	112,780
Series 2021-5103, Class LM,
1.500%, 05/25/2041	119,098	70,267
Series 2021-5119, Class LM,
1.500%, 05/25/2041	202,779	116,098
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	166,835
	Principal Amount	Value (Note 2)
Series 2021-5171, Class KY,
1.750%, 12/25/2051	$172,000	$93,805
Series 2021-5178, Class LY,
1.500%, 12/25/2051	178,029	83,818
Series 2021-5182, Class M,
2.500%, 05/25/2049	396,930	359,639
Series 2022-5198, Class ZM,
3.000%, 02/25/2052	610,521	469,868
Series 2022-5200, Class WK,
2.500%, 03/25/2052	217,000	148,990
Series 2022-5201, Class CA,
2.500%, 07/25/2048	184,748	168,492
Series 2022-5208, Class AL,
2.500%, 04/25/2042	1,386,302	1,071,789
Series 2022-5230, Class PE,
2.000%, 12/25/2051	600,000	486,051
		52,029,197
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	125,636	115,861

Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M US L + 0.26%, 08/25/2031(a)	91,420	90,878
Series 2003-55, Class 1A3A,
1M US L + 0.40%, 03/25/2043(a)	302,680	300,009
		390,887
Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	20,749	20,747
Series 2003-25, Class FC,
1M US L + 0.40%, 08/26/2023(a)	5,844	5,842
Series 2003-98, Class FY,
1M US L + 0.35%, 09/20/2033(a)	27,398	27,378
Series 2004-1, Class TE,
5.000%, 06/20/2033	25,637	25,763
Series 2004-15, Class AY,
5.500%, 02/20/2034	113,673	115,914
Series 2004-22, Class AZ,
5.500%, 04/20/2034	159,484	165,370
Series 2004-26, Class ED,
5.500%, 04/16/2034	72,076	73,581
Series 2004-34, Class QL,
5.500%, 05/16/2034	125,625	128,936

	Principal Amount	Value (Note 2)
Series 2004-55, Class MC,
5.500%, 07/20/2034	$32,019	$32,721
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,418,309	1,440,023
Series 2004-87, Class BC,
4.500%, 10/20/2034	14,337	14,196
Series 2005-11, Class PL,
5.000%, 02/20/2035	33,476	34,011
Series 2005-13, Class NB,
5.000%, 02/20/2035	12,335	12,514
Series 2005-13, Class BG,
5.000%, 02/20/2035	165,174	167,537
Series 2005-3, Class JL,
5.000%, 12/16/2034	81,527	81,841
Series 2005-3, Class JM,
4.750%, 01/20/2035	57,397	57,289
Series 2005-3, Class OC,
5.000%, 01/20/2035	181,902	183,965
Series 2005-3, Class QB,
5.000%, 01/16/2035	75,202	75,576
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	38,413	38,008
Series 2005-49, Class B,
5.500%, 06/20/2035	82,425	84,807
Series 2005-51, Class DC,
5.000%, 07/20/2035	127,373	130,245
Series 2005-56, Class JA,
5.000%, 05/17/2035	13,707	13,756
Series 2005-56, Class BD,
5.000%, 07/20/2035	43,824	44,391
Series 2005-69, Class WD,
5.000%, 05/18/2035	46,663	46,835
Series 2005-73, Class PH,
5.000%, 09/20/2035	120,662	120,706
Series 2005-92, Class PB,
6.000%, 12/20/2035	166,779	174,441
Series 2006-10, Class PB,
5.500%, 03/20/2036	45,162	45,941
Series 2006-38, Class OH,
6.500%, 08/20/2036	28,000	28,596
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	142,349
Series 2007-18, Class B,
5.500%, 05/20/2035	81,618	83,283
Series 2007-35, Class TE,
6.000%, 06/20/2037	108,114	112,794
Series 2007-35, Class NE,
6.000%, 06/16/2037	51,908	53,862
	Principal Amount	Value (Note 2)
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	$37,213	$36,952
Series 2007-44, Class PH,
6.000%, 07/20/2037	127,664	133,419
Series 2007-57, Class Z,
5.500%, 10/20/2037	600,352	633,779
Series 2007-6, Class LE,
5.500%, 02/20/2037	173,973	177,360
Series 2007-7, Class PG,
5.000%, 02/16/2037	27,005	27,306
Series 2007-79, Class FC,
1M US L + 0.44%, 12/20/2037(a)	128,293	128,136
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	25,369	25,335
Series 2008-20, Class CE,
5.500%, 06/16/2037	76,089	77,562
Series 2008-31, Class PC,
5.500%, 04/20/2038	51,551	52,624
Series 2008-33, Class PB,
5.500%, 04/20/2038	62,162	63,513
Series 2008-37, Class L,
6.000%, 04/20/2038	42,093	43,265
Series 2008-38, Class PL,
5.500%, 05/20/2038	224,413	229,634
Series 2008-38, Class PN,
5.500%, 05/20/2038	43,159	44,578
Series 2008-38, Class BG,
5.000%, 05/16/2038	65,361	66,439
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	124,168
Series 2008-41, Class PE,
5.500%, 05/20/2038	73,505	74,974
Series 2008-47, Class ML,
5.250%, 06/16/2038	28,896	29,447
Series 2008-49, Class PB,
4.750%, 06/20/2038	29,354	29,371
Series 2008-50, Class KB,
6.000%, 06/20/2038	235,554	243,852
Series 2008-51, Class FG,
1M US L + 0.77%, 06/16/2038(a)	82,861	83,464
Series 2008-51, Class PH,
5.250%, 06/20/2038	44,608	44,987
Series 2008-55, Class PL,
5.500%, 06/20/2038	33,090	33,607
Series 2008-58, Class PE,
5.500%, 07/16/2038	87,430	89,713

	Principal Amount	Value (Note 2)
Series 2008-60, Class JP,
5.500%, 07/20/2038	$78,000	$79,432
Series 2008-60, Class JN,
5.500%, 07/20/2038	122,642	124,179
Series 2008-65, Class PG,
6.000%, 08/20/2038	224,417	227,744
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	52,587	53,090
Series 2008-7, Class PQ,
5.000%, 02/20/2038	79,853	79,712
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	59,903
Series 2008-77, Class FC,
1M US L + 0.70%, 09/20/2038(a)	62,159	62,282
Series 2008-85, Class PG,
5.250%, 10/20/2038	34,541	34,446
Series 2008-89, Class JC,
5.500%, 08/20/2038	41,901	41,798
Series 2008-89, Class JD,
6.000%, 08/20/2038	16,438	16,462
Series 2008-9, Class FA,
1M US L + 0.50%, 02/20/2038(a)	17,345	17,334
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	72,454	73,428
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	30,166
Series 2009-10, Class NB,
5.000%, 02/16/2039	79,093	80,823
Series 2009-118, Class PY,
5.000%, 12/16/2039	20,193	20,590
Series 2009-12, Class NB,
5.000%, 03/20/2039	56,403	56,628
Series 2009-13, Class E,
4.500%, 03/16/2039	98,180	98,469
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	57,829	58,342
Series 2009-24, Class WB,
5.000%, 03/20/2039	106,539	107,049
Series 2009-32, Class ZA,
5.500%, 05/20/2039	306,194	321,669
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	310,505
Series 2009-47, Class LT,
5.000%, 06/20/2039	114,931	116,777
	Principal Amount	Value (Note 2)
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	$24,810	$25,100
Series 2009-58, Class PA,
4.500%, 07/20/2039	82,970	81,828
Series 2009-61, Class MP,
5.000%, 08/20/2039	36,387	36,721
Series 2009-61, Class AP,
4.000%, 08/20/2039	39,983	39,637
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	96,914
Series 2009-75, Class GZ,
4.500%, 09/20/2039	98,909	98,526
Series 2009-76, Class XA,
5.500%, 09/16/2039	425,664	456,449
Series 2009-76, Class JB,
4.500%, 07/20/2039	25,468	25,316
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	42,780	43,219
Series 2009-94, Class FA,
1M US L + 0.70%, 10/16/2039(a)	72,234	72,568
Series 2010-105, Class BH,
3.000%, 01/16/2040	80,953	78,201
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	46,582	46,201
Series 2010-14, Class A,
4.500%, 06/16/2039	30,596	30,375
Series 2010-14, Class HA,
4.500%, 02/16/2040	143,205	143,673
Series 2010-147, Class PG,
3.500%, 05/20/2040	62,145	59,684
Series 2010-157, Class OP,
–%, 12/20/2040(b)	9,763	8,256
Series 2010-167, Class WL,
4.500%, 09/20/2040	764,000	765,775
Series 2010-169, Class JZ,
4.000%, 12/20/2040	218,080	211,064
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	102,903
Series 2010-62, Class AF,
1M US L + 0.45%, 04/16/2034(a)	19,294	19,293
Series 2010-76, Class NC,
4.500%, 06/20/2040	113,194	110,993
Series 2010-84, Class YB,
4.000%, 07/20/2040	21,783	21,371

	Principal Amount	Value (Note 2)
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	$29,316	$29,335
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	152,581	153,042
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	163,561	162,506
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	2,567	2,555
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	51,414	51,106
Series 2011-100, Class MY,
4.000%, 07/20/2041	102,659	102,112
Series 2011-128, Class MD,
4.000%, 10/20/2040	140,000	137,599
Series 2011-137, Class WA,
5.596%, 07/20/2040(a)	109,672	115,036
Series 2011-18, Class PA,
4.000%, 08/20/2040	39,396	38,952
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	65,704	65,524
Series 2011-59, Class QC,
4.000%, 12/20/2040	101,248	98,884
Series 2011-66, Class UA,
4.000%, 05/16/2041	123,570	118,112
Series 2011-71, Class ZC,
5.500%, 07/16/2034	206,704	210,301
Series 2011-97, Class WA,
6.109%, 11/20/2038(a)	38,384	40,388
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	173,795	173,088
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	87,646	87,325
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	170,079	169,408
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	40,354	40,154
Series 2012-116, Class BY,
3.000%, 09/16/2042	242,000	206,151
Series 2012-127, Class PG,
1.750%, 09/16/2042	158,118	142,365
Series 2012-32, Class PE,
3.500%, 03/16/2042	89,000	82,968
	Principal Amount	Value (Note 2)
Series 2012-38, Class PL,
3.250%, 01/20/2041	$57,519	$56,434
Series 2012-51, Class VM,
3.500%, 04/16/2025	61,998	60,831
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,262,000	1,166,415
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,247	3,604
Series 2012-76, Class GF,
1M US L + 0.30%, 06/16/2042(a)	26,338	26,117
Series 2012-H08, Class FC,
1M US L + 0.57%, 04/20/2062(a)	377,271	376,080
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	92,303	92,038
Series 2012-H20, Class PT,
5.386%, 07/20/2062(a)	65,472	65,306
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	2,530	2,503
Series 2013-100, Class MA,
3.500%, 02/20/2043	39,683	38,843
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	388,034
Series 2013-169, Class EZ,
3.250%, 11/16/2043	107,721	99,404
Series 2013-22, Class GB,
2.500%, 08/20/2042	115,781	108,074
Series 2013-54, Class WA,
4.871%, 11/20/2042(a)	420,221	426,984
Series 2013-69, Class NA,
2.000%, 09/20/2042	174,910	156,311
Series 2013-70, Class LA,
1.000%, 05/20/2043	111,377	94,989
Series 2013-93, Class CA,
6.000%, 06/20/2043	1,124,279	1,183,963
Series 2013-98, Class KF,
1M US L + 0.30%, 11/20/2041(a)	12,517	12,468
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	68,664	67,411
Series 2013-H01, Class FA,
1.650%, 01/20/2063	131	119
Series 2013-H04, Class BA,
1.650%, 02/20/2063	2,220	2,077
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	115,127	114,622

	Principal Amount	Value (Note 2)
Series 2013-H09, Class HA,
1.650%, 04/20/2063	$5,292	$4,952
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	43,765	43,645
Series 2014-53, Class JM,
7.013%, 04/20/2039(a)	220,298	232,973
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	46,978
Series 2014-98, Class ZP,
3.000%, 07/16/2044	231,687	189,692
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	330,166	329,006
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	22,012	21,888
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	427,824	422,197
Series 2014-H19, Class HA,
3.000%, 09/20/2064	315,955	309,130
Series 2015-190, Class LE,
3.500%, 06/20/2045	11,457	11,255
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	29,680
Series 2015-84, Class QA,
3.500%, 06/20/2045	242,338	235,673
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	247,474	243,035
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	79,410	78,369
Series 2015-H15, Class FC,
1M US L + 0.58%, 06/20/2065(a)	111,825	110,208
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	46,874	46,158
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	50,721	50,455
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	252,049	248,633
Series 2015-H27, Class FA,
1M US L + 0.75%, 09/20/2065(a)	2,458,140	2,425,776
Series 2015-H29, Class FA,
1M US L + 0.70%, 10/20/2065(a)	3,425	3,398
	Principal Amount	Value (Note 2)
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	$52,467	$52,290
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	59,454	59,308
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	183,571	183,194
Series 2016-116, Class GV,
3.000%, 05/20/2026	37,370	36,093
Series 2016-120, Class KA,
2.000%, 09/20/2046	4,738	4,147
Series 2016-46, Class Z,
3.000%, 04/20/2046	118,743	93,478
Series 2016-82, Class BA,
3.000%, 09/20/2045	56,948	55,115
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	147,332	145,470
Series 2016-H08, Class FT,
1M US L + 0.72%, 02/20/2066(a)	232,001	231,448
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	3,847,705	3,805,741
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	21,955	21,909
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	650,079	644,318
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	558,247	553,610
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	210,726	208,677
Series 2016-H17, Class FK,
1M US L + 0.85%, 07/20/2066(a)	68,922	68,323
Series 2016-H17, Class HA,
2.250%, 03/20/2066	281,689	270,984
Series 2016-H20, Class PT,
4.468%, 09/20/2066(a)	523,901	537,248
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	189,780	188,862
Series 2016-H23, Class PT,
4.152%, 09/20/2066(a)	364,971	372,121

	Principal Amount	Value (Note 2)
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	$557,545	$551,006
Series 2016-H26, Class FC,
1M US L + 1.00%, 12/20/2066(a)	116,148	115,128
Series 2017-150, Class JE,
3.000%, 07/20/2047	64,675	61,209
Series 2017-170, Class MC,
2.500%, 10/20/2047	66,146	60,791
Series 2017-36, Class MJ,
3.000%, 03/20/2047	37,878	34,274
Series 2017-56, Class AZ,
3.000%, 04/20/2047	113,495	98,342
Series 2017-73, Class JT,
2.750%, 09/20/2046	3,713	3,670
Series 2017-80, Class BJ,
3.000%, 03/20/2047	94,439	87,177
Series 2017-80, Class LO,
–%, 05/20/2047(b)	118,769	83,772
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	83,864	83,517
Series 2017-H14, Class FD,
1M US L + 0.47%, 06/20/2067(a)	123,765	122,668
Series 2017-H15, Class FC,
1M US L + 0.47%, 06/20/2067(a)	233,924	232,598
Series 2017-H16, Class PT,
4.767%, 05/20/2066(a)	25,891	25,788
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	32,587	32,445
Series 2017-H22, Class FH,
12M US L + 0.22%, 11/20/2067(a)	266,669	263,891
Series 2018-160, Class AD,
3.500%, 02/20/2048	259,245	249,673
Series 2018-36, Class CZ,
4.000%, 03/20/2048	269,525	256,542
Series 2018-37, Class C,
2.500%, 01/20/2046	165,606	155,928
Series 2018-H07, Class FD,
1M US L + 0.30%, 05/20/2068(a)	191,585	191,203
Series 2018-H09, Class FA,
12M US L + 0.50%, 04/20/2068(a)	434,768	427,999
Series 2019-1, Class EY,
4.000%, 10/20/2048	1,066,499	1,020,935
	Principal Amount	Value (Note 2)
Series 2019-103, Class EK,
4.000%, 04/20/2049	$2,921,162	$2,814,666
Series 2019-111, Class TE,
2.000%, 09/20/2049	47,389	42,343
Series 2019-128, Class AL,
2.500%, 10/20/2049	300,000	224,066
Series 2019-15, Class A,
–%, 07/20/2048(a)	300,226	192,267
Series 2019-61, Class K,
3.500%, 07/20/2048	41,619	40,712
Series 2019-H01, Class FT,
1M US L + 0.40%, 10/20/2068(a)	83,532	83,211
Series 2019-H04, Class BA,
3.000%, 01/20/2069	135,004	130,819
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	124,305	124,381
Series 2019-H08, Class FM,
1M US L + 0.65%, 05/20/2069(a)	1,891,316	1,842,497
Series 2020-122, Class GZ,
3.000%, 08/20/2050	251,572	162,511
Series 2020-125, Class GC,
2.500%, 08/20/2050	43,770	38,047
Series 2020-125, Class GA,
2.500%, 03/20/2050	362,069	316,344
Series 2020-127, Class LZ,
1.500%, 08/20/2050	554,737	250,413
Series 2020-134, Class ZU,
3.000%, 09/20/2050	108,806	67,736
Series 2020-148, Class ZP,
2.000%, 10/20/2050	222,796	110,405
Series 2020-149, Class LU,
1.000%, 10/20/2050	199,998	90,752
Series 2020-187, Class KZ,
2.000%, 12/20/2050	161,589	75,221
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,317,422	1,151,385
Series 2020-5, Class LC,
3.500%, 10/20/2049	181,152	173,092
Series 2020-61, Class AB,
3.000%, 05/20/2048	81,768	79,892
Series 2020-62, Class PD,
3.000%, 05/20/2050	499,844	453,931
Series 2020-62, Class WD,
0.603%, 05/20/2050(a)	488,945	297,417
Series 2020-83, Class ML,
3.000%, 06/20/2050	142,227	133,259
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,334,378	1,224,498

	Principal Amount	Value (Note 2)
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	$94,187	$93,861
Series 2020-H04, Class FP,
1M US L + 0.50%, 06/20/2069(a)	246,844	244,530
Series 2020-H12, Class FE,
1M US L + 1.10%, 06/20/2070(a)	1,031,001	1,038,833
Series 2020-H13, Class FA,
1M US L + 0.45%, 07/20/2070(a)	129,884	126,091
Series 2021-104, Class AL,
1.500%, 06/20/2051	120,000	62,903
Series 2021-116, Class LZ,
2.500%, 07/20/2051	326,338	226,076
Series 2021-116, Class WZ,
2.000%, 07/20/2051	368,768	238,397
Series 2021-142, Class PZ,
0.750%, 08/20/2051	303,204	174,109
Series 2021-146, Class PO,
–%, 07/20/2051(b)	338,715	117,602
Series 2021-177, Class GW,
2.500%, 10/20/2051	166,577	140,648
Series 2021-205, Class NK,
1.500%, 11/20/2051	215,000	168,978
Series 2021-25, Class HA,
2.000%, 02/20/2051	816,375	684,598
Series 2021-8, Class KZ,
2.000%, 01/20/2051	151,953	69,969
Series 2021-H01, Class FA,
1M US L + 1.25%, 11/20/2070(a)	2,910,891	2,927,883
Series 2021-H12, Class GA,
4.599%, 07/20/2071(a)	276,621	273,693
Series 2022-100, Class EB,
3.000%, 06/20/2052	1,729,475	1,426,438
Series 2022-112, Class BM,
3.000%, 06/20/2052	344,718	259,585
Series 2022-126, Class BY,
3.000%, 07/20/2052	960,094	691,287
Series 2022-127, Class UL,
2.000%, 07/20/2052	309,557	176,912
Series 2022-127, Class WC,
3.500%, 07/20/2052	329,622	250,293
Series 2022-20, Class KZ,
2.500%, 01/20/2052	106,630	53,781
Series 2022-51, Class HZ,
3.000%, 03/20/2052	290,331	171,069
	Principal Amount	Value (Note 2)
Series 2022-68, Class MD,
3.500%, 04/20/2052	$223,000	$178,124
		54,380,654

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $180,529,962)		175,055,482

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (3.41%)

Fannie Mae-Aces
Series 2001-M1, Class D,
6.460%, 02/25/2031(a)	102,786	102,559
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	234,825	232,835
Series 2013-M6, Class 1AC,
3.352%, 02/25/2043(a)	11,318,139	10,824,068
Series 2016-M11, Class AL,
2.944%, 07/25/2039	168,512	153,544
Series 2018-M12, Class A1,
3.546%, 08/25/2030	2,096,275	2,054,260
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	370,000	347,044
Series 2019-M10, Class A1,
2.000%, 04/25/2030	1,379,245	1,269,964
Series 2019-M14, Class A1,
2.304%, 06/25/2029	38,367	37,116
Series 2019-M24, Class 2XA,
1.141%, 03/25/2031(a)(d)	4,226,962	182,005
Series 2020-M1, Class A2,
2.444%, 10/25/2029	300,000	272,440
Series 2020-M10, Class X1,
1.780%, 12/25/2030(a)(d)	785,401	78,468
Series 2020-M10, Class X4,
0.885%, 07/25/2032(a)(d)	47,029,704	2,845,640
Series 2020-M13, Class X2,
1.231%, 09/25/2030(a)(d)	7,678,882	276,276
Series 2022-M5, Class A1,
2.368%, 01/01/2034(a)	305,019	278,181
Series 2022-M5, Class A3,
2.368%, 01/01/2034(a)	1,395,000	1,182,419
Series 2022-M8, Class A2,
1.937%, 12/25/2031(a)	100,000	82,509
		20,219,328
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-KS07, Class A1,
2.018%, 09/25/2025	2,759,432	2,656,733

	Principal Amount	Value (Note 2)
Series 2016-KS07, Class X,
0.625%, 09/25/2025(a)(d)	$66,316,600	$985,783
Series 2017-K153, Class X1,
0.275%, 10/25/2031(a)(d)	100,864,709	1,634,624
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	31,014	30,794
Series 2018-K154, Class X1,
0.297%, 11/25/2032(a)(d)	137,093,418	2,857,808
Series 2018-K156, Class X1,
0.071%, 06/25/2033(a)(d)	625,072,780	5,005,208
Series 2018-K158, Class X1,
0.071%, 10/25/2033(a)(d)	351,267,233	3,206,508
Series 2019-KL4F, Class A2AS,
3.683%, 10/25/2025(a)	256,000	250,924
Series 2019-KLU2, Class X1,
0.954%, 08/25/2029(a)(d)	86,938,534	4,009,188
Series 2020-Q013, Class APT2,
1.168%, 04/25/2027(a)	3,419,651	3,062,183
Series 2021-KLU3, Class X1,
1.937%, 01/25/2031(a)(d)	177,075,877	19,241,489
		42,941,242

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $67,564,390)		63,160,570

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (7.23%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	716,618	714,252
Series 2005-843080,
6.000%, 12/01/2034	118,932	119,401
Series 2006-,
6.000%, 02/01/2036	117,000	117,997
Series 2007-943003,
5.500%, 08/01/2047	77,711	76,846
Series 2009-,
4.500%, 06/01/2039	376,458	368,241
Series 2009-463331,
5.250%, 08/01/2029	550,213	568,949
Series 2009-930895,
4.500%, 03/01/2039	163,761	160,084
Series 2009-931707,
4.500%, 08/01/2039	110,059	107,658
Series 2009-958348,
5.440%, 04/01/2027	132,940	131,596
	Principal Amount	Value (Note 2)
Series 2009-958878,
5.750%, 07/01/2027	$1,316,442	$1,331,799
Series 2011-,
6.210%, 12/01/2029	222,560	228,647
Series 2011-468477,
4.590%, 08/01/2026	396,778	401,445
Series 2011-469013,
5.470%, 08/01/2026	998,857	1,033,311
Series 2011-AH9290,
4.000%, 04/01/2041	40,161	38,240
Series 2012-,
3.000%, 12/01/2042	108,286	100,009
3.000%, 01/01/2043	134,360	124,276
3.040%, 12/01/2030	1,196,123	1,122,409
3.500%, 04/01/2042	62,171	58,082
Series 2012-470020,
4.200%, 01/01/2030	1,557,772	1,567,758
Series 2012-AM0279,
3.210%, 08/01/2027	290,224	289,253
Series 2012-AM1387,
3.260%, 11/01/2032	109,491	105,835
Series 2012-MA1214,
3.000%, 10/01/2042	640,680	591,698
Series 2013-,
3.000%, 01/01/2043	123,906	114,607
3.000%, 02/01/2043	385,119	355,646
3.000%, 04/01/2043	240,575	222,161
3.000%, 08/01/2043	189,791	175,418
3.380%, 05/01/2028	265,464	258,033
4.410%, 09/01/2028	86,148	87,855
Series 2013-AM3154,
3.250%, 05/01/2028	354,468	350,971
Series 2013-AM4329,
3.870%, 10/01/2025	193,516	191,539
Series 2013-AM4781,
4.180%, 11/01/2028	1,199,806	1,213,988
Series 2013-AM4991,
3.970%, 12/01/2025	159,180	157,890
Series 2013-AR2289,
3.000%, 02/01/2033	224,698	210,664
Series 2013-AT9663,
2.500%, 07/01/2043	480,958	421,105
Series 2013-MA1586,
3.000%, 08/01/2043	193,127	178,634
Series 2014-,
3.300%, 11/01/2026	259,764	253,184
3.730%, 07/01/2034	620,295	606,135
4.060%, 03/01/2030	457,872	459,540
Series 2014-AM4198,
3.550%, 03/01/2024	94,184	92,687
Series 2014-AM7274,
3.000%, 12/01/2024	1,200,000	1,164,508

	Principal Amount	Value (Note 2)
Series 2015-,
3.100%, 09/01/2025	$155,404	$150,614
3.390%, 07/01/2035	202,720	191,074
3.600%, 02/01/2040	239,887	232,150
3.610%, 08/01/2030	300,000	293,438
4.000%, 01/01/2041	129,766	127,823
4.500%, 06/01/2045	153,712	154,950
Series 2015-AM8666,
2.960%, 06/01/2030	174,759	164,385
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	694,345
Series 2015-AM9173,
3.110%, 06/01/2027	237,448	229,216
Series 2016-,
3.160%, 07/01/2036(a)	1,686,764	1,535,736
Series 2016-AL8405,
4.500%, 05/01/2041	180,884	178,264
Series 2016-AN0665,
3.070%, 02/01/2026	192,737	186,381
Series 2016-AN0774,
3.210%, 01/01/2026	173,300	168,713
Series 2016-AN2228,
2.520%, 08/01/2026	185,382	175,007
Series 2016-AN3542,
3.410%, 11/01/2046	355,973	317,436
Series 2016-AN3749,
2.520%, 12/01/2026	451,830	426,838
Series 2016-BC0943,
3.500%, 05/01/2046	380,959	365,378
Series 2017-,
3.010%, 07/01/2027	262,382	252,686
3.160%, 07/01/2027	148,936	143,437
3.210%, 11/01/2032	100,000	92,126
3.500%, 06/01/2047	327,187	305,689
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	82,575
Series 2017-AN4469,
3.640%, 01/01/2029	679,066	664,461
Series 2017-AN4529,
3.620%, 01/01/2027	815,346	803,729
Series 2017-AN4606,
3.510%, 02/01/2027	779,178	759,756
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	92,629
Series 2017-AN5279,
3.340%, 04/01/2029	451,285	431,151
Series 2017-AN5742,
3.190%, 05/01/2030	136,305	129,074
Series 2017-AN5796,
3.030%, 06/01/2027	268,198	257,516
	Principal Amount	Value (Note 2)
Series 2017-AN6304,
3.100%, 10/01/2027	$275,000	$263,960
Series 2017-AN6670,
3.210%, 09/01/2027	1,897,962	1,824,043
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,695,537
Series 2017-AN7234,
3.010%, 12/01/2027	998,735	954,998
Series 2017-AN7384,
2.880%, 12/01/2027	48,194	45,824
Series 2017-AN7547,
3.370%, 11/01/2027	1,089,282	1,047,386
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	223,388
Series 2017-CA0522,
3.000%, 10/01/2047	239,640	219,823
Series 2018-,
3.000%, 02/01/2033	49,405	46,897
3.000%, 04/01/2048	520,661	470,146
3.500%, 09/01/2028	130,000	126,567
3.660%, 05/01/2033	700,000	680,356
3.740%, 07/01/2028	175,000	171,673
3.940%, 10/01/2036	327,361	316,536
4.010%, 12/01/2030	300,000	298,795
4.500%, 08/01/2041	355,239	361,908
Series 2018-109435,
3.890%, 08/01/2028	1,873,267	1,851,797
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,512,775
Series 2018-387853,
3.455%, 08/01/2025	175,000	170,634
Series 2018-387983,
3.630%, 08/01/2028	2,000,000	1,952,007
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	96,243
Series 2018-AN8486,
3.330%, 04/01/2030	323,199	306,387
Series 2018-AN8493,
3.300%, 02/01/2030	421,250	396,016
Series 2018-AN8982,
3.440%, 05/01/2028	1,000,000	969,821
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	131,020
Series 2018-AN924,
4.210%, 05/01/2033	569,184	575,395
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	464,763
Series 2018-BL0212,
3.820%, 07/01/2027	43,690	43,314
Series 2019-,
2.520%, 11/01/2029	144,296	131,273

	Principal Amount	Value (Note 2)
3.000%, 08/01/2049	$97,862	$88,368
3.710%, 04/01/2031	1,900,000	1,843,173
4.000%, 07/01/2048	717,821	708,325
4.070%, 11/01/2026	133,365	132,719
4.500%, 08/01/2058	496,884	495,002
5.500%, 06/01/2049	208,109	217,932
Series 2019-BI2928,
3.410%, 07/01/2027	814,339	796,328
Series 2019-BL1188,
3.480%, 02/01/2026	197,115	192,570
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,381,470
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	672,383
Series 2019-BL1567,
3.590%, 02/01/2029	1,775,000	1,731,135
Series 2019-BL1596,
3.480%, 03/01/2029	164,064	159,524
Series 2019-BL2236,
3.640%, 10/01/2029	1,091,433	1,053,745
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	158,294
Series 2019-BL2460,
3.400%, 05/01/2029	575,638	555,580
Series 2019-BL3182,
2.980%, 07/01/2029	249,127	234,796
Series 2019-BM6011,
3.285%, 11/01/2026(a)	58,603	57,062
Series 2019-BM6152,
3.500%, 06/01/2044	1,117,203	1,077,158
Series 2019-MA3784,
3.500%, 09/01/2049	2,611,745	2,437,556
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,217,454
2.150%, 09/01/2029	500,000	443,606
3.500%, 04/01/2050	187,646	174,375
Series 2022-,
2.030%, 12/01/2028	100,000	89,117
3.910%, 06/01/2032	1,181,000	1,156,984
4.110%, 09/01/2032	1,815,000	1,781,883
4.140%, 08/01/2032	2,038,000	2,005,584
4.240%, 07/01/2032	1,687,000	1,681,952
5.250%, 10/01/2032	7,898,000	8,296,351
5.300%, 10/01/2032	8,632,000	8,963,078
5.440%, 12/01/2032	2,122,000	2,208,574
5.620%, 11/01/2032	2,901,983	3,021,668
5.730%, 11/01/2032	16,500,000	17,297,288
		111,159,244
Freddie Mac
Series 2005-2936, Class FC,
1M US L + 0.40%, 03/15/2029(a)	19,624	19,507
	Principal Amount	Value (Note 2)
Series 2021-5129, Class KC,
4.000%, 11/25/2049	$165,443	$146,447
		165,954
Freddie Mac Gold Pool
Series 2005-,
5.500%, 12/01/2035	173,805	169,524
Series 2006-,
6.000%, 01/01/2036	52,205	53,128
Series 2007-,
5.500%, 11/01/2037	65,386	65,395
Series 2012-,
3.500%, 08/01/2042	103,098	96,938
Series 2013-G80393,
5.000%, 08/20/2036	137,643	137,952
Series 2013-T65180,
3.000%, 11/01/2043	115,356	106,634
Series 2015-U49046,
4.000%, 02/01/2029	42,712	42,903
		672,474
Freddie Mac Pool
Series 2018-,
3.500%, 12/01/2045	56,832	53,089
Series 2021-,
2.190%, 06/01/2034	147,602	123,090
Series 2022-,
3.000%, 02/01/2046	4,100,644	3,786,485
		3,962,664
Ginnie Mae I Pool
Series 2010-,
4.500%, 08/15/2040	338,911	337,860

Ginnie Mae II Pool
Series 2008-,
4.500%, 04/20/2038	146,803	144,202
Series 2010-,
4.000%, 09/20/2040	82,548	80,645
4.000%, 11/20/2040	93,725	91,565
4.000%, 12/20/2040	160,148	157,889
4.500%, 08/20/2040	270,363	270,406
1M US L + 2.071%, 08/20/2060(a)	376,112	385,995
Series 2011-,
4.000%, 09/20/2041	257,365	255,562
4.500%, 07/20/2041	204,942	204,606
Series 2012-,
3.500%, 03/20/2042	343,027	322,209
3.500%, 04/20/2042	78,448	73,687
3.500%, 05/20/2042	135,546	127,319
3.500%, 06/20/2042	86,388	81,147
3.500%, 08/20/2042	92,439	86,850
3.500%, 09/20/2042	73,546	69,092

	Principal Amount	Value (Note 2)
3.500%, 10/20/2042	$87,362	$82,059
3.500%, 12/20/2042	95,766	89,952
4.000%, 02/20/2042	25,433	24,853
4.000%, 04/20/2042	103,053	100,704
4.000%, 09/20/2042	94,498	93,165
Series 2012-5302,
3.500%, 02/20/2042	219,243	205,936
Series 2013-,
2.500%, 02/20/2043	140,563	125,509
3.250%, 04/20/2033	316,614	303,098
3.500%, 04/20/2043	228,985	215,083
Series 2013-MA1149,
3.000%, 07/20/2043	13,261	12,116
Series 2015-,
3.500%, 06/20/2035	255,997	249,182
3.750%, 05/20/2045	104,187	101,365
Series 2016-,
3.000%, 06/20/2046	225,541	209,819
3.000%, 07/20/2046	244,608	224,995
3.500%, 06/20/2046	481,195	459,034
4.500%, 09/20/2045	228,329	228,695
4.500%, 03/20/2046	165,530	166,529
Series 2016-MA3588,
3.500%, 04/20/2046	264,630	248,619
Series 2016-MA3793,
3.500%, 07/20/2046	753,636	707,892
Series 2016-MA3865,
3.500%, 08/20/2046	472,627	443,912
Series 2017-,
2.500%, 01/20/2032	300,722	274,184
3.500%, 12/20/2047	782,602	740,772
Series 2018-,
3.500%, 01/20/2048	69,361	66,508
4.000%, 05/20/2048	2,548,812	2,484,512
4.000%, 09/20/2048	2,832,593	2,761,389
4.500%, 09/20/2048	306,872	308,457
5.500%, 10/20/2048	465,357	474,908
Series 2019-,
3.500%, 12/20/2049	149,009	138,742
4.000%, 04/20/2049	104,950	100,438
4.500%, 09/20/2049	423,871	423,307
5.500%, 06/20/2049	199,605	204,006
6.000%, 01/20/2049	314,761	325,323
Series 2019-784688,
5.000%, 02/20/2049	920,936	932,127
Series 2019-MA5864,
3.000%, 04/20/2049	21,969	20,270
Series 2019-MA5920,
3.000%, 05/20/2049	15,842	14,376
Series 2019-MA5936,
6.500%, 05/20/2049	51,034	54,731
Series 2020-,
2.500%, 01/20/2050	197,718	172,547
	Principal Amount	Value (Note 2)
4.000%, 02/20/2050	$529,463	$516,338
4.000%, 04/20/2050	868,286	830,660
4.000%, 05/20/2050	167,130	160,048
		17,647,334

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $137,632,642)		133,945,530

CORPORATE BONDS (43.38%)

Aerospace & Defense (1.70%)
Boeing Co.
2.20%, 02/04/2026	10,030,000	9,277,061
3.95%, 08/01/2059	7,777,000	5,794,089
TransDigm, Inc.
8.00%, 12/15/2025(e)	16,061,000	16,392,338
Total Aerospace & Defense		31,463,488

Airlines (1.37%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,310,621	5,175,610
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	4,442,363	4,460,853
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,203,332	1,111,996
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	7,593,191
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	6,907,753	6,999,670
Total Airlines		25,341,320

Apparel & Textile Products (0.24%)
Hanesbrands, Inc.
4.88%, 05/15/2026(e)	4,750,000	4,428,449

Automobiles Manufacturing (2.83%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,063,395
4.00%, 11/13/2030	3,483,000	3,046,598
7.35%, 03/06/2030	8,700,000	9,142,656
General Motors Financial Co., Inc.
6.40%, 01/09/2033	8,646,000	8,996,577
SOFRINDX + 1.30%, 04/07/2025(a)	14,607,000	14,491,075
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(e)	7,650,000	6,921,325
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(e)	995,000	960,318
3.95%, 06/06/2025(e)	3,000,000	2,929,074
Total Automobiles Manufacturing		52,551,018

	Principal Amount	Value (Note 2)
Banks (4.17%)
Associated Bank NA/Green Bay WI
4.25%, 01/15/2025	$934,000	$912,037
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	5,154,000	5,230,537
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,304,129
Danske Bank A/S
5.38%, 01/12/2024(e)	1,000,000	1,000,508
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	5,844,389
First Horizon Corp.
3.55%, 05/26/2023	2,500,000	2,489,432
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(a)	16,202,000	16,113,174
FNB Corp.
2.20%, 02/24/2023	1,800,000	1,796,066
Intesa Sanpaolo SpA
1Y US TI + 2.75%, 06/01/2042(a)(e)	1,800,000	1,304,775
M&T Bank Corp.
1D US SOFR + 1.85%, 01/27/2034(a)	9,059,000	9,042,834
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025	3,250,000	3,306,898
Truist Bank
3.30%, 05/15/2026	4,316,000	4,113,327
UniCredit SpA
1Y US TI + 1.20%, 06/03/2027(a)(e)	14,303,000	12,617,687
US Bancorp
1D US SOFR + 1.60%, 02/01/2034(a)	9,000,000	8,957,589
Total Banks		77,033,382

Cable & Satellite (0.90%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	4,000,000	3,315,080
4.50%, 06/01/2033(e)	5,978,000	4,865,793
4.75%, 02/01/2032(e)	5,300,000	4,512,447
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	6,363,000	4,045,888
Total Cable & Satellite		16,739,208

Casinos & Gaming (1.09%)
MGM Resorts International
6.75%, 05/01/2025	12,855,000	12,964,378
	Principal Amount	Value (Note 2)
Penn Entertainment, Inc.
5.63%, 01/15/2027(e)	$7,595,000	$7,146,894
Total Casinos & Gaming		20,111,272

Chemicals (1.06%)
Avient Corp.
5.75%, 05/15/2025(e)	4,130,000	4,092,068
Celanese US Holdings LLC
6.17%, 07/15/2027	4,973,000	5,040,536
6.38%, 07/15/2032	6,175,000	6,225,965
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(e)	4,966,000	4,300,467
Total Chemicals		19,659,036

Commercial Finance (1.80%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	17,268,000	17,592,229
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(e)	2,830,000	2,444,262
4.25%, 04/15/2026(e)	3,100,000	2,945,476
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(e)	10,304,000	10,293,836
Total Commercial Finance		33,275,803

Consumer Finance (1.98%)
Ally Financial, Inc.
1.45%, 10/02/2023	990,000	966,805
8.00%, 11/01/2031	4,000,000	4,409,938
Capital One Financial Corp.
1D US SOFR + 2.60%, 02/01/2034(a)	8,680,000	8,753,167
Discover Financial Services
6.70%, 11/29/2032	12,930,000	13,816,974
Synchrony Financial
3.70%, 08/04/2026	3,192,000	2,971,280
4.25%, 08/15/2024	1,700,000	1,668,495
7.25%, 02/02/2033	4,000,000	4,009,350
Total Consumer Finance		36,596,009

Consumer Products (0.57%)
Church & Dwight Co., Inc.
5.60%, 11/15/2032	4,500,000	4,841,421
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	2,983,000	2,870,441
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027	2,983,000	2,825,174
Total Consumer Products		10,537,036

	Principal Amount	Value (Note 2)
Containers & Packaging (0.16%)
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(e)	$2,957,000	$2,948,961

Department Stores (0.21%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	4,000,000	3,800,940

Diversified Banks (3.31%)
Bank of America Corp.
1D US SOFR + 1.37%, 10/24/2031(a)	17,418,000	14,028,464
1D US SOFR + 1.99%, 11/10/2028(a)	5,000,000	5,276,028
5Y US TI + 1.20%, 09/21/2036(a)	5,649,000	4,413,001
Citigroup, Inc.
4.30%, 11/20/2026	11,435,000	11,241,855
HSBC Holdings PLC
1D US SOFR + 1.51%, 12/09/2025(a)	3,750,000	3,677,549
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(a)	17,162,000	17,306,949
1D US SOFR + 1.56%, 04/26/2028(a)	4,972,000	4,875,681
Total Diversified Banks		60,819,527

Electrical Equipment Manufacturing (0.17%)
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,231,755

Entertainment Content (0.48%)
Discovery Communications LLC
4.00%, 09/15/2055	2,709,000	1,867,240
Warnermedia Holdings, Inc.
4.28%, 03/15/2032(e)	5,000,000	4,454,063
5.14%, 03/15/2052(e)	3,205,000	2,666,225
Total Entertainment Content		8,987,528

Entertainment Resources (0.40%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(e)	4,484,000	4,456,233
Vail Resorts, Inc.
6.25%, 05/15/2025(e)	2,983,000	3,000,712
Total Entertainment Resources		7,456,945
	Principal Amount	Value (Note 2)
Exploration & Production (0.69%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(e)	$1,682,000	$1,565,645
6.25%, 11/01/2028(e)	5,537,000	5,325,016
6.25%, 04/15/2032(e)	1,682,000	1,554,399
Occidental Petroleum Corp.
7.88%, 09/15/2031	4,000,000	4,535,180
Total Exploration & Production		12,980,240

Financial Services (3.08%)
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029(e)	2,000,000	1,756,256
Credit Suisse Group AG
1D US SOFR + 2.044%, 06/05/2026(a)(e)	3,000,000	2,637,139
1D US SOFR + 3.92%, 08/12/2033(a)(e)	7,000,000	6,726,399
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(a)	3,976,000	3,964,511
1D US SOFR + 1.114%, 02/24/2028(a)	7,952,000	7,294,939
Morgan Stanley
1D US SOFR + 1.00%, 01/21/2028(a)	4,970,000	4,533,697
1D US SOFR + 1.36%, 09/16/2036(a)	12,446,000	9,656,411
1D US SOFR + 1.73%, 02/01/2029(a)	2,985,000	3,019,803
Raymond James Financial, Inc.
4.65%, 04/01/2030	9,000,000	8,958,399
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(e)	1,000,000	979,169
1Y US TI + 1.75%, 05/12/2028(a)(e)	2,983,000	2,933,915
1Y US TI + 2.20%, 01/12/2034(a)(e)	5,000,000	5,270,311
Total Financial Services		57,730,949

Food & Beverage (0.54%)
JDE Peet's NV
0.80%, 09/24/2024(e)	1,984,000	1,833,320
Kraft Heinz Foods Co.
3.88%, 05/15/2027	4,255,000	4,147,932
4.25%, 03/01/2031	4,226,000	4,083,810
Total Food & Beverage		10,065,062

Hardware (0.47%)
Teledyne Technologies, Inc.
1.60%, 04/01/2026	4,201,000	3,838,020
2.75%, 04/01/2031	5,969,000	5,079,079
Total Hardware		8,917,099

	Principal Amount	Value (Note 2)
Health Care Facilities & Services (0.84%)
HCA, Inc.
2.38%, 07/15/2031	$11,927,000	$9,697,741
5.38%, 02/01/2025	3,000,000	3,012,638
5.63%, 09/01/2028	3,000,000	3,054,835
Total Health Care Facilities & Services		15,765,214

Homebuilders (0.42%)
Shea Homes LP
4.75%, 04/01/2029	3,500,000	3,031,683
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	5,000,000	4,695,950
Total Homebuilders		7,727,633

Industrial Other (0.51%)
Honeywell International, Inc.
4.95%, 02/15/2028	4,000,000	4,158,951
5.00%, 02/15/2033	3,207,000	3,379,692
Quanta Services, Inc.
0.95%, 10/01/2024	1,984,000	1,847,447
Total Industrial Other		9,386,090

Managed Care (0.23%)
Humana, Inc.
0.65%, 08/03/2023	4,265,000	4,170,967

Medical Equipment & Devices Manufacturing (0.82%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	8,670,000	9,082,997
PerkinElmer, Inc.
0.55%, 09/15/2023	3,347,000	3,245,778
0.85%, 09/15/2024	2,977,000	2,786,998
Total Medical Equipment & Devices Manufacturing		15,115,773

Metals & Mining (0.53%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	9,805,000	9,738,312

Pipeline (4.17%)
Buckeye Partners LP
4.13%, 12/01/2027	2,040,000	1,847,822
4.15%, 07/01/2023	3,800,000	3,783,793
4.50%, 03/01/2028(e)	8,958,000	8,186,338
Cheniere Energy Partners LP
3.25%, 01/31/2032	8,000,000	6,689,280
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	10,561,499
4.32%, 12/30/2039(e)	9,061,000	6,969,415
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(e)	7,311,000	7,145,993
4.63%, 04/01/2029(e)	6,974,000	6,529,655
	Principal Amount	Value (Note 2)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	$16,103,000	$16,501,307
6.88%, 01/15/2029	8,740,000	8,985,768
Total Pipeline		77,200,870

Power Generation (1.15%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	6,118,000	5,899,705
Vistra Operations Co. LLC
5.13%, 05/13/2025(e)	6,961,000	6,835,470
5.50%, 09/01/2026(e)	8,626,000	8,411,839
Total Power Generation		21,147,014

Property & Casualty Insurance (0.11%)
Fairfax US, Inc.
4.88%, 08/13/2024(e)	2,000,000	1,968,942

Publishing & Broadcasting (1.21%)
Gray Television, Inc.
7.00%, 05/15/2027(e)	4,200,000	3,826,683
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,231,639
5.63%, 07/15/2027(e)	4,376,000	4,174,616
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	2,888,000	2,415,962
5.38%, 01/15/2031(e)	5,478,000	4,427,594
Total Publishing & Broadcasting		22,076,494

Real Estate (0.75%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	2,000,000	1,933,370
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(e)	5,500,000	5,329,245
5.63%, 05/01/2024(e)	6,649,000	6,643,240
Total Real Estate		13,905,855

Refining & Marketing (0.65%)
HF Sinclair Corp.
4.50%, 10/01/2030	9,494,000	8,623,050
5.88%, 04/01/2026	3,177,000	3,206,561
Total Refining & Marketing		11,829,611

Retail - Consumer Discretionary (0.26%)
AutoZone, Inc.
4.75%, 02/01/2033	4,975,000	4,951,157

Semiconductors (0.21%)
Microchip Technology, Inc.
0.97%, 02/15/2024	3,985,000	3,815,584

	Principal Amount	Value (Note 2)
Software & Services (0.46%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	$10,000,000	$8,458,650

Transportation & Logistics (0.32%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	7,060,491	5,861,571

Utilities (1.85%)
Atmos Energy Corp.
0.63%, 03/09/2023	5,062,000	5,041,178
3M US L + 0.38%, 03/09/2023(a)	1,993,000	1,992,937
Dominion Energy, Inc.
3.07%, 08/15/2024(c)	1,500,000	1,455,981
National Rural Utilities Cooperative Finance Corp.
3M US L + 2.91%, 04/30/2043(a)	4,331,000	4,159,036
ONE Gas, Inc.
1.10%, 03/11/2024	7,521,000	7,210,986
Pacific Gas and Electric Co.
3.25%, 02/16/2024	2,984,000	2,929,515
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(a)	4,268,000	3,742,380
Southern California Edison Co.
1.10%, 04/01/2024	2,899,000	2,769,868
Southern Co.
5.11%, 08/01/2027	4,972,000	5,061,390
Total Utilities		34,363,271

Waste & Environment Services & Equipment (0.35%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	6,644,000	6,470,758

Wireless Telecommunications Services (1.27%)
AT&T, Inc.
5.35%, 11/01/2066	691,884	16,612,135
Sprint LLC
7.88%, 09/15/2023	6,792,000	6,900,489
Total Wireless Telecommunications Services		23,512,624

Wireline Telecommunications Services (0.05%)
NTT Finance Corp.
0.37%, 03/03/2023(e)	996,000	992,401

TOTAL CORPORATE BONDS
(Cost $842,598,845)		803,133,818

GOVERNMENT BONDS (31.19%)
	Principal Amount	Value (Note 2)
U.S. Treasury Bonds (31.19%)
United States Treasury Bonds
2.38%, 02/15/2042	$47,412,000	$38,370,384
2.75%, 08/15/2032	25,376,000	23,879,212
3.00%, 08/15/2052	52,787,000	46,720,619
3.25%, 05/15/2042	52,853,000	49,054,191
3.38%, 08/15/2042	49,862,000	47,154,649
4.00%, 11/15/2042	34,772,000	35,940,122
4.00%, 11/15/2052	88,436,000	94,585,065
4.13%, 11/15/2032	13,840,000	14,562,275
United States Treasury Notes
0.75%, 08/31/2026	51,299,000	46,161,085
1.13%, 01/15/2025	8,300,000	7,822,750
1.25%, 12/31/2026	45,295,000	41,250,298
1.50%, 01/31/2027	46,625,000	42,828,523
2.63%, 05/31/2027	27,785,000	26,626,387
3.88%, 11/30/2027	4,089,000	4,136,279
3.88%, 12/31/2027	4,684,000	4,737,427
4.25%, 12/31/2024	49,344,000	49,347,854
4.50%, 11/15/2025	4,270,000	4,334,050
Total U.S. Treasury Bonds		577,511,170

TOTAL GOVERNMENT BONDS
(Cost $587,704,702)		577,511,170

		Value
	Shares	(Note 2)
PREFERRED STOCK (3.65%)

Energy (0.27%)
Pipeline (0.27%)
Energy Transfer LP, Series B, 6.625%(f)	2,506,000	2,102,359
Energy Transfer LP, Series F, 6.750%(f)	2,985,000	2,832,018

Total Energy		4,934,377

Financials (3.38%)
Banks (1.39%)
Bank of Hawaii, Series A, 4.375%(f)	13,534	256,469
PNC Financial Services Group, Inc., Series O, 3M US L + 3.678%(a)(f)	21,627,000	21,682,610
PNC Financial Services Group, Inc., Series T, 3.400%(f)	4,533,000	3,875,715
		25,814,794

Commercial Finance (0.47%)
AerCap Holdings NV, 5.875%(f)	4,960,000	4,757,830
Air Lease Corp., Series C, 4.125%(f)	4,960,000	3,886,160
		8,643,990

		Value
	Shares	(Note 2)
Consumer Finance (0.61%)
Ally Financial, Inc., Series C, 4.700%(f)	2,982,000	$2,296,140
American Express Co., 3.550%(f)	4,674,000	4,147,239
Discover Financial Services, Series D, 6.125%(f)	5,000,000	4,969,252
		11,412,631

Diversified Banks (0.43%)
Citigroup, Inc., 5.900%(f)	7,941,000	7,995,879

Financial Services (0.48%)
Credit Suisse Group AG, 6.375%(e)(f)	10,875,000	8,835,938

Total Financials		62,703,232

TOTAL PREFERRED STOCK
(Cost $72,765,047)		67,637,609

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.76%)

Money Market Fund (0.76%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.14%	14,041,001	14,041,001

TOTAL SHORT TERM INVESTMENTS
(Cost $14,041,001)			14,041,001

Value
(Note 2)
TOTAL INVESTMENTS (99.07%)
(Cost $1,902,836,589)	$1,834,485,180

Other Assets In Excess Of Liabilities (0.93%)	17,149,445

NET ASSETS (100.00%)	$1,851,634,625

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
TI – Treasury Index
Reference Rates:
1M US L - 1 Month LIBOR as of January 31, 2023 was 4.57%
3M US L - 3 Month LIBOR as of January 31, 2023 was 4.81%
12M US L - 12 Month LIBOR as of January 31, 2023 was 5.33%
1D US SOFR - 1 Day SOFR as of January 31, 2023 was 4.31%
1Y US TI - 1 Year US TI as of January 31, 2023 was 4.68%
5Y US TI - 5 Year US TI as of January 31, 2023 was 3.63%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2023.
(d)	Interest only security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the aggregate market value of those securities was $284,188,277, representing 15.35% of net assets.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund
STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.71%)

Domestic Fixed Income (1.96%)
High Yield (1.96%)
iShares 0-5 Year High Yield Corporate Bond ETF	130,000	$5,461,300

Total Domestic Fixed Income		5,461,300

Energy (0.54%)
Oil & Gas (0.54%)
Cheniere Energy Partners LP	27,491	1,500,184

Total Energy		1,500,184

Technology (0.21%)
Tech Hardware & Semiconductors (0.21%)
Texas Instruments, Inc.	3,234	573,097

Total Technology		573,097

TOTAL COMMON STOCKS
(Cost $7,157,315)		7,534,581

	Principal Amount	Value (Note 2)
BANK LOAN (0.23%)

Publishing & Broadcasting (0.23%)
Nexstar Media, Inc.
09/18/2026(a)	650,187	651,270

TOTAL BANK LOAN
(Cost $650,187)		651,270

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.47%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$12,758	$12,700
Series 2002-90, Class A1,
6.500%, 06/25/2042	57,372	60,128
Series 2008-8, Class FB,
1M US L + 0.82%, 02/25/2038(a)	137,890	131,591
		204,419
	Principal Amount	Value (Note 2)
Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	$16,037	$16,514
Series 2002-2505, Class D,
5.500%, 09/15/2032	31,860	32,812
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	34,435	29,240
Series 2011-3907, Class KG,
2.500%, 04/15/2040	2,596	2,586
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	23,637	21,815
Series 2016-4579, Class W,
3.472%, 01/15/2038(a)	87,433	90,627
		193,594
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	15,392	15,187
Series 2011-139, Class KZ,
2.500%, 10/20/2041	46,354	38,732
Series 2011-H05, Class FB,
1M US L + 0.50%, 12/20/2060(a)	27,011	26,893
Series 2011-H14, Class FC,
1M US L + 0.50%, 05/20/2061(a)	51,428	51,229
Series 2012-H20, Class BA,
1M US L + 0.56%, 09/20/2062(a)	26,205	26,123
Series 2012-H29, Class SA,
1M US L + 0.515%, 10/20/2062(a)	51,578	51,351
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	26,568	26,451
Series 2013-H10, Class FA,
1M US L + 0.40%, 03/20/2063(a)	17,646	17,552
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	21,349	21,327
Series 2013-H23, Class FA,
1M US L + 1.30%, 09/20/2063(a)	18,656	18,745
Series 2014-H03, Class FA,
1M US L + 0.60%, 01/20/2064(a)	13,956	13,922
Series 2015-43, Class DM,
2.500%, 03/20/2045	87,182	80,075
Series 2015-H29, Class FL,
1M US L + 0.60%, 11/20/2065(a)	57,387	56,730

	Principal Amount	Value (Note 2)
Series 2016-H09, Class FA,
1M US L + 0.65%, 03/20/2066(a)	$43,637	$43,535
Series 2018-H07, Class FE,
1M US L + 0.35%, 02/20/2068(a)	54,753	54,493
Series 2020-134, Class XB,
1.000%, 07/20/2048	125,000	77,372
Series 2020-160, Class QD,
1.000%, 10/20/2050	162,035	94,255
Series 2020-H09, Class NF,
1M US L + 1.25%, 04/20/2070(a)	59,743	60,250
Series 2021-215, Class TZ,
5.000%, 12/20/2051	129,162	119,896
		894,118

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,231,157)		1,292,131

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.47%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	25,784	26,737
7.500%, 08/01/2028	25,022	24,994
8.500%, 06/01/2027	15,569	15,567
Series 1999-,
8.000%, 04/01/2029	24,109	24,075
Series 2001-,
7.000%, 06/01/2031	27,782	27,765
Series 2002-,
6.000%, 12/01/2032	39,869	40,715
Series 2003-,
4.500%, 09/01/2028	37,322	36,848
4.750%, 09/01/2033	42,112	42,153
5.500%, 10/01/2033	21,990	21,816
5.500%, 12/01/2033	38,207	38,897
Series 2005-,
4.500%, 05/01/2035	19,937	19,592
6.500%, 01/01/2036	28,810	29,652
Series 2006-,
4.500%, 01/01/2036	30,043	29,571
Series 2007-,
5.500%, 07/01/2037	18,976	19,083
6.000%, 07/01/2037	36,627	36,926
6.000%, 09/01/2037	35,119	36,394
6.500%, 11/01/2037	45,272	46,917
Series 2008-,
5.000%, 06/01/2037	30,257	30,136
5.500%, 04/01/2038	22,466	22,959
	Principal Amount	Value (Note 2)
5.500%, 08/01/2038	$27,385	$27,554
6.500%, 07/01/2038	46,444	48,131
Series 2009-,
5.000%, 04/01/2039	45,988	46,027
Series 2010-,
4.000%, 05/01/2040	5,444	5,265
5.500%, 02/01/2038	45,866	46,849
Series 2011-,
4.500%, 05/01/2041	70,764	69,739
Series 2013-,
3.000%, 04/01/2043	96,795	87,401
Series 2015-,
3.500%, 06/01/2045	57,690	55,630
5.000%, 07/01/2044	21,117	21,803
Series 2016-,
3.500%, 06/01/2046	36,831	34,410
Series 2018-,
3.734%, 02/01/2048(a)	50,777	46,899
Series 2022-,
5.730%, 11/01/2032	1,500,000	1,572,480
		2,632,985
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	29,200	29,112
Series 2006-,
4.500%, 01/01/2036	11,785	11,715
5.500%, 12/01/2034	29,549	29,935
5.500%, 08/01/2036	19,914	19,518
6.000%, 05/01/2036	56,188	57,833
Series 2008-,
4.500%, 05/01/2038	60,104	59,221
6.000%, 08/01/2038	34,309	35,965
Series 2010-,
6.000%, 04/01/2040	23,893	24,650
Series 2013-,
3.000%, 01/01/2033	58,643	55,184
Series 2014-,
3.500%, 10/01/2044	41,314	38,635
Series 2015-,
4.000%, 03/01/2044	34,019	33,542
		395,310
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	50,707	48,892
4.500%, 01/01/2036	74,702	74,988
		123,880
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	58,401	61,567

	Principal Amount	Value (Note 2)
Series 2010-,
5.000%, 05/15/2040	$41,361	$42,365
		103,932
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	51,209	50,767
6.000%, 11/20/2039	32,480	34,614
Series 2011-,
4.000%, 02/20/2041	33,452	32,685
4.000%, 05/20/2041	35,451	34,634
4.000%, 10/20/2041	14,403	14,071
Series 2012-,
3.500%, 01/20/2042	95,511	90,980
3.500%, 05/20/2042	96,778	91,997
Series 2013-,
3.500%, 03/20/2043	84,661	80,122
5.500%, 11/20/2035	93,161	97,632
Series 2014-,
3.750%, 04/20/2044	78,448	76,324
4.000%, 05/20/2044	68,851	67,682
Series 2016-,
3.500%, 09/20/2046	16,918	15,669
Series 2021-,
4.000%, 05/20/2051	157,461	149,931
		837,108

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,184,629)		4,093,215

	Principal Amount	Value (Note 2)
CORPORATE BONDS (82.94%)

Advertising & Marketing (1.01%)
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027(c)	3,052,000	2,811,572

Aerospace & Defense (2.97%)
Boeing Co.
2.20%, 02/04/2026	1,450,000	1,341,150
3.95%, 08/01/2059	2,170,000	1,616,712
TransDigm, Inc.
8.00%, 12/15/2025(c)	5,185,000	5,291,968
Total Aerospace & Defense		8,249,830

Airlines (2.69%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(c)	632,418	616,340
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(c)	1,688,606	1,695,635
	Principal Amount	Value (Note 2)
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(c)	$1,327,426	$1,226,671
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	3,885,847	3,937,553
Total Airlines		7,476,199

Apparel & Textile Products (0.49%)
Hanesbrands, Inc.
4.88%, 05/15/2026(c)	1,450,000	1,351,842

Automobiles Manufacturing (3.17%)
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	250,000	245,156
5.58%, 03/18/2024	650,000	646,075
7.35%, 11/04/2027	1,500,000	1,576,875
7.35%, 03/06/2030	1,300,000	1,366,144
General Motors Financial Co., Inc.
6.40%, 01/09/2033	1,310,000	1,363,118
SOFRINDX + 1.30%, 04/07/2025(a)	1,300,000	1,289,683
Nissan Motor Co., Ltd.
4.35%, 09/17/2027(c)	1,400,000	1,319,028
4.81%, 09/17/2030(c)	1,100,000	995,223
Total Automobiles Manufacturing		8,801,302

Banks (5.63%)
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(a)(c)	1,500,000	1,512,828
Danske Bank A/S
1Y US TI + 1.35%, 09/11/2026(a)(c)	3,400,000	3,057,064
Fifth Third Bank NA
1D US SOFR + 1.23%, 10/27/2025(a)	1,000,000	1,016,039
Intesa Sanpaolo SpA
7.00%, 11/21/2025(c)	2,000,000	2,066,541
1Y US TI + 4.40%, 11/21/2033(a)(c)	1,000,000	1,095,092
M&T Bank Corp.
1D US SOFR + 1.85%, 01/27/2034(a)	1,350,000	1,347,591
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	1,774,000	1,654,827
Truist Bank
3.30%, 05/15/2026	1,000,000	953,041
UniCredit SpA
7.83%, 12/04/2023(c)	1,500,000	1,530,894
1Y US TI + 1.20%, 06/03/2027(a)(c)	1,589,000	1,401,769

	Principal Amount	Value (Note 2)
Total Banks		15,635,686

Cable & Satellite (1.88%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 02/01/2032(c)	$673,000	$572,996
6.38%, 09/01/2029(c)	1,600,000	1,545,832
7.38%, 03/01/2031(c)	2,000,000	2,006,250
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	1,689,000	1,073,944
Total Cable & Satellite		5,199,022

Casinos & Gaming (3.99%)
Caesars Entertainment, Inc.
7.00%, 02/15/2030(c)	2,750,000	2,801,563
MGM Resorts International
4.75%, 10/15/2028	2,900,000	2,633,248
6.75%, 05/01/2025	1,233,000	1,243,491
Penn Entertainment, Inc.
5.63%, 01/15/2027(c)	4,674,000	4,398,233
Total Casinos & Gaming		11,076,535

Chemicals (1.46%)
Avient Corp.
5.75%, 05/15/2025(c)	1,525,000	1,510,994
7.13%, 08/01/2030(c)	250,000	252,181
Celanese US Holdings LLC
6.17%, 07/15/2027	2,250,000	2,280,556
Total Chemicals		4,043,731

Commercial Finance (2.19%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.15%, 10/29/2023	800,000	776,514
Antares Holdings LP
2.75%, 01/15/2027(c)	500,000	411,762
3.95%, 07/15/2026(c)	2,500,000	2,190,538
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(c)	2,700,000	2,697,337
Total Commercial Finance		6,076,151

Consumer Finance (3.79%)
Ally Financial, Inc.
8.00%, 11/01/2031	1,250,000	1,378,106
Capital One Financial Corp.
1D US SOFR + 2.60%, 02/01/2034(a)	1,320,000	1,331,127
Discover Financial Services
6.70%, 11/29/2032	1,940,000	2,073,080
OneMain Finance Corp.
6.88%, 03/15/2025	1,650,000	1,647,038
8.25%, 10/01/2023	1,085,000	1,100,598
Synchrony Financial
7.25%, 02/02/2033	3,000,000	3,007,012
	Principal Amount	Value (Note 2)
Total Consumer Finance		10,536,961

Consumer Services (1.59%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028(c)	$2,700,000	$2,332,328
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(c)	2,250,000	2,079,041
Total Consumer Services		4,411,369

Containers & Packaging (1.93%)
Canpack SA / Canpack US LLC
3.88%, 11/15/2029(c)	5,000,000	4,157,900
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026(c)	100,000	101,000
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(c)	1,105,000	1,101,996
Total Containers & Packaging		5,360,896

Department Stores (1.82%)
NMG Holding Co. Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026(c)	3,800,000	3,633,993
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	1,500,000	1,425,353
Total Department Stores		5,059,346

Diversified Banks (0.54%)
Barclays PLC
1Y US TI + 2.30%, 08/09/2026(a)	1,500,000	1,500,572

Entertainment Content (0.49%)
Discovery Communications LLC
4.00%, 09/15/2055	833,000	574,164
Warnermedia Holdings, Inc.
5.14%, 03/15/2052(c)	940,000	781,982
Total Entertainment Content		1,356,146

Entertainment Resources (0.54%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(c)	1,503,000	1,493,693

Exploration & Production (2.55%)
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(c)	3,050,000	2,840,251
6.25%, 11/01/2028(c)	1,506,000	1,448,343
Occidental Petroleum Corp.
7.88%, 09/15/2031	1,200,000	1,360,554

	Principal Amount	Value (Note 2)
Range Resources Corp.
8.25%, 01/15/2029	$1,400,000	$1,441,104
Total Exploration & Production		7,090,252

Financial Services (4.77%)
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032(c)	2,500,000	2,057,001
5.25%, 04/15/2029(c)	1,750,000	1,576,995
Credit Suisse Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(c)	1,000,000	960,914
1D US SOFR + 5.02%, 11/15/2033(a)(c)	2,000,000	2,248,691
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(c)	1,679,000	1,501,191
Morgan Stanley
1D US SOFR + 1.16%, 04/17/2025(a)	1,500,000	1,473,203
OWL Rock Core Income Corp.
3.13%, 09/23/2026	2,785,000	2,431,099
UBS Group AG
1Y US TI + 1.55%, 05/12/2026(a)(c)	1,000,000	985,401
Total Financial Services		13,234,495

Forest & Paper Products Manufacturing (1.45%)
Resolute Forest Products, Inc.
4.88%, 03/01/2026(c)	4,050,000	4,019,099

Health Care Facilities & Services (0.32%)
HCA, Inc.
3.63%, 03/15/2032(c)	1,000,000	888,639

Homebuilders (3.34%)
Forestar Group, Inc.
3.85%, 05/15/2026(c)	4,103,000	3,661,578
Shea Homes LP
4.75%, 02/15/2028	125,000	111,541
4.75%, 04/01/2029	3,125,000	2,706,859
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	3,000,000	2,817,570
Total Homebuilders		9,297,548

Industrial Other (0.73%)
Dycom Industries, Inc.
4.50%, 04/15/2029(c)	2,250,000	2,017,181

Integrated Oils (0.07%)
Petroleos Mexicanos
10.00%, 02/07/2033	200,000	198,212
	Principal Amount	Value (Note 2)
Manufactured Goods (0.74%)
Chart Industries, Inc.
7.50%, 01/01/2030(c)	$1,000,000	$1,023,750
9.50%, 01/01/2031(c)	1,000,000	1,044,870
Total Manufactured Goods		2,068,620

Medical Equipment & Devices Manufacturing (0.50%)
Alcon Finance Corp.
5.38%, 12/06/2032(c)	1,330,000	1,393,355

Metals & Mining (0.48%)
SunCoke Energy, Inc.
4.88%, 06/30/2029(c)	1,520,000	1,339,264

Oil & Gas Services & Equipment (0.51%)
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(c)	1,350,000	1,402,745

Pharmaceuticals (0.74%)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(c)	2,280,000	2,061,792

Pipeline (8.31%)
Buckeye Partners LP
4.13%, 12/01/2027	336,000	304,347
4.15%, 07/01/2023	1,200,000	1,194,882
4.50%, 03/01/2028(c)	1,698,000	1,551,730
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(c)	3,071,000	2,507,295
4.32%, 12/30/2039(c)	1,733,000	1,332,965
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	4,535,000	4,483,551
Kinetik Holdings LP
5.88%, 06/15/2030(c)	2,000,000	1,902,670
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(c)	3,675,000	3,592,056
4.63%, 04/01/2029(c)	1,734,000	1,623,519
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	1,505,000	1,542,226
6.88%, 01/15/2029	2,957,000	3,040,151
Total Pipeline		23,075,392

Power Generation (0.95%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	1,374,000	1,324,975
Vistra Operations Co. LLC
5.50%, 09/01/2026(c)	1,325,000	1,292,104
Total Power Generation		2,617,079

	Principal Amount	Value (Note 2)
Publishing & Broadcasting (4.86%)
Gray Escrow II, Inc.
5.38%, 11/15/2031(c)	$3,000,000	$2,310,900
Gray Television, Inc.
4.75%, 10/15/2030(c)	2,000,000	1,477,910
7.00%, 05/15/2027(c)	850,000	774,448
Nexstar Media, Inc.
4.75%, 11/01/2028(c)	1,450,000	1,310,735
5.63%, 07/15/2027(c)	2,000,000	1,907,960
Scripps Escrow II, Inc.
5.38%, 01/15/2031(c)	6,100,000	4,930,324
Scripps Escrow, Inc.
5.88%, 07/15/2027(c)	900,000	804,290
Total Publishing & Broadcasting		13,516,567

Real Estate (4.35%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(c)	2,975,000	2,875,888
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,600,000	2,538,159
5.75%, 06/01/2028	750,000	764,771
Howard Hughes Corp.
4.13%, 02/01/2029(c)	1,392,000	1,203,614
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	4,084,000	3,356,517
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(c)	200,000	193,791
5.63%, 05/01/2024(c)	1,137,000	1,136,015
Total Real Estate		12,068,755

Retail - Consumer Discretionary (0.67%)
Victoria's Secret & Co.
4.63%, 07/15/2029(c)	2,225,000	1,851,601

Retail - Consumer Staples (0.66%)
United Natural Foods, Inc.
6.75%, 10/15/2028(c)	1,900,000	1,835,970

Software & Services (2.61%)
Cloud Software Group Holdings, Inc.
6.50%, 03/31/2029(c)	4,000,000	3,515,696
CoStar Group, Inc.
2.80%, 07/15/2030(c)	2,700,000	2,283,835
Neptune Bidco US, Inc.
9.29%, 04/15/2029(c)	1,500,000	1,460,273
Total Software & Services		7,259,804

Supermarkets & Pharmacies (0.86%)
Arko Corp.
5.13%, 11/15/2029(c)	3,000,000	2,383,095
	Principal Amount	Value (Note 2)
Utilities (3.28%)
National Rural Utilities Cooperative Finance Corp.
3M US L + 2.91%, 04/30/2043(a)	$1,800,000	$1,728,530
Pacific Gas and Electric Co.
3.25%, 02/16/2024	2,000,000	1,963,482
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(a)	2,725,000	2,389,406
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031(c)	3,500,000	3,049,764
Total Utilities		9,131,182

Waste & Environment Services & Equipment (1.74%)
GFL Environmental, Inc.
4.00%, 08/01/2028(c)	2,800,000	2,489,270
5.13%, 12/15/2026(c)	2,399,000	2,336,446
Total Waste & Environment Services & Equipment		4,825,716

Wireless Telecommunications Services (1.06%)
AT&T, Inc.
5.35%, 11/01/2066	122,131	2,932,365

Wireline Telecommunications Services (1.21%)
Consolidated Communications, Inc.
5.00%, 10/01/2028(c)	4,500,000	3,381,467

TOTAL CORPORATE BONDS
(Cost $243,403,307)		230,331,048

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (4.30%)

U.S. Treasury Bonds (4.30%)
United States Treasury Bonds
4.00%, 11/15/2042	1,920,000	1,984,500
4.00%, 11/15/2052	6,880,000	7,358,375
United States Treasury Notes
3.13%, 08/15/2025	936,000	916,695
4.25%, 12/31/2024	1,691,000	1,691,132
Total U.S. Treasury Bonds		11,950,702

TOTAL GOVERNMENT BONDS
(Cost $11,659,971)		11,950,702

	Shares	Value (Note 2)
PREFERRED STOCK (7.63%)

Financials (7.63%)
Banks (2.92%)
PNC Financial Services Group, Inc., Series O, 3M US L + 3.678%(a)(d)	5,302,000	$5,315,633
PNC Financial Services Group, Inc., Series T, 3.400%(d)	1,566,000	1,338,930
Truist Financial Corp., Series N, 4.800%(d)	1,500,000	1,441,073
		8,095,636
Commercial Finance (2.40%)
AerCap Holdings NV, 5.875%(d)	4,499,000	4,315,620
Air Lease Corp., Series C, 4.125%(d)	3,000,000	2,350,500
		6,666,120

Consumer Finance (0.48%)
American Express Co., 3.550%(d)	1,500,000	1,330,950

Financial Services (1.50%)
Credit Suisse Group AG, 6.375%(c)(d)	2,500,000	2,031,250
Goldman Sachs Group, Inc., 5.500%(d)	85,000	2,120,750
		4,152,000

Life Insurance (0.33%)
Lincoln National Corp., 9.000%(d)	32,000	920,000

Total Financials		21,164,706

TOTAL PREFERRED STOCK
(Cost $22,384,959)		21,164,706

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.41%)

Money Market Fund (0.41%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.14%	1,151,953	1,151,953

TOTAL SHORT TERM INVESTMENTS
(Cost $1,151,953)			1,151,953

TOTAL INVESTMENTS (100.16%)
(Cost $291,823,478)			$278,169,606

Liabilities In Excess Of Other Assets (-0.16%)			(437,444)

NET ASSETS (100.00%)			$277,732,162

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2023 was 4.57%

3M US L - 3 Month LIBOR as of January 31, 2023 was 4.81%

1D US SOFR - 1 Day SOFR as of January 31, 2023 was 4.31%

1Y US TI -  1 Year US TI as of January 31, 2023 was 4.68%

5Y US TI -  5 Year US TI as of January 31, 2023 was 3.63%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the aggregate market value of those securities was $153,185,008, representing 55.16% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (58.61%)

Communications (4.86%)
Media (4.20%)
Alphabet, Inc., Class A(a)	4,520	$446,756
Meta Platforms, Inc., Class A(a)	1,977	294,514
Walt Disney Co.(a)	2,259	245,079
		986,349

Telecommunications (0.66%)
AT&T, Inc.	7,615	155,118

Total Communications		1,141,467

Consumer Discretionary (5.47%)
Consumer Discretionary Services (2.41%)
Marriott International, Inc., Class A	1,384	241,065
McDonald's Corp.	1,212	324,089
		565,154

Retail & Whsle - Discretionary (3.06%)
Amazon.com, Inc.(a)	2,820	290,827
Lowe's Cos., Inc.	931	193,881
O'Reilly Automotive, Inc.(a)	295	233,743
		718,451

Total Consumer Discretionary		1,283,605

Consumer Staples (4.54%)
Consumer Staple Products (1.55%)
Coca-Cola Co.	4,445	272,567
Estee Lauder Cos., Inc., Class A	332	91,991
		364,558

Retail & Wholesale - Staples (2.99%)
Costco Wholesale Corp.	514	262,726
Target Corp.	846	145,630
Walmart, Inc.	2,040	293,495
		701,851

Total Consumer Staples		1,066,409

Energy (4.38%)
Oil & Gas (3.81%)
BP PLC, Sponsored ADR	4,610	167,020
ConocoPhillips	3,480	424,108
Enbridge, Inc.	7,397	303,055
		894,183

		Value
	Shares	(Note 2)
Renewable Energy (0.57%)
Enphase Energy, Inc.(a)	605	$133,935

Total Energy		1,028,118

Financials (5.66%)
Banking (2.53%)
JPMorgan Chase & Co.	2,985	417,780
Wells Fargo & Co.	3,740	175,294
		593,074

Financial Services (2.57%)
American Express Co.	1,675	293,008
Intercontinental Exchange, Inc.	1,953	210,045
LPL Financial Holdings, Inc.	414	98,168
		601,221

Insurance (0.56%)
Prudential Financial, Inc.	1,255	131,700

Total Financials		1,325,995

Health Care (9.18%)
Health Care (9.18%)
Boston Scientific Corp.(a)	3,600	166,500
Bristol-Myers Squibb Co.	2,102	152,710
Danaher Corp.	667	176,341
HCA Healthcare, Inc.	845	215,533
IQVIA Holdings, Inc.(a)	650	149,117
Pfizer, Inc.	6,440	284,391
Thermo Fisher Scientific, Inc.	385	219,578
UnitedHealth Group, Inc.	919	458,755
Vertex Pharmaceuticals, Inc.(a)	532	171,889
Zoetis, Inc.	937	155,064
		2,149,878

Total Health Care		2,149,878

Industrials (7.99%)
Industrial Products (5.49%)
Caterpillar, Inc.	1,049	264,652
Deere & Co.	695	293,874
ITT, Inc.	1,636	149,841
Lockheed Martin Corp.	375	173,723
Schneider Electric SE, ADR	6,425	208,427
TE Connectivity, Ltd.	1,550	197,083
		1,287,600

Industrial Services (2.50%)
Norfolk Southern Corp.	449	110,369
Old Dominion Freight Line, Inc.	429	142,960
Southwest Airlines Co.	3,678	131,562
Waste Management, Inc.	1,310	202,696
		587,587

		Value
	Shares	(Note 2)
Total Industrials		1,875,187

Materials (2.97%)
Materials (2.97%)
Anglo American PLC, ADR	5,940	$128,007
Freeport-McMoRan, Inc.	3,240	144,569
Linde PLC	515	170,434
LyondellBasell Industries NV, Class A	780	75,418
Mosaic Co.	1,210	59,943
Norsk Hydro ASA, ADR	14,445	117,727
		696,098

Total Materials		696,098

Real Estate (1.58%)
Real Estate (1.58%)
Equity LifeStyle Properties, Inc.	3,096	222,230
Prologis, Inc.	1,145	148,026
		370,256

Total Real Estate		370,256

Technology (11.98%)
Software & Tech Services (5.96%)
Mastercard, Inc., Class A	741	274,614
Microsoft Corp.	2,474	613,082
Palantir Technologies, Inc., Class A(a)	14,330	111,487
PayPal Holdings, Inc.(a)	1,383	112,701
Synopsys, Inc.(a)	803	284,061
		1,395,945

Tech Hardware & Semiconductors (6.02%)
Apple, Inc.	2,807	405,022
Lam Research Corp.	227	113,523
Motorola Solutions, Inc.	690	177,337
NVIDIA Corp.	1,370	267,657
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,211	205,026
Texas Instruments, Inc.	1,383	245,081
		1,413,646

Total Technology		2,809,591

TOTAL COMMON STOCKS
(Cost $11,673,216)		13,746,604
	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.87%)

Fannie Mae
Series 1997-10, Class FA,
1M US L + 0.60%, 03/18/2027(b)	$5,843	$5,841
Series 1997-42, Class PK,
4.500%, 07/18/2027	6,373	6,282
Series 1999-52, Class NF,
1M US L + 1.15%, 10/25/2023(b)	1,660	1,663
Series 2002-21, Class FD,
1M US L + 0.90%, 04/25/2032(b)	8,582	8,639
Series 2002-22, Class GC,
6.500%, 04/25/2032	7,718	8,123
Series 2002-58, Class PG,
6.000%, 09/25/2032	19,135	19,950
Series 2002-58, Class FG,
1M US L + 1.00%, 08/25/2032(b)	6,967	7,072
Series 2003-117, Class KB,
6.000%, 12/25/2033	15,991	16,762
Series 2003-87, Class SL,
9.10% - 1M US L, 07/25/2033(b)	36,305	35,260
Series 2004-60, Class JC,
5.500%, 04/25/2034	17,747	18,110
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	93,087
Series 2007-104, Class ZE,
6.000%, 08/25/2037	16,901	17,560
Series 2007-22, Class A,
5.500%, 03/25/2037	8,095	8,376
Series 2007-55, Class PH,
6.000%, 06/25/2047	21,605	22,784
Series 2007-76, Class ZG,
6.000%, 08/25/2037	146,499	150,677
Series 2008-1, Class LF,
1M US L + 0.70%, 05/25/2037(b)	16,722	16,718
Series 2008-22, Class DB,
5.000%, 04/25/2048	15,128	15,425
Series 2009-12, Class LC,
8.400%, 06/25/2037(b)	14,407	16,040
Series 2009-51, Class BZ,
4.500%, 07/25/2039	20,345	20,214
Series 2010-61, Class WA,
5.998%, 06/25/2040(b)	16,411	17,033
Series 2010-98, Class BH,
5.500%, 09/25/2040	16,115	16,543
Series 2012-153, Class B,
7.000%, 07/25/2042	7,198	7,780

	Principal	Value
	Amount	(Note 2)
Series 2012-64, Class NA,
3.000%, 08/25/2041	$2,425	$2,372
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	13,795
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	32,062
Series 2013-9, Class AE,
1.750%, 03/25/2039	3,898	3,849
Series 2014-21, Class MA,
2.000%, 09/25/2041	11,460	10,795
		592,812
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	2,556	2,562
Series 1999-2123, Class L,
6.500%, 01/15/2029	20,215	20,813
Series 2002-2538, Class FB,
1M US L + 0.40%, 12/15/2032(b)	3,801	3,797
Series 2003-2626, Class FQ,
1M US L + 1.00%, 06/15/2023(b)	82	82
Series 2003-2696, Class DG,
5.500%, 10/15/2033	10,919	11,041
Series 2005-2977, Class AT,
4.500%, 05/15/2025	5,513	5,449
Series 2005-2990, Class LB,
16.94569% - 1M US L, 06/15/2034(b)	2,863	2,829
Series 2005-2993, Class TF,
1M US L + 0.35%, 06/15/2025(b)	6,781	6,776
Series 2006-3174, Class LF,
1M US L + 0.35%, 05/15/2036(b)	8,054	8,004
Series 2006-3239, Class EF,
1M US L + 0.35%, 11/15/2036(b)	8,894	8,782
Series 2007-3298, Class Z,
6.000%, 04/15/2037	24,190	25,301
Series 2008-3409, Class DB,
6.000%, 01/15/2038	15,855	16,453
Series 2009-3572, Class KT,
4.500%, 09/15/2039	14,952	14,965
Series 2010-3645, Class WD,
4.500%, 02/15/2040	26,000	26,395
Series 2010-3699, Class LC,
4.000%, 03/15/2040	11,107	10,919
Series 2010-3721, Class FB,
1M US L + 0.50%, 09/15/2040(b)	10,810	10,701

	Principal	Value
	Amount	(Note 2)
Series 2010-3759, Class PY,
4.000%, 11/15/2040	$25,000	$24,613
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	25,257	24,661
Series 2011-3954, Class PG,
2.500%, 07/15/2041	22,849	21,474
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	24,489
Series 2012-4032, Class AD,
2.000%, 10/15/2041	11,330	10,712
Series 2012-4043, Class PB,
1.500%, 05/15/2027	11,045	10,443
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	12,833	11,901
Series 2015-4498, Class JA,
2.500%, 04/15/2037	33,174	29,837
		332,999
Ginnie Mae
Series 2003-52, Class AP,
–%, 06/16/2033(c)	13,332	12,131
Series 2004-86, Class C,
5.500%, 10/20/2034	16,000	16,324
Series 2005-91, Class PD,
5.500%, 12/20/2035	10,343	10,649
Series 2007-70, Class FC,
1M US L + 0.47%, 11/20/2037(b)	16,113	16,102
Series 2008-2, Class PC,
4.750%, 01/20/2038	7,371	7,386
Series 2008-46, Class FA,
1M US L + 0.60%, 05/20/2038(b)	7,080	7,080
Series 2008-60, Class JP,
5.500%, 07/20/2038	46,000	46,844
Series 2009-104, Class KA,
4.500%, 08/16/2039	6,479	6,418
Series 2010-98, Class MG,
3.000%, 08/20/2039	366	365
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,141	5,862
Series 2012-39, Class GA,
3.000%, 10/16/2040	6,806	6,594
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	46,464
Series 2013-98, Class DM,
3.500%, 07/20/2042	6,517	6,424
Series 2015-91, Class NE,
3.000%, 10/20/2044	3,331	3,259
Series 2019-152, Class LC,
3.500%, 10/20/2049	2,681	2,586

	Principal	Value
	Amount	(Note 2)
Series 2019-162, Class GA,
3.000%, 10/20/2049	$3,927	$3,729
Series 2020-167, Class EC,
1.000%, 02/20/2049	8,796	7,432
Series 2020-5, Class LC,
3.500%, 10/20/2049	3,697	3,533
Series 2021-76, Class ND,
1.250%, 08/20/2050	8,821	7,027
		216,209

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,237,421)		1,142,020

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.10%)

Fannie Mae-Aces
Series 2014-M9, Class A2,
3.103%, 07/25/2024(b)	23,648	22,970

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $23,597)		22,970

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (3.70%)

Fannie Mae Pool
Series 2004-,
5.500%, 08/01/2034	28,814	28,876
5.500%, 11/01/2034	39,398	39,232
Series 2005-,
7.703%, 06/15/2034	13,252	13,944
Series 2007-,
5.500%, 08/01/2037	30,299	29,687
1Y US TI + 2.403%, 10/01/2035(b)	23,226	23,693
Series 2008-,
5.500%, 03/01/2038	37,336	38,016
5.500%, 05/01/2038	30,009	30,692
Series 2009-,
5.500%, 11/01/2039	28,113	28,252
Series 2012-AM0762,
3.290%, 09/01/2032	8,088	7,575
Series 2012-AM1671,
2.100%, 12/01/2027	27,230	25,785
Series 2014-,
3.500%, 11/01/2033	28,909	27,987
Series 2015-AM8645,
2.690%, 05/01/2027	20,928	19,920

	Principal	Value
	Amount	(Note 2)
Series 2015-AM8674,
2.810%, 04/01/2025	$60,000	$58,006
Series 2016-,
2.390%, 06/01/2025	18,684	17,865
Series 2017-AN6670,
3.210%, 09/01/2027	28,903	27,777
Series 2018-BL0212,
3.820%, 07/01/2027	33,981	33,689
Series 2019-,
3.340%, 05/01/2031	24,315	23,159
Series 2020-,
1.400%, 11/01/2032	55,000	43,041
		517,196
Freddie Mac Gold Pool
Series 2012-,
3.000%, 05/01/2032	32,688	30,761

Ginnie Mae II Pool
Series 2009-,
5.000%, 10/20/2039	11,395	11,623
5.500%, 02/20/2039	33,846	34,558
Series 2010-,
4.000%, 12/20/2040	25,033	24,456
4.500%, 04/20/2040	103,812	103,834
4.500%, 08/20/2040	21,315	21,319
Series 2011-,
5.000%, 04/20/2041	26,349	26,835
Series 2012-,
3.500%, 05/20/2042	39,021	36,652
4.000%, 08/20/2042	62,257	60,580
		319,857

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $910,759)		867,814

CORPORATE BONDS (14.15%)

Aerospace & Defense (0.80%)
Boeing Co.
2.20%, 02/04/2026	70,000	64,745
3.95%, 08/01/2059	53,000	39,487
TransDigm, Inc.
8.00%, 12/15/2025(d)	82,000	83,691
Total Aerospace & Defense		187,923

Airlines (0.71%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	43,848	42,733
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	22,244	22,336

	Principal	Value
	Amount	(Note 2)
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	$5,372	$4,964
Southwest Airlines Co.
5.25%, 05/04/2025	55,000	55,388
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	41,499	42,052
Total Airlines		167,473

Automobiles Manufacturing (1.19%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	35,000	32,649
4.00%, 11/13/2030	17,000	14,870
General Motors Financial Co., Inc.
6.40%, 01/09/2033	44,000	45,784
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(d)	200,000	180,949
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(d)	5,000	4,826
Total Automobiles Manufacturing		279,078

Banks (0.68%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(b)	36,000	36,535
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(b)	83,000	82,545
M&T Bank Corp.
1D US SOFR + 1.85%, 01/27/2034(b)	41,000	40,927
Total Banks		160,007

Cable & Satellite (0.28%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 06/01/2033(d)	22,000	17,907
4.75%, 02/01/2032(d)	27,000	22,987
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	41,000	26,069
Total Cable & Satellite		66,963

Casinos & Gaming (0.50%)
MGM Resorts International
6.75%, 05/01/2025	60,000	60,511
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	61,000	57,400
Total Casinos & Gaming		117,911

Chemicals (0.49%)
Avient Corp.
5.75%, 05/15/2025(d)	24,000	23,780

	Principal	Value
	Amount	(Note 2)
Celanese US Holdings LLC
6.17%, 07/15/2027	$27,000	$27,367
6.38%, 07/15/2032	34,000	34,280
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(d)	34,000	29,443
Total Chemicals		114,870

Commercial Finance (0.85%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	110,000	112,065
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(d)	14,000	12,092
4.25%, 04/15/2026(d)	25,000	23,754
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(d)	51,000	50,950
Total Commercial Finance		198,861

Consumer Finance (0.04%)
Ally Financial, Inc.
1.45%, 10/02/2023	10,000	9,766

Consumer Products (0.14%)
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	17,000	16,359
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027	17,000	16,101
Total Consumer Products		32,460

Containers & Packaging (0.07%)
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(d)	16,000	15,957

Diversified Banks (1.28%)
Bank of America Corp.
1D US SOFR + 1.37%, 10/24/2031(b)	90,000	72,486
5Y US TI + 1.20%, 09/21/2036(b)	62,000	48,434
Citigroup, Inc.
4.30%, 11/20/2026	65,000	63,902
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(b)	88,000	88,742
1D US SOFR + 1.56%, 04/26/2028(b)	28,000	27,458
Total Diversified Banks		301,022

	Principal	Value
	Amount	(Note 2)
Entertainment Resources (0.13%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(d)	$13,000	$12,920
Vail Resorts, Inc.
6.25%, 05/15/2025(d)	17,000	17,101
Total Entertainment Resources		30,021

Exploration & Production (0.17%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	42,000	40,392

Financial Services (0.95%)
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(b)	24,000	23,931
1D US SOFR + 1.114%, 02/24/2028(b)	48,000	44,034
Morgan Stanley
1D US SOFR + 1.00%, 01/21/2028(b)	30,000	27,366
1D US SOFR + 1.36%, 09/16/2036(b)	61,000	47,328
1D US SOFR + 1.73%, 02/01/2029(b)	15,000	15,175
Raymond James Financial, Inc.
4.65%, 04/01/2030	50,000	49,769
UBS Group AG
1Y US TI + 1.75%, 05/12/2028(b)(d)	17,000	16,720
Total Financial Services		224,323

Food & Beverage (0.26%)
JDE Peet's NV
0.80%, 09/24/2024(d)	16,000	14,785
Kraft Heinz Foods Co.
3.88%, 05/15/2027	24,000	23,397
4.25%, 03/01/2031	24,000	23,192
Total Food & Beverage		61,374

Hardware (0.16%)
Teledyne Technologies, Inc.
1.60%, 04/01/2026	12,000	10,963
2.75%, 04/01/2031	31,000	26,378
Total Hardware		37,341

Health Care Facilities & Services (0.25%)
HCA, Inc.
2.38%, 07/15/2031	73,000	59,355

	Principal	Value
	Amount	(Note 2)
Industrial Other (0.06%)
Quanta Services, Inc.
0.95%, 10/01/2024	$16,000	$14,899

Managed Care (0.12%)
Humana, Inc.
0.65%, 08/03/2023	28,000	27,383

Medical Equipment & Devices Manufacturing (0.09%)
PerkinElmer, Inc.
0.85%, 09/15/2024	23,000	21,532

Metals & Mining (0.32%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	75,000	74,490

Pipeline (1.65%)
Buckeye Partners LP
4.13%, 12/01/2027	36,000	32,609
4.50%, 03/01/2028(d)	50,000	45,693
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	63,000	51,436
4.32%, 12/30/2039(d)	62,000	47,688
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(d)	39,000	38,120
4.63%, 04/01/2029(d)	32,000	29,961
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	91,000	93,250
6.88%, 01/15/2029	46,000	47,294
Total Pipeline		386,051

Power Generation (0.45%)
Alexander Funding Trust
1.84%, 11/15/2023(d)	40,000	38,572
Vistra Operations Co. LLC
5.13%, 05/13/2025(d)	39,000	38,297
5.50%, 09/01/2026(d)	29,000	28,280
Total Power Generation		105,149

Publishing & Broadcasting (0.32%)
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	25,000	22,599
5.63%, 07/15/2027(d)	24,000	22,896
Scripps Escrow II, Inc.
3.88%, 01/15/2029(d)	12,000	10,039
5.38%, 01/15/2031(d)	22,000	17,782
Total Publishing & Broadcasting		73,316

	Principal	Value
	Amount	(Note 2)
Real Estate (0.07%)
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024(d)	$17,000	$16,985

Refining & Marketing (0.28%)
HF Sinclair Corp.
4.50%, 10/01/2030	46,000	41,780
5.88%, 04/01/2026	22,000	22,205
Total Refining & Marketing		63,985

Retail - Consumer Discretionary (0.11%)
AutoZone, Inc.
4.75%, 02/01/2033	25,000	24,880

Semiconductors (0.06%)
Microchip Technology, Inc.
0.97%, 02/15/2024	15,000	14,362

Software & Services (0.22%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	60,000	50,752

Transportation & Logistics (0.16%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	44,653	37,070

Utilities (0.83%)
Atmos Energy Corp.
0.63%, 03/09/2023	17,000	16,930
3M US L + 0.38%, 03/09/2023(b)	7,000	7,000
National Rural Utilities Cooperative Finance Corp.
3M US L + 2.91%, 04/30/2043(b)	30,000	28,809
ONE Gas, Inc.
1.10%, 03/11/2024	64,000	61,362
Pacific Gas and Electric Co.
3.25%, 02/16/2024	16,000	15,708
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(b)	32,000	28,059
Southern California Edison Co.
1.10%, 04/01/2024	10,000	9,555
Southern Co.
5.11%, 08/01/2027	28,000	28,503
Total Utilities		195,926

	Principal	Value
	Amount	(Note 2)
Waste & Environment Services & Equipment (0.15%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	$36,000	$35,061

Wireless Telecommunications Services (0.29%)
AT&T, Inc.
5.35%, 11/01/2066	1,729	41,514
Sprint LLC
7.88%, 09/15/2023	25,000	25,399
Total Wireless Telecommunications Services		66,913

Wireline Telecommunications Services (0.02%)
NTT Finance Corp.
0.37%, 03/03/2023(d)	4,000	3,986

TOTAL CORPORATE BONDS
(Cost $3,585,958)		3,317,837

GOVERNMENT BONDS (11.61%)

U.S. Treasury Bonds (11.61%)
United States Treasury Bonds
2.00%, 11/15/2041	136,000	103,392
2.38%, 02/15/2042	265,000	214,464
2.75%, 08/15/2032	182,000	171,265
3.00%, 08/15/2052	270,000	238,971
3.25%, 05/15/2042	295,000	273,797
3.38%, 08/15/2042	243,000	229,806
4.00%, 11/15/2042	179,000	185,013
4.00%, 11/15/2052	421,000	450,272
4.13%, 11/15/2032	318,000	334,595
United States Treasury Notes
1.50%, 01/31/2027	76,000	69,812
2.63%, 05/31/2027	65,000	62,290
3.88%, 12/31/2027	21,000	21,240
4.13%, 01/31/2025	184,000	183,806
4.25%, 12/31/2024	184,000	184,014
Total U.S. Treasury Bonds		2,722,737

TOTAL GOVERNMENT BONDS
(Cost $2,741,020)		2,722,737

		Value
	Shares	(Note 2)
PREFERRED STOCK (2.02%)

Energy (0.06%)
Pipeline (0.06%)
Energy Transfer LP, Series F, 6.750%(e)	15,000	14,231

Total Energy		14,231

		Value
	Shares	(Note 2)
Financials (1.96%)
Banks (0.57%)
PNC Financial Services Group, Inc., Series O, 3.400%(e)	133,000	$133,342

Commercial Finance (0.30%)
AerCap Holdings NV, 5.875%(e)	40,000	38,370
Air Lease Corp., Series C, 4.125%(e)	40,000	31,340
		69,710

Consumer Finance (0.22%)
Ally Financial, Inc., Series C, 4.700%(e)	18,000	13,860
American Express Co., 3.550%(e)	26,000	23,070
Discover Financial Services, Series D, 6.125%(e)	15,000	14,908
		51,838

Diversified Banks (0.18%)
Citigroup, Inc., 5.900%(e)	41,000	41,283

Financial Services (0.69%)
Credit Suisse Group AG, 6.375%(d)(e)	200,000	162,500

Total Financials		458,673

TOTAL PREFERRED STOCK
(Cost $541,404)		472,904

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (7.63%)

Money Market Fund (7.63%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.14%	352,246	352,246
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.20%	1,438,279	1,438,279
			1,790,525

TOTAL SHORT TERM INVESTMENTS
(Cost $1,790,525)			1,790,525

TOTAL INVESTMENTS (102.69%)
(Cost $22,503,900)			$24,083,411

Liabilities In Excess Of Other Assets (-2.69%)			(630,742)

NET ASSETS (100.00%)			$23,452,669

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2023 was 4.57%

3M US L - 3 Month LIBOR as of January 31, 2023 was 4.81%

1D US SOFR - 1 Day SOFR as of January 31, 2023 was 4.31%

1Y US TI -  1 Year US TI as of January 31, 2023 was 4.68%

5Y US TI -  5 Year US TI as of January 31, 2023 was 3.63%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Issued with zero coupon.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the aggregate market value of those securities was $1,356,334, representing 5.78% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund, ALPS | Smith Credit Opportunities Fund and ALPS |Smith Balanced Opportunity Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services - Investment Companies".

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the "Board" or "Trustees"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed ALPS Advisors, Inc. ("AAI", or, the “Adviser”) to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2023:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$994,702	$–	$994,702
Commercial Mortgage-Backed Securities	–	261,868	–	261,868
Mortgage-Backed Securities	–	8,242,621	–	8,242,621
Corporate Bonds	–	597,206,174	–	597,206,174
Government Bonds	–	185,737,835	–	185,737,835
Short Term Investments	4,474,146	–	–	4,474,146
Total	$4,474,146	$792,443,200	$–	$796,917,346

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$175,055,482	$–	$175,055,482
Commercial Mortgage-Backed Securities	–	63,160,570	–	63,160,570
Mortgage-Backed Securities	–	133,945,530	–	133,945,530
Corporate Bonds	16,612,135	786,521,683	–	803,133,818
Government Bonds	–	577,511,170	–	577,511,170
Preferred Stock	256,469	67,381,140	–	67,637,609
Short Term Investments	14,041,001	–	–	14,041,001
Total	$30,909,605	$1,803,575,575	$–	$1,834,485,180

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks(a)	$7,534,581	$–	$–	$7,534,581
Bank Loan	–	651,270	–	651,270
Collateralized Mortgage Obligations	–	1,292,131	–	1,292,131
Mortgage-Backed Securities	–	4,093,215	–	4,093,215
Corporate Bonds	2,932,365	227,398,683	–	230,331,048
Government Bonds	–	11,950,702	–	11,950,702
Preferred Stock	3,040,750	18,123,956	–	21,164,706
Short Term Investments	1,151,953	–	–	1,151,953
Total	$14,659,649	$263,509,957	$–	$278,169,606

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$13,746,604	$–	$–	$13,746,604
Collateralized Mortgage Obligations	–	1,142,020	–	1,142,020
Commercial Mortgage-Backed Securities	–	22,970	–	22,970
Mortgage-Backed Securities	–	867,814	–	867,814
Corporate Bonds	41,514	3,276,323	–	3,317,837
Government Bonds	–	2,722,737	–	2,722,737
Preferred Stock	–	472,904	–	472,904
Short Term Investments	1,790,525	–	–	1,790,525
Total	$15,578,643	$8,504,768	$–	$24,083,411

(a)	For detailed descriptions of sector and/or industry, see the accompanying Statement of Investments.

For the period ended January 31, 2023, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Libor Risk: Certain holdings of the Funds’ underlying investments may use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration, have ceased the publication of all non-U.S. dollar LIBOR and the one-week and two-month U.S. dollar LIBOR rates, but the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

COVID-19 and Global Economic and Market Conditions: The impact of the novel coronavirus (“COVID-19”) pandemic has rapidly evolved around the globe, causing disruption in the U.S. and global economies. Although the global economy continued reopening in 2022 and robust economic activity has supported a continued recovery, certain geographies, most notably China, have experienced setbacks. The pandemic and the responses thereto have caused various disruptions to the global supply chain, affecting wide swaths of manufacturing, automotive and consumer goods, among other sectors. While the health and economic outlook may improve in the short-term in some markets, such improvements may be uncertain and short-lived due to the rise of potential new variants and increased cases and hospitalizations, as well as potential increased restrictions in the response thereto. Further, the negative economic consequences, including to the global supply chain, caused by the pandemic may be prolonged and take years to resolve, if ever. Issuers that operate in the hospitality, healthcare, travel and entertainment industries may continue to face adverse market conditions due to future restrictions, which could result in adverse performance and potentially bankruptcy. Further, the disruptions caused by the pandemic have contributed to the global and U.S. rise in inflation, which may further increase in the future. Changes in the nature of the pandemic, including any increases in virality and/or lethality, may have negative consequences for the Funds, its service providers and issuers. The uncertainty triggered by the pandemic is likely to continue and may have effects on the overall market and the Funds’ performance.

Additionally, certain Funds may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the U.S., the U.K., the E.U., and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’ economy or military efforts. The ongoing conflict and the rapidly evolving measures in response could be expected to have a negative impact on the economy and business activity globally (including in the countries in which the Funds invest), and therefore are expected to result in adverse consequences to the Russian economy and could have a material adverse effect on our portfolio companies and our business, financial condition, cash flows and results of operations. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, present material uncertainty and risk with respect to the Funds and their portfolio companies and operations, and the ability of the Funds to achieve their investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact the Funds or the business of the the Funds' investments, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the Funds and the companies in which the Funds invest rely.